As filed with the Securities and Exchange Commission on January 28, 2000
                                                    1933  Act  File No. 33-25623
                                                    1940  Act  File No. 811-5690

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                            Pre-Effective Amendment No. ___                [ ]
                            Post-Effective Amendment No. 29                [X]

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 29                        [X]

                         FIRST INVESTORS SERIES FUND
              (Exact name of Registrant as specified in charter)

                                95 Wall Street
                           New York, New York 10005
             (Address of Principal Executive Offices) (Zip Code)
     (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                              Ms. Concetta Durso
                         Vice President and Secretary
                         First Investors Series Fund
                                95 Wall Street
                           New York, New York 10005
                   (Name and Address of Agent for Service)

                                   Copy to:
                             Robert J. Zutz, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, NW
                            Washington, D.C. 20036

It is proposed that this filing will become effective (check  appropriate box)
     [ ] immediately  upon filing pursuant to paragraph (b)
     [x] on January 28, 2000  pursuant  to  paragraph  (b)
     [ ] 60 days  after  filing  pursuant  to paragraph  (a)(1)
     [ ] on (date)  pursuant to  paragraph  (a)(1)
     [ ] 75 days after  filing  pursuant  to  paragraph  (a)(2)
     [ ] on  (date)  pursuant  to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FIRST INVESTORS SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for First Investors Total Return Fund, a series of First Investors Series Fund

            Prospectus for First Investors Blue Chip Fund, a series of First Investors Series Fund

            Prospectus for First Investors Special Situations Fund, a series of First Investors Series Fund

            Prospectus for First Investors Investment Grade Fund, a series of First Investors Series Fund

            Combined   Prospectus  for  First  Investors  Series  Fund,  First
            Investors  Global Fund, Inc. and First  Investors  Series Fund II,
            Inc.

            Combined Prospectus for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

            Combined  Statement of Additional  Information for First Investors
            Series  Fund,   First  Investors   Global  Fund,  Inc.  and  First
            Investors Series Fund II, Inc.

            Combined Statement of Additional Information for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors High Yield Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

            Part C of Form N-1A

            Signature Page

            Exhibits

[FIRST INVESTORS LOGO]


TOTAL RETURN FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                   The date of this prospectus is January 28, 2000

                                    CONTENTS

OVERVIEW OF THE TOTAL RETURN FUND

o   What is the Total Return Fund?
    oo  Objective
    oo  Primary Investment Strategies
    oo  Primary Risks
o   Who should consider buying the Total Return Fund?
o   How has the Total Return Fund performed?
o   What are the fees and expenses of the Total Return Fund?

THE TOTAL RETURN FUND IN DETAIL

o What are the Total Return Fund's objective, principal investment strategies and principal risks?
o  Who manages the Total Return Fund?

BUYING AND SELLING SHARES

o  How and when does the Fund price its shares?
o  How do I buy shares?
o  Which class of shares is best for me?
o  How do I sell shares?
o  Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o  What about dividends and capital gain distributions?
o  What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                        OVERVIEW OF THE TOTAL RETURN FUND

                         What is the Total Return Fund?

OBJECTIVE:     The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  allocates  its  assets  among  stocks,  bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes, and economic trends.
               While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least
               50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates and thereafter the financial strength of particular issuers. The Fund may invest in investment grade or below investment grade bonds ("high yield" or "junk bonds") depending on its view of the economy.

PRIMARY
RISKS: While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles, and interest rates. High yield bonds provide a higher yield but fluctuate more than investment grade bonds because of their speculative nature and their potential lack of liquidity. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Total Return Fund?

               The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand-alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

               o  Are seeking  total  return,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                    How has the Total Return Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[OBJECT  OMITTED]

During the periods shown, the highest quarterly return was 13.00% (for the quarter ended December 31, 1999) and the lowest quarterly return was -4.95% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The Government/Corporate Bond Index is an index which includes Treasury obligations, obligations of U.S. agencies, and investment grade corporate bonds. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.


                                           Inception            Inception
                                           Class A Shares       Class B Shares
                        1 Year*      5 Years*      (4/24/90)        (1/12/95)

Class A Shares          6.48%        15.43%        10.35%       N/A
Class B Shares          8.82%        N/A           N/A          15.97%
S&P 500 Index           21.04%       28.51%        19.53%       28.56%
Government/Corporate
  Bond Index           -2.15%        7.60%         7.91%**      7.60%***
* The annual  returns are based upon calendar  years.
** The average  annual  total  return  shown is for the period 4/30/90 to
   12/31/99.
*** The average annual total return shown is for the period 1/1/95 to 12/31/99.

               What are the fees and expenses of the Total Return Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                    DISTRIBUTION                    TOTAL
                                    AND SERVICE                  ANNUAL FUND
                       MANAGEMENT     (12B-1)        OTHER        OPERATING     FEE          NET
                         FEES(1)      FEES (2)      EXPENSES     EXPENSES(3)   WAIVER(1)   EXPENSES(3)
                         -------      --------      --------     -----------   ---------   -----------


Class A Shares.......     1.00%       0.30%          0.35%         1.65%         0.25%         1.40%
Class B Shares.......     1.00%       1.00%          0.35%         2.35%         0.25%         2.10%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1999, First Investors Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.

(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and 3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                  --------   -----------  ---------   ---------
If you redeem your shares:
Class A shares                     $759       $1,090      $1,444     $2,438
Class B shares                     $613       $1,010      $1,433     $2,492*

If you do not redeem your shares:
Class A shares                     $759       $1,090      $1,444     $2,438
Class B shares                     $213       $710        $1,233     $2,492*

*Assumes conversion to Class A shares eight years after purchase.

                         THE TOTAL RETURN FUND IN DETAIL

   What are the Total Return Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRINCIPAL INVESTMENT STRATEGIES: The Fund allocates its assets among stocks, bonds, and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends. The Fund may allocate up to 25% of its net assets to high yield bonds. These are bonds that are below investment grade. Investment grade bonds are those that are rated among the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund looks for companies that have a mix of strong management, solid financial condition, and above-average earnings growth potential.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds based upon the outlook for the economy and interest rates. If the outlook for the economy is positive, the Fund would normally allocate more to high yield, below-investment grade bonds to secure additional income and potential capital appreciation. If the outlook for the economy is negative, the Fund would normally allocate more to investment grade or Treasury bonds. The duration of the bond portion of the portfolio would be determined by the interest rate outlook. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. In selecting bonds, the Fund considers a variety of factors, including the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength.

While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S.

The Fund sells a security if its fundamentals have deteriorated or if it is necessary to rebalance the portfolio. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Total Return Fund:

MARKET RISK: The Fund's portfolio is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. High yield bonds behave like bonds at times and like stocks at times. Like other bonds, high yield bonds tend to decline in value when interest rates rise. Like stocks, however, high yield bonds generally decline in value when the economy deteriorates.

While stocks and bonds may react differently to economic events, and thereby provide a more balanced return, there are times when stocks and bonds both may decline in value simultaneously. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

ASSET ALLOCATION RISK: The Fund may allocate assets to investment classes which underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

FREQUENT TRADING RISK: The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund.

                          Who manages the Total Return Fund?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 1999, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

The Fund is managed by a team of portfolio managers.

                              BUYING AND SELLING SHARES

                     How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

                              How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                        Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                          Class A Shares

Your investment           SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                 6.67%
$25,000-$49,999              5.75                  6.10
$50,000-$99,999              5.50                  5.82
$100,000-$249,999            4.50                  4.71
$250,000-$499,999            3.50                  3.63
$500,000-$999,999            2.50                  2.56
$1,000,000 or more           0*                    0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                             Class B Shares

                                          CDSC as a Percentage of Purchase Price
             YEAR OF REDEMPTION           OR NAV AT REDEMPTION
             ------------------           --------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                                How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

        o Contacting your Representative who will place a redemption order for you;

        o  Sending  a  written   redemption   request  to  Administrative   Data
           Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

        o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

        o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

       Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

                 What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay dividends from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in the Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends or capital gains distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by the Fund are taxed to you as long-term capital gain, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

    How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                       --------------------------------------------------------------------------------------------
                                              PER SHARE DATA
                       --------------------------------------------------------------------------------------------


                                                                      LESS INVESTMENT DISTRIBUTIONS
                                INCOME FROM INVESTMENT OPERATIONS              FROM
                                ---------------------------------     -----------------------------

                                                                NET
                                                              REALIZED
                                                      NET        AND
                                        NET ASSET   INVEST-  UNREALIZED    TOTAL FROM     NET
                                           VALUE     MENT    GAIN (LOSS)     INVEST-    INVEST-   NET        TOTAL
                                        BEGINNING   INCOME       ON           MENT       MENT   REALIZED    DISTRI-
                                        OF PERIOD   (LOSS)   INVESTMENTS   OPERATIONS   INCOME   GAINS     BUTIONS
-------------------------------------------------------------------------------------------------------------------
CLASS A
1994(h)................................    $11.88    $.21     $(.62)         $(.41)    $.19     $.39       $.58
1995(h)................................     10.89     .39      2.50           2.89      .37      .44        .81
1996(h)...............................      12.97     .39       .97           1.36      .41     1.12       1.53
1997(h)................................     12.80     .26      2.04           2.30      .28     1.08       1.36
1998(a)................................     13.74     .23       .43            .66      .13       --        .13
                                                      .66
1999(f)................................     14.27     .29      1.26           1.55      .30     1.18       1.48

CLASS B
1995(b)................................    $10.90   $ .25     $2.54          $2.79    $ .33    $ .44      $ .77
1996(h)................................     12.92     .32       .94           1.26      .34     1.12       1.46
1997(h)................................     12.72     .21      1.97           2.18      .19     1.08       1.27
1998(a)................................     13.63     .17       .41            .58      .08       --        .08
1999(f)................................     14.13     .21      1.22           1.43      .21     1.18       1.39

+    Annualized
++   Net of expenses waived or assumed by the investment adviser.
*    Calculated without sales charge.
(a)  For the period January 1, 1998 to September 30, 1998.
(b)  For the period  January 12, 1995 (date Class B shares  first  offered) to
(f)  December 31, 1995.
(h)  For the period October 1, 1998 to September 30, 1999
     For the calendar year ended December 31.


-----------------------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
                                                         RATIO TO AVERAGE NET
                          RATIO TO AVERAGE                   ASSETS BEFORE
                           NET ASSETS++                    EXPENSES WAIVED OR NET
                                                               ASSUMED
                          -----------------              ------------------------


                     NET ASSETS               NET                 NET
NET ASSET             END OF                INVEST-             INVEST-
VALUE        TOTAL    PERIOD                 MENT                 MENT    PORTFOLIO
END OF      RETURN*    (IN       EXPENSES   INCOME    EXPENSES   INCOME   TURNOVER
PERIOD       (%)     MILLIONS)     (%)       (%)       (%)        (%)     RATE (%)
-------------------------------------------------------------------------------------



$10.89      (3.45)   $51           1.63      1.91      1.88       1.66   124
  12.97     26.71     55           1.58      3.08      1.83       2.83   135
  12.80     10.62     57           1.53      2.93      1.78       2.68   146
  13.74     18.08     67           1.49      1.94      1.74       1.69   149
  14.27      4.76     73           1.42+     2.15+     1.65+      1.92+  111
  14.34     11.50     92           1.40      2.08      1.63       1.85   127


  $12.92    25.74     $ .3         2.41+     2.24+     2.67+      1.98+  135
   12.72     9.86      1           2.32      2.14      2.49       1.97   146
   13.63    17.24      3           2.19      1.24      2.44        .99   149
   14.13     4.25      4           2.12+     1.45+     2.35+      1.22+  111
   14.17    10.72      9           2.10      1.38      2.33       1.15   127

[FIRST INVESTORS LOGO]

TOTAL RETURN FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.


                                   (Investment Company Act File No:
                                   First  Investors  Total Return Fund 811-5690)

[FIRST INVESTORS LOGO]



BLUE CHIP FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  The date of this prospectus is January 28, 2000

                                    CONTENTS

OVERVIEW OF THE BLUE CHIP FUND

O  What is the Blue Chip Fund?
   oo  Objective
   oo  Primary Investment Strategies
   oo  Primary Risks
o  Who should consider buying the Blue Chip Fund?
o  How has the Blue Chip Fund performed?
o  What are the fees and expenses of the Blue Chip Fund?

THE BLUE CHIP FUND IN DETAIL

o What are the Blue Chip Fund's objective, principal investment strategies and principal risks?
o  Who manages the Blue Chip Fund?

BUYING AND SELLING SHARES

o  How and when does the Fund price its shares?
o  How do I buy  shares?
o  Which class of shares is best for me?
o  How do I sell shares?
o  Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o  What about dividends and capital gain distributions?
o  What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                         OVERVIEW OF THE BLUE CHIP FUND

                           What is the Blue Chip Fund?

OBJECTIVE:     The Fund seeks  high  total  investment  return  consistent  with the preservation of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund primarily  invests  in  the  common   stocks  of  large,
               well-established  companies  that are in the  Standard and Poor's
               500 Composite Stock Price Index ("S&P 500 Index"). These are defined by the Fund as "Blue Chip" stocks. The Fund selects stocks that it believes will have earnings growth in excess of the average company in the S&P 500 Index. While the Fund attempts to diversify its investments so that its weightings in different industries are similar to those of the S&P 500 Index, it is not an index fund and therefore will not necessarily mirror the S&P
               500 Index. The Fund generally stays fully invested in stocks under all market conditions.

PRIMARY
RISKS: While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                   Who should consider buying the Blue Chip Fund?

               The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o  Are seeking growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

               You should keep in mind that the Blue Chip Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                      How has the Blue Chip Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -14.96% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the S&P 500 Index. This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.

                                                                  Inception
                                                                  Class B Shares
                        1 Year*           5 Years*    10 Years*   (1/12/95)

Class A Shares           16.92%           22.97%      14.44%      N/A
Class B Shares           19.84%           N/A         N/A         23.65%
S&P 500 Index            21.04%           28.51%      18.19%      28.56%
* The annual returns are based upon calendar years.

               What are the fees and expenses of the Blue Chip Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                DISTRIBUTION           TOTAL
                                AND SERVICE          ANNUAL FUND
                     MANAGEMENT (12B-1)     OTHER    OPERATING     FEE        NET
                         FEES(1)   FEES(2)  EXPENSES EXPENSES(3) WAIVER(1) EXPENSES(3)
                     -----------  -------   -------- ----------- --------- -----------

Class A Shares       0.85%       0.30%     0.27%     1.42%     0.10%     1.32%
Class B Shares       0.85%       1.00%     0.27%     2.12%     0.10%     2.02%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.

(1)For the fiscal year ended September 30, 1999, First Investors Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.

(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                     $751       $1,037      $1,344     $2,213
Class B shares                     $605       $   954     $1,330     $2,265*

If you do not redeem your shares:
Class A shares                     $751       $1,037      $1,344     $2,213
Class B shares                     $205       $   654     $1,130     $2,265*

*Assumes conversion to Class A shares eight years after purchase.

                          THE BLUE CHIP FUND IN DETAIL

   What are the Blue Chip Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks  high total  investment  return  consistent  with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of large, well-established companies that are in the S&P 500 Index. These are defined by the Fund as "Blue Chip" stocks. The S&P 500 Index consists of both U.S. and foreign corporations.

The Fund uses fundamental research to select stocks of companies with strong balance sheets, relatively consistent records of achievement, and potential earnings growth that is greater than that of the average company in the S&P 500 Index. The Fund attempts to stay broadly diversified and sector neutral relative to the S&P 500 Index, but it may emphasize certain industry sectors based on economic and market conditions. The Fund intends to remain relatively fully invested in stocks under all market conditions rather than attempt to time the market by maintaining large cash or fixed income securities positions when market declines are anticipated. The Fund usually will sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the Fund's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Blue Chip Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Fluctuations of Blue Chip stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

OTHER RISKS: While the Fund generally attempts to remain sector-neutral relative to the S&P 500 Index, it is not an index fund. The Fund may hold securities other than those in the S&P 500 Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                         Who manages the Blue Chip Fund?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently is investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 1999, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

Dennis T.  Fitzpatrick and Andrew Wedeck serve as  Co-Portfolio  Managers of the
Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group. From April 1999 to November 1999, Mr. Wedeck was a Research Analyst at Cramer Rosenthal McGlynn. From April 1998 to March 1999, Mr. Wedeck was a personal money management consultant for family members. From 1995 to March 1998, Mr. Wedeck was an Equity Analyst at Stechler & Company.


                            BUYING AND SELLING SHARES

                    How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

                              How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                       Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                      Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                 6.67%
$25,000-$49,999              5.75                  6.10
$50,000-$99,999              5.50                  5.82
$100,000-$249,999            4.50                  4.71
$250,000-$499,999            3.50                  3.63
$500,000-$999,999            2.50                  2.56
$1,000,000 or more           0*                    0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 Class B Shares

                                          CDSC as a Percentage of Purchase Price
             YEAR OF REDEMPTION           OR NAV AT REDEMPTION
             ------------------           --------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                               How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

          o Contacting your Representative who will place a redemption order for you;

          o  Sending  a  written  redemption  request  to  Administrative   Data
             Management Corp., ("ADM")at 581 Main Street, Woodbridge, N.J. 07095-1198;

          o  Telephoning   the   Special   Services   Department   of   ADM   at
             1-800-342-6221   (telephone   redemptions   are  not  available  on
             retirement and certain other types of accounts); or

          o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

      Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

                What about dividends and capital gain distributions?

To the extent that the Fund has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in the Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


                                What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax- deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by the Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

   How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                 -----------------------------------------------------------------------------------------------
                                        PER SHARE DATA
                 -----------------------------------------------------------------------------------------------

                                                       NET REALIZED
                                            NET        AND
                                            INVEST-    UNREALIZED                 NET
                              VALUE         MENT       GAIN (LOSS)  TOTAL FROM    INVEST-     NET        TOTAL
                              BEGINNING     INCOME     ON           INVESTMENT    MENT       REALIZED    DISTRI-
                              OF PERIOD     (LOSS)     INVESTMENTS  OPERATIONS    INCOME      GAINS      BUTIONS
----------------------------------------------------------------------------------------------------------------

CLASS A
1994(h)..................... $15.58         $.11         $(.58)     $(.47)         $.09       $1.56        $1.65
1995(h).....................  13.46          .19          4.37       4.56           .20         .60          .80
1996(h).....................  17.22          .14          3.39       3.53           .17        1.11         1.28
1997(h).....................  19.47          .09          4.98       5.07           .08        1.62         1.70
1998(a).....................  22.84          .04          (.39)      (.35)          .03          --          .03
1999(f)...................... 22.46           --          5.46       5.46           .02         .75          .77

CLASS B
1995(b)..................... $13.51         %.10         $4.31      $4.41          $.16       $ .60        $ .76
1996(h).....................  17.16          .06          3.32       3.38           .06        1.11         1.17
1997(h).....................  19.37         (.03)         4.91       4.88             --       1.62         1.62
1998(a).....................  22.63         (.06)         (.42)      (.48)            --         --           --
1999(f)...................... 22.15         (.14)         5.35       5.21             --        .75          .75

+    Annualized
++   Net of expenses waived or assumed by the investment adviser
*    Calculated without sales charge.
(a)  For the period January 1, 1998 to September 30, 1998.
(b)  For the period  January 12, 1995 (date Class B shares  first  offered) to
(f)  December 31, 1995.
(h)  For the period October 1, 1998 to September 30, 1999
     For the calendar year ended December 31.


                                       12


--------------------------------------------------------------------------------
                       RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                            RATIO TO AVERAGE NET
                                               ASSETS BEFORE
                         RATIO TO AVERAGE    EXPENSES WAIVED OR
                           NET ASSETS++           ASSUMED
                         ----------------    ------------------

                  ASSETS               NET              NET
NET VALUE         END OF              INVEST-          INVEST-
VALUE     TOTAL   PERIOD               MENT             MENT    PORTFOLIO
END OF   RETURN*  (IN       EXPENSES  INCOME  EXPENSES INCOME   TURNOVER
PERIOD    (%)     MILLIONS)    (%)     (%)     (%)      (%)     RATE (%)
---------------------------------------------------------------------------


$13.46     (3.02)   $124      1.54     .80     1.79      .55     82
 17.22     34.01     170      1.49    1.23     1.74      .98     25
 19.47     20.55     240      1.44     .78     1.67      .55     45
 22.84     26.05     351      1.39     .40     1.64      .15     63
 22.46     (1.55)    368      1.37+    .23+    1.47+     .13+    71
 27.15     24.88     471      1.32     .01     1.41     (.08)    97

$17.16     32.76    $  5      2.20+    .52+    2.46+     .26+    25
 19.37     19.71      17      2.22             2.37     (.16)    45
                                      --
 22.63     25.19      37      2.09    (.30)    2.34     (.55)    63
 22.15     (2.12)     47      2.07+   (.47)+   2.17+    (.57)+   71
 26.61     24.07      70      2.02    (.69)    2.11     (.78)    97

 [FIRST INVESTORS LOGO]

BLUE CHIP FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

                                         (Investment  Company Act File No. First
                                         Investors  Blue  Chip Fund 811-5690)

[FIRST INVESTORS LOGO]



SPECIAL SITUATIONS FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                     The date of this prospectus is January 28, 2000

                                    CONTENTS

OVERVIEW OF THE SPECIAL SITUATIONS FUND

o  What is the Special Situations Fund?
   oo  Objective
   oo  Primary Investment Strategies
   oo  Primary Risks
o  Who should consider buying the Special Situations Fund?
o  How has the Special Situations Fund performed?
o  What are the fees and expenses of the Special Situations Fund?

THE SPECIAL SITUATIONS FUND IN DETAIL

o What are the Special Situations Fund's objective, principal investment strategies and principal risks?
o  Who manages the Special Situations Fund?

BUYING AND SELLING SHARES

o  How and when does the Fund price its shares?
o  How do I buy shares?
o  Which class of shares is best for me?
o  How do I sell shares?
o  Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o    What about dividends and capital gain distributions?
o    What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                     OVERVIEW OF THE SPECIAL SITUATIONS FUND

                      What is the Special Situations Fund?

OBJECTIVE:     The Fund seeks long-term growth of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests in common  stocks of companies  with small market capitalizations  ("small-cap stocks") which have the potential for substantial  long-term  growth.  The Fund looks for companies that are in the early stages of their development, have a new product or service,  are in a position to benefit from some change in the economy,  have new management,  or are experiencing
               some  other   "special   situation"   which  makes  their  stocks
               undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies.

PRIMARY
RISKS: While the potential long-term rewards of investing in small-cap stocks are substantial, there are also substantial risks. Small-cap stocks carry more risk because they are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources, and have less predictable earnings. Small-cap stocks also tend to be less liquid, and experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial. Stocks of foreign companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Special Situations Fund?

               The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking  significant  growth of  capital,
               o  Are willing to accept a high degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

               You should keep in mind that the Special Situations Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                 How has the Special Situations Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                   [BAR CHART]

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -23.05% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Russell 2000 Index. This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small-cap stocks. The Russell 2000 Index does not take into account fees and expenses that an investor would incur in holding the securities in the Russell 2000 Index. If it did so, the returns would be lower than those shown.

                                                 Inception        Inception
                                                 Class A Shares   Class B Shares
                       1 Year*     5 Years*      (9/18/90)        (1/12/95)


Class A Shares         19.49%      14.26%          16.54%           N/A
Class B Shares         22.52%      N/A             N/A              14.89%
Russell 2000 Index     21.35%      16.36%          15.85%           16.66%

*The annual returns are based upon calendar years.

         What are the fees and expenses of the Special Situations Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                       CLASS A         CLASS B
                                                       SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........      6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................      None*           4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                           DISTRIBUTION             TOTAL
                           AND SERVICE           ANNUAL FUND
               MANAGEMENT   (12B-1)     OTHER     OPERATING      FEE       NET
                 FEES      FEES (2)    EXPENSES  EXPENSES(3)  WAIVER(1) EXPENSES
               --------    --------    --------   ---------  ---------- --------
                                                                           (3)
                                                                           ---

Class A Shares..0.99%       0.30%      0.48%        1.77%     0.24%      1.53%
Class B Shares..0.99%       1.00%      0.48%        2.47%     0.24%      2.23%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) ..For the fiscal year ended September 30, 1999, First Investors Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                              ONE YEAR   THREE YEARS  FIVE YEARS   TEN YEARS
                              --------   -----------  ----------   ---------
If you redeem your shares:
Class A shares                 $771        $1,125      $1,503      $2,560
Class B shares                 $626        $1,047      $1,494      $2,615*

If you do not redeem your shares:
Class A shares                 $771        $1,125      $1,503      $2,560
Class B shares                 $226        $  747      $1,294      $2,615*

*Assumes conversion to Class A shares eight years after purchase.

                      THE SPECIAL SITUATIONS FUND IN DETAIL

     What are the Special Situations Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of small-cap companies. The Fund defines small-cap stocks as those with market capitalizations which fall within the range of those of companies in the Standard and Poor's 600 Small-Cap Index ("S&P 600 Small-Cap Index"). (As of December 31, 1999, the market capitalizations of companies in the S&P 600 Small-Cap Index was between $28 million and $4.1 billion. The market capitalizations of companies in the S&P 600 Small-Cap Index will change with market conditions.) The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, have new management, or are experiencing some other "special situation" which makes their stocks undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies. The Fund's investments in foreign companies are generally limited to stocks that are dollar-denominated and traded in the U.S.

In selecting stocks, the Fund relies on fundamental research. It considers, among other things, earnings growth potential, revenue growth potential, cash flow and tangible book value. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. The Fund usually will sell a stock when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Special Situations Fund:

MARKET RISK: Because this Fund invests in stocks, an investment in the Fund is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets. The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks because small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets.

Small-cap companies are generally dependent on a small number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, and may depend on a small, inexperienced management group.

LIQUIDITY RISK: Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS: While the Fund generally attempts to invest in small-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 600 Small-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 600 Small-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                    Who manages the Special Situations Fund?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 1999, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

The Fund is co-managed by Patricia D. Poitra, Director of Equities, and David A. Hanover. Ms. Poitra also is responsible for the management of certain other First Investors Funds. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst. Ms. Poitra has been Director of Equities at FIMCO since October 1994. From 1997 to August 1998, Mr. Hanover was a Portfolio Manager and Analyst at Heritage Investors Management Corporation. From 1994 to 1996, Mr. Hanover was Co-Portfolio Manager and Analyst at Psagot Mutual Funds and in 1993 he was an International Equity Investments Summer Associate at Howard Hughes Medical Institute.


                            BUYING AND SELLING SHARES

                  How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E. T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

                              How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                      Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                      Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                 6.67%
$25,000-$49,999              5.75                  6.10
$50,000-$99,999              5.50                  5.82
$100,000-$249,999            4.50                  4.71
$250,000-$499,999            3.50                  3.63
$500,000-$999,999            2.50                  2.56
$1,000,000 or more           0*                    0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                           Class B Shares

       YEAR OF REDEMPTION                 CDSC AS A PERCENTAGE OF PURCHASE PRICE
       ------------------                 OR NAV AT REDEMPTION
                                          --------------------

       Within the 1st or 2nd year........             4%
       Within the 3rd or 4th year........             3
       In the 5th year...................             2
       In the 6th year...................             1
       Within the 7th year and 8th year..             0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                              How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

      o Contacting your Representative who will place a redemption order for you;

      o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

      o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

      o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

     Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

              What about dividends and capital gain distributions?

To the extent that it has net investment income and net realized capital gains, the Fund will declare and pay dividends from net investment income and will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in the Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends or capital gains distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by the Fund are taxed to you as long-term capital gain, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been sudited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


------------------------------------------------------------------------------------
                                              PER SHARE DATA
                       -------------------------------------------------------------
                                                                      Less Distributions
                              Income from Investment Operations             from
                              -----------------------------------     ------------------

                                                  Net
                                                  Realized
                            Net Value   Net       and
                              Value     Invest    Unrealized     Total from    Net
                            ---------    ment     Gain (Loss)    Invest-       Invest-    Net       Total
                            Beginning   Income    on             ment          ment       Realized  Distri-
                            of Period   (Loss)    Investments    Operations    Income     Gains     butions
--------------------------------------------------------------------------------------------------------------
CLASS A
-------
1994(h)..................   $18.00     $(.04)      $(.62)        $(.66)      $  --         $.91      $.91
1995(h)..................    16.43      (.01)       3.94          3.93          --          .73       .73
1996(h)..................    19.63      (.01)       2.28          2.27          --         1.17      1.17
1997(h)..................    20.73      (.09)       3.44          3.35          --         1.90      1.90
1998(a)..................    22.18      (.05)      (4.30)        (4.35)         --           --        --
1999(f)..................    17.83      (.22)       5.79          5.57          --           --        --


CLASS B
-------
1995(b)..................   $16.40     $(.01)     $3.85          $3.84       $  --        $ .73     $  .73
1996(h)..................    19.51      (.14)      2.25           2.11          --         1.17       1.17
1997(h)..................    20.45      (.15)      3.29           3.14          --         1.90       1.90
1998(a)..................    21.69      (.13)     (4.22)         (4.35)         --           --         --
1999(f)..................    17.34      (.36)      5.64           5.28          --           --         --


+    Annualized
++   Net of expenses waived or assumed by the investment adviser.
*    Calculated without sales charge.
(a)  For the period January 1, 1998 to September 30, 1998.
(b)  For the period  January 12, 1995 (date Class B shares  first  offered) to
(f)  December 31, 1995.
(h)  For the period October 1, 1998 to September 30, 1999
     For the calendar year ended December 31.



-----------------------------------------------------------------------------------------
                               RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------

Net Asset             Net Assets               Net                  Net
 Value                 End of                 Invest-              Invest-
-------     Total     Period                   ment                 ment     Portfolio
End of     Return*      (in        Expenses   Income     Expenses  Income    Turnover
Period      (%)       millions)      (%)       (%)       (%)       (%)       Rate (%)
-----------------------------------------------------------------------------------------

 $16.43     (3.66)     $ 90        1.65       (.26)      1.90     (.51)         53
  19.63     23.92       125        1.60       (.08)      1.85     (.33)         80
  20.73     11.56       158        1.59       (.13)      1.84     (.38)         99
  22.18     16.15       194        1.53       (.45)      1.78     (.70)         84
  17.83    (19.61)      160        1.53+      (.32)+     1.75+    (.54)+        70
  23.40     31.24       186        1.53       (.97)      1.76    (1.20)        132



 $19.51     23.42     $   5        2.33+      (.81)+     2.59+   (1.07)+        80
  20.45     10.81        10        2.38       (.92)      2.55    (1.09)         99
  21.69     15.34        17        2.23      (1.15)      2.48    (1.40)         84
  17.34    (20.06)       15        2.23+     (1.02)+     2.45+   (1.24)+        70
  22.62     30.45        20        2.23      (1.67)      2.46    (1.90)        132


[FIRST INVESTORS LOGO]

SPECIAL SITUATIONS FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

                                              (Investment Company Act File No:
                                              First Investors Special Situations
                                              Fund 811-5690)

[FIRST INVESTORS LOGO]



INVESTMENT GRADE FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                 The date of this prospectus is January 28, 2000

                                   CONTENTS

OVERVIEW OF THE INVESTMENT GRADE FUND

o  What is the Investment Grade Fund?
   oo  Objective
   oo  Primary Investment Strategies
   oo  Primary Risks
o  Who should consider buying the Investment Grade Fund?
o  How has the Investment Grade Fund performed?
o  What are the fees and expenses of the Investment Grade Fund?

THE INVESTMENT GRADE FUND IN DETAIL

o  What  are  the  Investment  Grade  Fund's  objective,   principal  investment
   strategies and principal risks?
o  Who manages the Investment Grade Fund?

BUYING AND SELLING SHARES

o  How and when does the Fund price its shares?
o  How do I buy shares?
o  Which class of shares is best for me?
o  How do I sell shares?
o  Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o  What about dividends and capital gain distributions?
o  What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                    OVERVIEW OF THE INVESTMENT GRADE FUND

                      What is the Investment Grade Fund?

OBJECTIVE:     The  Fund  seeks  to   generate  a  maximum   level  of  income
               consistent with investment in investment grade debt securities.

PRIMARY
INVESTMENT
STRATEGIES:    The  Fund  primarily   invests  in  corporate   bonds  of  U.S.
               companies  that are  rated in one of the four  highest  ratings categories by Moody's Investors  Service,  Inc.  ("Moody's") or
               Standard  &  Poor's  Ratings  Group  ("S&P").  Such  bonds  are generally  called  "investment  grade bonds."  Investment grade
               bonds  offer  higher   yields  than   Treasury   securities  of
               comparable  maturities to compensate  investors for the risk of default.  While the Fund primarily  invests in investment grade bonds,  it may also  invest to a limited  extent in high yield, below  investment  grade  bonds  (commonly  called  "high yield
               bonds"  or  "junk   bonds").   The  Fund's   investments   will
               generally be in bonds of U.S. companies,  but may include bonds
               of  foreign  companies.   The  Fund's  investments  in  foreign
               companies   are   generally   limited   to   bonds   that   are
               dollar-denominated  and  traded  in the U.S.  (commonly  called
               "Yankee  bonds").  The  Fund  selects  bonds  primarily  on the basis of its own research  and  investment  analysis.  The Fund
               also  takes   economic  and   interest   rate   outlooks   into
               consideration when selecting investments.

PRIMARY
RISKS: There are two main risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. The
               Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline, and decline in price when interest rates rise. High yield bonds are subject to greater credit risk but slightly less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

            Who should consider buying the Investment Grade Fund?

               The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

             o Are seeking an investment which offers current income and a moderate degree of credit risk,
             o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings, and the economy, and
             o Have a long-term investment horizon and are able to ride out market cycles.

               You should keep in mind that the Investment Grade Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

                 How has the Investment Grade Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended September 30, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Lehman Brothers Corporate Bond Index ("Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million. The Corporate Bond Index does not take into account fees and expenses that an investor would incur in holding the securities in the Corporate Bond Index. If it did so, the returns would be lower than those shown.

                                                Inception         Inception
                                                Class A Shares    Class B Shares
                        1 Year*     5 Years*    (2/19/91)         (1/12/95)

Class A Shares          -8.96%            5.69%       6.34%        N/A
Class B Shares          -7.36%            N/A         N/A          5.97%
Corporate Bond Index    -1.96%            8.18%       8.32%**      8.18%***
*The annual returns are based upon calendar years.
** The average annual total return shown is for the period 2/1/91 to 12/31/99. ***The average annual total return shown is for the period 1/1/95 to 12/31/99.

         What are the fees and expenses of the Investment Grade Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL        FEE WAIVER
                                 AND SERVICE            ANNUAL FUND     AND/OR
                     MANAGEMENT    (12B-1)     OTHER     OPERATING      EXPENSE        NET
                       FEES (1)   FEES (2)   EXPENSES(3) EXPENSES(4)   ASSUMPTION   EXPENSES
                       ---------  --------   ---------   ---------  ------------------------
                                                                      (1),(3)         (4)
                     ---                        ---         ---        ------         ---

Class A Shares........  0.75%       0.30%      0.33%        1.38%     0.28%      1.10%
Class B Shares........  0.75%       1.00%      0.33%        2.08%     0.28%      1.80%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal  year ended  September  30, 1999, First Investors
   Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.60% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.60% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)For the fiscal year ended September 30, 1999, the Adviser assumed for each class of shares of the Fund for certain Other Expenses that were in excess of 0.20%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.20% for the fiscal year ending September 30, 2000.
(4)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                      $730       $1,009      $1,308      $2,156
Class B shares                      $583        $925       $1,293       2,209*

If you do not redeem your shares:
Class A shares                      $730       $1,009      $1,308      $2,156
Class B shares                      $183       $  625      $1,093      $2,209*

*Assumes conversion to Class A shares eight years after purchase.

                       THE INVESTMENT GRADE FUND IN DETAIL

     What are the Investment Grade Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in corporate bonds of companies that are rated investment grade by Moody's or S&P ("investment grade bonds"). These are bonds that are rated among the four highest ratings categories by Moody's or S&P. Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in high yield, below investment grade bonds. The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund's investments in foreign companies are generally limited to bonds that are dollar-denominated and traded in the U.S. (commonly called "Yankee bonds"). The Fund's investments in Yankee bonds are limited to 10% of its total assets.

Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries within a sector based on the outlook for interest rates, economic forecasts, and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

                    Who manages the Investment Grade Fund?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 1999, FIMCO received advisory fees of 0.60% of the Fund's average daily net assets, net of waiver.

George V. Ganter and Clark D. Wagner serve as Co-Portfolio Managers of the Fund. Mr. Ganter and Mr. Wagner also individually manage certain other First Investors Funds. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

                            BUYING AND SELLING SHARES

                 How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

                             How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                    Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                          Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                 6.67%
$25,000-$49,999              5.75                  6.10
$50,000-$99,999              5.50                  5.82
$100,000-$249,999            4.50                  4.71
$250,000-$499,999            3.50                  3.63
$500,000-$999,999            2.50                  2.56
$1,000,000 or more           0*                    0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                Class B Shares

             YEAR OF REDEMPTION
                                                  CDSC as a Percentage of
                                                  Purchase Price OR NAV AT
                                                  REDEMPTION

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED

"WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                            How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

      o Contacting your Representative who will place a redemption order for you;

      o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

      o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

      o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

   Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

             What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare daily and pay on a monthly basis dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in the Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends or capital gains distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by the Fund are taxed to you as long-term capital gain, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                 -----------------------------------------------------------------------------------------
                                        PER SHARE DATA
                 -----------------------------------------------------------------------------------------


                             NET ASSET   NET     NET REALIZED                     NET
                             VALUE AT   INVEST- AND UNREALIZED    TOTAL FROM    INVEST-   NET       TOTAL
                             BEGINNING   MENT   GAIN (LOSS) ON    INVESTMENT     MENT   REALIZED   DISTRI-
                             OF PERIOD  INCOME  INVESTMENTS       OPERATIONS    INCOME   GAINS    BUTIONS
----------------------------------------------------------------------------------------------------------


CLASS A
1994(d)..................... $10.33    $.62     $(1.09)            $(.47)        $.62   $  --    $.62
1995(d).....................   9.24     .64       1.10              1.74          .64      --     .64
1996(d).....................  10.34     .62       (.39)              .23          .62     .02     .64
1997(d).....................   9.93     .62        .25               .87          .61     .03     .64
1998(a).....................  10.16     .46        .36               .82          .45      --     .45
1999(e).....................  10.53     .57       (.79)             (.22)         .58     .07     .65

CLASS B
1995(b).....................  $9.26    $.54      $1.10             $1.64         $.55   $  --    $.55
1996(d).....................  10.35     .55       (.39)              .16          .55     .02     .57
1997(d).....................   9.94     .55        .26               .81          .55     .03     .58
1998(a).....................  10.17     .41        .36               .77          .40      --     .40
1999(e).....................  10.54     .50       (.79)             (.29)         .51     .07     .58

*   Calculated  without sales  charges + Annualized
++  Net of expenses  waived or assumed .
(a) For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995
(d) For the calendar year ended December 31
(e) For the fiscal year ended September 30


----------------------------------------------------------------------------------------
                           RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------


                                                   RATIO TO AVERAGE NET
                             RATIO TO AVERAGE      ASSETS BEFORE EXPENSES
                              NET ASSETS ++        WAIVED BEFORE EXPENSES
                              ----------           ----------------------

                                              NET               NET
NET ASSET                                    INVEST-           INVEST-
VALUE AT    TOTAL    NET ASSETS               MENT              MENT      PORTFOLIO
END OF     RETURN   END OF PERIOD   EXPENSES INCOMES  EXPENSES INCOME   TURNOVER RATE
PERIOD      (%)     (IN MILLION)      (%)      (%)       (%)    (%)          (%)
----------------------------------------------------------------------------------------



$9.24      (4.62)     $46             .95      6.46     1.47     5.94       17
10.34      19.40       50             1.10     6.43     1.43     6.10       27
 9.93       2.39       46             1.11     5.96     1.42     5.65       22
10.16       9.14       45             1.11     6.18     1.43     5.86       34
10.53       8.29       50             1.10+    6.02+    1.40+    5.72+      49
 9.66      (2.21)      49             1.10     5.70     1.38     5.42       18

$10.35     18.08       $1             1.80+    5.73+    2.13+    5.40+      27
 9.94       1.64        2             1.81     5.26     2.12     4.95       22
10.17       8.40        3             1.81     5.48     2.13     5.16       34
10.54       7.73        5             1.80     5.73     2.13     5.16       34
 9.67      (2.90)       7             1.80     5.00     2.08     4.72       18

[FIRST INVESTORS LOGO]

INVESTMENT GRADE

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER   MANUAL:   The   Shareholder   Manual   provides   more  detailed
information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

                                (Investment Company Act File No:
                                First Investors  Investment Grade Fund 811-5690)

[FIRST INVESTORS LOGO]

EQUITY FUNDS

TOTAL RETURN
GROWTH & INCOME
BLUE CHIP
UTILITIES INCOME
MID-CAP OPPORTUNITY
SPECIAL SITUATIONS
GLOBAL

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                 The date of this prospectus is January 28, 2000

                                    CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      Total Return Fund
      Growth & Income Fund
      Blue Chip Fund
      Utilities Income Fund
      Mid-Cap Opportunity Fund
      Special Situations Fund
      Focused Equity Fund
      Global Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds price their shares? How do I buy shares? Which class of shares is best for me?
      How do I sell shares?
      Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

      What about dividends and capital gain distributions?
      What about taxes?
      How do I obtain a complete explanation of all account privileges and policies?

APPENDIX

FINANCIAL HIGHLIGHTS

      Total Return Fund
      Growth & Income Fund
      Blue Chip Fund
      Utilities Income Fund
      Mid-Cap Opportunity Fund
      Special Situations Fund
      Focused Equity Fund
      Global Fund

                                  INTRODUCTION

This prospectus describes the First Investors Funds that invest primarily in common stocks and other equity securities. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                                FUND DESCRIPTIONS

                                TOTAL RETURN FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  allocates  its  assets  among  stocks,  bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes, and economic trends.
               While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least
               50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates and thereafter the financial strength of particular issuers. The Fund may invest in investment grade or below investment grade bonds ("high yield" or "junk bonds") depending on its view of the economy.

PRIMARY
RISKS: While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles, and interest rates. High yield bonds provide a higher yield but fluctuate more than investment grade bonds because of their speculative nature and their potential lack of liquidity. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

               Who should consider buying the Total Return Fund?

               The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand-alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

               o Are seeking  total  return,
               o Are willing to accept a moderate  degree of market  volatility,
                 and
               o Have a  long-term  investment  horizon and are able to ride out market cycles.

                   How has the Total Return Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 13.00% (for the quarter ended December 31, 1999) and the lowest quarterly return was -4.95% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The Government/Corporate Bond Index is an index which includes Treasury obligations, obligations of U.S. agencies, and investment grade corporate bonds. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.


                                                      Inception           Inception
                                                      Class A Shares      Class B Shares
                        1 Year*           5 Years*    (4/24/90)           (1/12/95)

Class A Shares          6.48%             15.43%      10.35%              N/A
Class B Shares          8.82%             N/A         N/A                 15.97%
S&P 500 Index           21.04%            28.51%      19.53%              28.56%
Government/Corporate
  Bond Index            -2.15%             7.60%      7.91%**             7.60%

*  The annual  returns are based upon calendar  years.
** The average annual total return shown is for the period 4/30/90 to 12/31/99. *** The average annual total return shown is for the period 1/1/95 to 12/31/99.

           What are the fees and expenses of the Total Return Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING     FEE       NET
                         FEES(1)  FEES (2)   EXPENSES    EXPENSES(3)   WAIVER(1) EXPENSES
                         -----    --------   ---------   ---------     -------   --------
                                                                                   (3)

Class A Shares.......   1.00%       0.30%      0.35%        1.65%     0.25%      1.40%
Class B Shares.......   1.00%       1.00%      0.35%        2.35%     0.25%      2.10%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal  year ended  September  30, 1999, First Investors
    Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.


EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest
$10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                      ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                          $759       $1,090      $1,444     $2,438
Class B shares                          $613       $1,010      $1,433     $2,492*

If you do not redeem your shares:
Class A shares                          $759       $1,090      $1,444     $2,438
Class B shares                          $213        $710       $1,233     $2,492*


*Assumes conversion to Class A shares eight years after purchase.

                              THE FUND IN DETAIL

  What are the Total Return Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRINCIPAL INVESTMENT STRATEGIES: The Fund allocates its assets among stocks, bonds, and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends. The Fund may allocate up to 25% of its net assets to high yield bonds. These are bonds that are below investment grade. Investment grade bonds are those that are rated among the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund looks for companies that have a mix of strong management, solid financial condition, and above-average earnings growth potential.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds based upon the outlook for the economy and interest rates. If the outlook for the economy is positive, the Fund would normally allocate more to high yield, below-investment grade bonds to secure additional income and potential capital appreciation. If the outlook for the economy is negative, the Fund would normally allocate more to investment grade or Treasury bonds. The duration of the bond portion of the portfolio would be determined by the interest rate outlook. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. In selecting bonds, the Fund considers a variety of factors, including the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength.

While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S.

The Fund sells a security if its fundamentals have deteriorated or if it is necessary to rebalance the portfolio. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Total Return Fund:

MARKET RISK: The Fund's portfolio is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. High yield bonds behave like bonds at times and like stocks at times. Like other bonds, high yield bonds tend to decline in value when interest rates rise. Like stocks, however, high yield bonds generally decline in value when the economy deteriorates.

While stocks and bonds may react differently to economic events, and thereby provide a more balanced return, there are times when stocks and bonds both may decline in value simultaneously. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

ASSET ALLOCATION RISK: The Fund may allocate assets to investment classes which underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

FREQUENT TRADING RISK: The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund.

                              GROWTH & INCOME FUND

                                    OVERVIEW

OBJECTIVES:    The  Fund  seeks  long-term   growth  of  capital  and  current
               income.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests in  dividend-paying  common stocks and securities that are convertible into common stocks of established domestic and foreign companies. The strategy of focusing on securities which offer income as well as the potential for capital appreciation is intended to reduce the Fund's volatility relative to the general stock market while affording potential for long-term total return. The Fund also may invest in corporate bonds to increase the income component of its total return.

PRIMARY
RISKS: While dividend-paying common stocks and convertible securities are expected to hold up better in a declining market than stocks which do not pay dividends, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, changes in interest rates, company-specific developments and other factors. Moreover, under certain conditions, the dividends paid on stocks held by the Fund may not be sufficient to provide a significant cushion against price declines. Fluctuations in the prices of the stocks held by the Fund at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Growth & Income Fund?

               The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o Are primarily seeking growth of capital,
               o Are willing to accept a moderate  degree of market  volatility,
                 and
               o Have a  long-term  investment  horizon and are able to ride out market cycles.

               Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay regular dividends. The Fund is therefore not designed for investors who need an assured level of current income.

                         How has the Growth & Income Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]


During the periods shown, the highest quarterly return was 18.90% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.80% (for the quarter ended September 30, 1998 ). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the Fund's average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the index. If it did so, the returns would be lower than those shown.

                                                            Inception           Inception
                                                            Class A Shares      Class B Shares
                              1 Year*           5 Years*    (10/4/93)           (1/12/95)

Class A Shares                15.49%            23.22%      18.33%              N/A
Class B Shares                18.39%            N/A         N/A                 24.01%
S&P 500 Index                 21.04%            28.51%      22.85%              28.56%
*The annual returns are based upon calendar years.

         What are the fees and expenses of the Growth & Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                        FEES       FEES (1)   EXPENSES   EXPENSES(2)
                        -----      --------   --------   -----------

Class A Shares.......   0.74%       0.30%      0.32%        1.36%
Class B Shares.......   0.74%       1.00%      0.32%        2.06%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                      $755       $1,029      $1,323     $2,158
Class B shares                      $609       $  946      $1,308     $2,210*

If you do not redeem your shares:
Class A shares                      $755       $1,029      $1,323     $2,158
Class B shares                      $209      $   646      $1,108     $2,210*
*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Growth & Income Fund's objectives, principal investment strategies, and principal risks?

OBJECTIVES:  The Fund seeks long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in dividend-paying common stocks and convertible securities of established domestic and foreign companies. The Fund also invests in corporate bonds to increase the income component of its total return. The strategy of focusing on securities which offer income as well as the potential for capital appreciation is intended to reduce the Fund's volatility relative to the overall stock market while affording potential for long-term total return.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates, and industry diversification. The Fund focuses on companies which have solid balance sheets, strong management, relatively consistent earnings growth or potential earnings growth greater than that of the average company in the S&P 500 Index. The Fund typically sells a security when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or falls short of the manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Growth & Income Fund:

MARKET RISK: Because the Fund primarily invests in common stocks and convertible securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying common stocks and convertible securities are expected to hold up better in a declining market than stocks which do not pay dividends, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, company-specific developments, and other factors. Moreover, under certain conditions, the dividends paid on these stocks may not be sufficient to provide a significant cushion against price declines. Fluctuations in the prices of these stocks can therefore be substantial. The dividend income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline drastically even if earnings do increase. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

                                 BLUE CHIP FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks high total  investment  return  consistent  with the preservation of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests  in the  common  stocks  of large, well-established  companies that are in the Standard and Poor's
               500 Composite Stock Price Index ("S&P 500 Index"). These are defined by the Fund as "Blue Chip" stocks. The Fund selects stocks that it believes will have earnings growth in excess of the average company in the S&P 500 Index. While the Fund attempts to diversify its investments so that its weightings in different industries are similar to those of the S&P 500
               Index, it is not an index fund and therefore will not necessarily mirror the S&P 500 Index. The Fund generally stays fully invested in stocks under all market conditions.

PRIMARY
RISKS: While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                     Who should consider buying the Blue Chip Fund?

               The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o  Are seeking growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                    How has the Blue Chip Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last 10 calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]


During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -14.96% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the S&P 500 Index. This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.

                                                                       Inception
                                                                       Class B Shares
                             1 Year*           5 Years*    10 Years*   (1/12/95)

Class A Shares               16.92%            22.97%      14.44%      N/A
Class B Shares               19.84%            N/A         N/A         23.65%
S&P 500 Index                 21.04%           28.51%      18.19%      28.56%
* The annual returns are based upon calendar years.

            What are the fees and expenses of the Blue Chip Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION             TOTAL
                                 AND SERVICE           ANNUAL FUND
                     MANAGEMENT   (12B-1)      OTHER    OPERATING      FEE      NET
                         FEES(1)   FEES(2)    EXPENSES  EXPENSES(3)  WAIVER(1) EXPENSES(3)
                     ----------- -----------  -------- ------------  --------- -----------

Class A Shares       0.85%         0.30%       0.27%     1.42%        0.10%     1.32%
Class B Shares       0.85%         1.00%       0.27%     2.12%        0.10%     2.02%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.75% for the Blue Chip Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE


This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest
$10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                       $751      $1,037      $1,344       $2,213
Class B shares                       $605     $   954      $1,330       $2,265*

If you do not redeem your shares:
Class A shares                       $751      $1,037      $1,344       $2,213
Class B shares                       $205     $   654      $1,130       $2,265*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Blue Chip Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks high total  investment  return  consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of large, well-established companies that are in the S&P 500 Index. These are defined by the Fund as "Blue Chip" stocks. The S&P 500 Index consists of both U.S. and foreign corporations.

The Fund uses fundamental research to select stocks of companies with strong balance sheets, relatively consistent records of achievement, and potential earnings growth that is greater than that of the average company in the S&P 500 Index. The Fund attempts to stay broadly diversified and sector neutral relative to the S&P 500 Index, but it may emphasize certain industry sectors based on economic and market conditions. The Fund intends to remain relatively fully invested in stocks under all market conditions rather than attempt to time the market by maintaining large cash or fixed income securities positions when market declines are anticipated. The Fund usually will sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the Fund's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Blue Chip Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Fluctuations of Blue Chip stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

OTHER RISKS: While the Fund generally attempts to remain sector-neutral relative to the S&P 500 Index, it is not an index fund. The Fund may hold securities other than those in the S&P 500 Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                              UTILITIES INCOME FUND

                                    OVERVIEW

OBJECTIVES:    The Fund primarily  seeks high current  income and  secondarily long-term capital appreciation.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  concentrates  its  investments  in  stocks  of public utilities companies ("utilities stocks"). The Fund attempts to diversify across all sectors of the utilities industry (i.e., electric, gas, telecommunications and water), but from time to time it will emphasize one or more sectors based on the outlook for the various sectors. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign utilities companies.

PRIMARY
RISKS: While utilities stocks tend to be regarded as less volatile than other stocks, like all stocks they fluctuate in value in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Because the Fund concentrates its investments in public utilities stocks, the value of its shares will be particularly affected by events that impact on the utilities industry, such as changes in public utilities regulation, changes in weather, and changes in interest rates. Stocks of foreign utilities companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. An investment in the Fund could decline in value even if the market as a whole does well. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Utilities Income Fund?

               The Utilities Income Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking income and growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                 How has the Utilities Income Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 12.13% (for the quarter ended December 31, 1997) and the lowest quarterly return was -7.56% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Standard and Poor's Utilities Index ("S&P Utilities Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P Utilities Index is a capitalization-weighted index of 41 stocks designed to measure the performance of the utilities sector of the S&P 500 Index. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.

                                                      Inception         Inception
                                                      Class A Shares    Class B Shares
                             1 Year*      5 Years*    (2/22/93)         (1/12/95)

Class A Shares                8.47%       16.35%       10.95%           N/A
Class B Shares                10.99%       N/A         N/A              16.90%
S&P 500 Index                 21.04%       28.51%      21.96%           28.56%
S&P Utilities Index           -8.89%       13.84%      8.67%            13.93%

* The annual returns are based upon calendar years.

         What are the fees and expenses of the Utilities Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                         FEES     FEES (1)    EXPENSES   EXPENSES
                                                            (2)

Class A Shares          0.75%       0.30%      0.32%        1.37%
Class B Shares          0.75%       1.00%      0.32%        2.07%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------
If you redeem your shares:
Class A shares                         $756      $1,032      $1,328     $2,168
Class B shares                         $610      $  949      $1,314     $2,221*

If you do not redeem your shares:
Class A shares                         $756      $1,032      $1,328     $2,168
Class B shares                         $210      $  649      $1,114     $2,221*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What  are  the  Utilities  Income  Fund's   objectives,   principal   investment
strategies, and risks?

OBJECTIVES: The Fund primarily seeks high current income and secondarily long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in stocks (including not only common stocks, but also preferred stocks) and securities convertible into stocks of companies in the utilities industry. These are securities of companies which are primarily engaged in owning or operating facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not public broadcasting or cable television). While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign utilities companies. The Fund's investments in foreign utilities companies are generally limited to stocks that are dollar-denominated and traded in the U.S.

While the Fund attempts to diversify across all utilities sectors, it may emphasize a particular sector based on that sector's yield, price to earnings ratio, economic trends, and the regulatory environment. The Fund uses a "top-down" approach to selecting investments. This means that it first decides on how much of its assets to allocate to each sector of the utilities market and then identifies potential investments for each sector through fundamental research and analysis.

In selecting securities, the Fund will consider a stock's dividend potential, its price to earnings ratio, the company's management, the company's ratio of international to domestic earnings, the company's future strategies, and external factors such as demographics and mergers and acquisitions prospects. The Fund typically sells a security when its issuer shows deteriorating fundamentals, it falls short of the manager's expectations or there is a change in economic trends. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Utilities Income Fund:

MARKET RISK: Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While utilities stocks have long been thought of as being less volatile than other stocks, like all stocks they fluctuate in value. As the utilities industry has begun to deregulate and earnings have become less predictable, utilities stocks have begun to have price fluctuations which are more like other stocks.

INDUSTRY CONCENTRATION RISK: Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by events that are peculiar to or have a greater impact on the utilities industry. Utilities companies, especially electric and gas and other energy-related utilities companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in national or regional weather patterns, changes in interest rates, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. Utilities stocks therefore may decline in value even if the overall market is doing well.

SECTOR CONCENTRATION RISK: Because the Fund may concentrate its portfolio in one sector of the utilities industry, its share value could decline if one sector of the utilities industry does poorly even if the industry does well as a whole.

DEREGULATION/COMPETITION RISK: Regulatory changes in the United States have increasingly allowed utilities companies to provide services and products outside their traditional geographical areas and lines of business, creating competitors and new areas of competition. As a result, certain utilities companies earn more than their traditional, regulated rates of return, while others are forced to defend their core business from competition and are less profitable. Some utilities companies may not be able to recover the costs of facilities built or acquired prior to the date of deregulation. This is known as the "stranded assets" problem.

INTEREST RATE RISK: Utilities stocks tend to be more interest rate sensitive than other stocks. As interest rates increase, utilities stocks tend to decline in value.

FOREIGN ISSUERS RISK: Stock of foreign utilities companies carry additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

                            MID-CAP OPPORTUNITY FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks long-term capital growth.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests in common stocks of companies with medium market  capitalizations  ("mid-cap  stocks") which offer
               the  potential  for   substantial   long-term   growth.   These
               companies  are   generally   more   established   than  smaller
               companies,  yet are  early  enough in their  development  to be still  capable of increasing  their  revenues and earnings at a strong  rate.  In  selecting  stocks,  the Fund  will  look for companies  that  have  one or more of the  following:  a strong balance sheet,  experienced management;  above-average earnings growth  potential;  and stocks  that are  attractively  priced.
               Based upon the Fund's  economic  outlook for  stocks,  the Fund may  decide  to  invest a  portion  of its  assets in stocks of
               companies   with   small   or  large   market   capitalizations
               ("small-cap"  and   "large-cap").   While  the  Fund  primarily
               invests in U.S. companies, it may invest in stocks of foreign companies.

PRIMARY
RISKS: While the potential long-term rewards of investing in mid-cap stocks are substantial, there are also substantial risks. Mid-cap companies carry more risk because they generally rely on a smaller number of products or services, their earnings tend to be less predictable, and their stocks tend to be less liquid than those of large-cap companies. Mid-cap stocks tend to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial. To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater. Stocks of foreign companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Mid-Cap Opportunity Fund?

               The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking significant growth of capital,
               o Are willing to accept higher than average market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                  How has the Mid-Cap Opportunity Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -20.16% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 400 Mid-Cap Index ("S&P 400 Mid-Cap Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 400 Mid-Cap Index is an unmanaged index generally representative of the U.S. market for medium cap stocks. The S&P 400 Mid-Cap Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 400 Mid-Cap Index. If it did so, the returns would be lower than those shown.


                                                           Inception         Inception
                                                           Class A Shares    Class B Shares
                             1 Year*           5 Years*    (8/24/92)         (1/12/95)

Class A Shares                31.47%           20.15%      13.93%            N/A
Class B Shares                35.36%           N/A         N/A               20.51%
S&P 400 Mid-Cap Index         14.70%           23.04%      18.68%            23.06%
*The annual returns are based upon calendar years.

          What are the fees and expenses of the Mid-Cap Opportunity Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None

Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                DISTRIBUTION              TOTAL    FEE
                                AND SERVICE            ANNUAL FUND WAIVER
                     MANAGEMENT (12B-1)     OTHER       OPERATING  AND/OR             NET
                         FEES      FEES     EXPENSES   EXPENSES(4) EXPENSE            EXPENSES(4)
                        (1)        (2)         (3)                 ASSUMPTION(1),
                                                                    (3),(4)

Class  A Shares       1.00%       0.30%     0.47%        1.77%     0.27%              1.50%
Class  B   Shares     1.00%       1.00%     0.47%        2.47%     0.27%              2.20%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the adviser waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)For the fiscal year ended September 30, 1999, the Adviser assumed for each class of shares of the Fund certain Other Expenses that were in excess of 0.45%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.45% for the fiscal year ending September 30, 2000.
(4)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. The Fund's custodial credits equaled 0.02%. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses, but are reflected under Fee Waiver and Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                           --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares               $768       $1,123      $1,501     $2,558
Class B shares               $623       $1,044      $1,491     $2,613*

If you do not redeem your shares:
Class A shares               $768       $1,123      $1,501     $2,558
Class B shares               $223       $   744     $1,291     $2,613*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What  are  the  Mid-Cap  Opportunity  Fund's  objective,   principal  investment
strategies, and risks?

OBJECTIVE:  The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of mid-cap companies. The Fund defines mid-cap stocks as those with market capitalizations which fall within the range of those of companies in the S&P 400 Mid-Cap Index. (As of December 31, 1999, the market capitalizations of companies in the S&P 400 Mid-Cap Index was between $165 million and $37.1 billion. The market capitalizations of companies in the S&P 400 Mid-Cap Index will change with market conditions.) Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies. The Fund's investments in foreign companies will generally be dollar-denominated and traded in the U.S.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for stocks of companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions. The Fund will usually sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Mid-Cap Opportunity Fund:

MARKET RISK: Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

The market risk associated with mid-cap and small-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services which, if delayed, could cause the prices to drop.

LIQUIDITY RISK: The stocks in which the Fund primarily invests are less liquid than those of larger, more well-established companies. Securities of companies with small-to-medium market capitalization often are not as broadly traded as those of companies with larger market capitalization and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

FOREIGN SECURITIES RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS: While the Fund generally attempts to invest in mid-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 400 Mid-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 400 Mid-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                             SPECIAL SITUATIONS FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks long-term growth of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The  Fund  primarily  invests  in common stocks of companies with small market capitalizations  ("small-cap stocks") which have the potential for substantial  long-term  growth.  The Fund looks for companies that are in the early stages of their development, have a new product or service,  are in a position to benefit from some change in the economy,  have new management,  or are experiencing
               some  other   "special   situation"   which  makes  their  stocks
               undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies.

PRIMARY
RISKS: While the potential long-term rewards of investing in small-cap stocks are substantial, there are also substantial risks. Small-cap stocks carry more risk because they are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources, and have less predictable earnings. Small-cap stocks also tend to be less liquid, and experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial. Stocks of foreign companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                   Who should consider buying the Special Situations Fund?

               The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are  seeking  significant  growth of  capital,
               o  Are willing to accept a high degree of market volatility,  and
               o Have a long-term investment horizon and are able to ride out market cycles.

                   How has the Special Situations Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                            [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -23.05% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Russell 2000 Index. This table assumes that the maximum sales charge or CDSC was paid. The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small-cap stocks. The Russell 2000 Index does not take into account fees and expenses that an investor would incur in holding the securities in the Russell 2000 Index. If it did so, the returns would be lower than those shown.

                                                           Inception         Inception
                                                           Class A Shares    Class  B Shares
                             1 Year*           5 Years*    (9/18/90)         (1/12/95)
                             ------            -------     ---------         ---------

Class A Shares                19.49%            14.26%     16.54%            N/A
Class B Shares                22.52%            N/A        N/A               14.89%
Russell 2000 Index            21.35%            16.36%     15.85%            16.66%

*The annual returns are based upon calendar years.

           What are the fees and expenses of the Special Situations Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                    DISTRIBUTION                     TOTAL
                                     AND SERVICE                  ANNUAL FUND
                       MANAGEMENT      (12B-1)        OTHER        OPERATING         FEE           NET
                         FEES(1)       FEES (2)      EXPENSES      EXPENSES(3)     WAIVER(1)    EXPENSES(3)
                       ----------   ------------     --------     ------------     ---------    -----------

Class A Shares......    0.99%          0.30%           0.48%          1.77%           0.24%        1.53%
Class B Shares......    0.99%          1.00%           0.48%          2.47%           0.24%        2.23%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                     $771       $1,125      $1,503     $2,560
Class B shares                     $626       $1,047      $1,494     $2,615*

If you do not redeem your shares:
Class A shares                     $771       $1,125      $1,503     $2,560
Class B shares                     $226       $   747     $1,294     $2,615*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

 What are the Special Situations Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of small-cap companies. The Fund defines small-cap stocks as those with market capitalizations which fall within the range of those of companies in the Standard and Poor's 600 Small-Cap Index ("S&P 600 Small-Cap Index"). (As of December 31, 1999, the market capitalizations of companies in the S&P 600 Small-Cap Index was between $28 million and $4.1 billion. The market capitalizations of companies in the S&P 600 Small-Cap Index will change with market conditions.) The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, have new management, or are experiencing some other "special situation" which makes their stocks undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies. The Fund's investments in foreign companies are generally limited to stocks that are dollar-denominated and traded in the U.S.

In selecting stocks, the Fund relies on fundamental research. It considers, among other things, earnings growth potential, revenue growth potential, cash flow and tangible book value. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. The Fund usually will sell a stock when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Special Situations Fund:

MARKET RISK: Because this Fund invests in stocks, an investment in the Fund is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets. The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks because small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets.

Small-cap companies are generally dependent on a small number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, and may depend on a small, inexperienced management group.

LIQUIDITY RISK: Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS: While the Fund generally attempts to invest in small-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 600 Small-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 600 Small-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                               FOCUSED EQUITY FUND

                                    OVERVIEW

OBJECTIVE:  The Fund seeks capital appreciation.

PRIMARY
INVESTMENT
STRATEGIES: The Fund seeks to achieve its objective by focusing its  investments in the common stocks of approximately 20 to 30 U.S. companies. Generally, not more than 12% of the Fund's total assets will be invested in the securities of a single issuer. The Fund uses an event-driven approach in selecting investments. In making investment decisions, the Fund looks for companies that appear to be undervalued because they are undergoing corporate or other events that appear likely to result in significant growth in the companies' valuations. The Fund seeks to identify companies with proven management, superior cash flow and outstanding franchise values. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, constitutes 12% or more of the total portfolio, or when the Fund identifies better investment opportunities.

PRIMARY     While there are substantial potential long-term rewards of investing
RISKS:      in a  concentrated  portfolio  of  securities  that  are  considered undervalued,  there are also substantial risks.  First, the value of
            the  portfolio   will   fluctuate  with  movements  in  the  overall
            securities markets, general economic conditions, and changes in interest rates or investor sentiment. Second, because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding. Third, there is a risk that the event that led the Fund to make an investment may occur later than anticipated or not at all. This may disappoint the market and cause a decline in the value of the investment.
            Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

            AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Focused Equity Fund?

            The  Focused  Equity  Fund  is  most   appropriately   used  to  add
            diversification to an investment portfolio. It may be appropriate for you if you:

            o     Are seeking significant growth of capital,
            o Understand and are willing to accept significant stock market volatility,
            o Are willing to take high risk on the money you invest in the Fund, and
            o Have a long-term investment horizon and are able to ride out market cycles.

                              What about performance?

Because the Fund commenced operations on March 22, 1999, as of the date of this prospectus it did not have a full year of performance information available. For the performance of the Fund from March 22, 1999 to December 31, 1999, see the Appendix on page 49 of this prospectus.

             What are the fees and expenses of the Focused Equity Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                      CLASS A     CLASS B
                                                     SHARES       SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price).......        6.25%        None
Maximum deferred sales charge (load)
   (as a percentage of the lower of purchase
   price or redemption price)................        None*        4%**


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)

                         DISTRIBUTION
                         AND SERVICE                 TOTAL
                           (12B-1)                  ANNUAL
                           FEES(1)                   FUND       EXPENSE
            MANAGEMENT   AND SERVICE    OTHER      OPERATING   ASSUMPTION      NET
               FEES        FEES(1)    EXPENSES(2)  EXPENSES      (2)         EXPENSES
               ----        -------    ----------- --------       ---         --------
Class A
Shares......   0.75%        0.30%        0.85%        1.90%       0.15%       1.75%
Class B
Shares......   0.75%        1.00%        0.85%        2.60%       0.15%       2.45%

* A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4% in the first year;  declining to 0% after the sixth year. Class B shares convert To Class A shares  after 8 years.
(1)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2)The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of .70% during the Fund's first fiscal year (ending September 30, 1999), provided that the Adviser may recover such assumed expenses within the following three years as long as the total expenses of the Fund do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% of the average daily net assets on Class B shares or any lower expense limitation to which the Adviser agrees. Other Expenses include organizational expenses.

EXAMPLE
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
                               --------   -----------  ----------  ---------
If you redeem your shares:
Class A shares                   $792        $1,171      $1,574    $2,697
Class B Shares                   $648        $1,094      $1,567    $2,753*
If you do not redeem your
shares:
Class A shares                   $792        $1,171      $1,574    $2,697
Class B Shares                   $248        $ 794       $1,367    $2,753*

* Assumes conversion to Class A shares eight years after purchase.


                               THE FUND IN DETAIL

       What are the Focused Equity Fund's objective, principal investment strategies, and principal risks?

OBJECTIVE: The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to achieve its objective by focusing its investments in the common stocks of approximately 20 to 30 U.S. companies. The Fund is a non-diversified investment company. The Fund will usually concentrate 80% of its portfolio in its top 15 holdings. It will frequently have more than 10% of its assets in the securities of a single issuer. Although the Fund is not required to limit the amount of any investment in the securities of any one issuer, it generally will not invest more than 12% of its total assets in the securities of a single issuer. The Fund's strategy is to remain relatively fully invested, but at times the Fund may have cash positions of 10% or more if the Fund cannot identify qualified investment opportunities or it has a negative or "bearish" view of the stock market. However, under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks).

The Fund uses an event-driven approach in selecting investments. The Fund looks for companies that appear to be undervalued because they are undergoing some corporate or other event that the Fund believes can result in significant growth in the companies' valuations. Examples of these events include: announced mergers, acquisitions and divestitures; financial restructurings; management reorganizations; stock buy-back programs; or industry transformations that can affect competitiveness. The Fund then identifies companies with proven management teams which maintain significant financial interest in the companies, superior cash flows in excess of internal growth requirements and outstanding franchise values. The Fund generally invests with a time horizon of two-to-five years and seeks investments which offer the potential of appreciating at least 50% within the first two years of the investment.

The Fund actively monitors the companies in its portfolio through regular meetings and teleconference calls with senior management and personal visits. The Fund also actively monitors the industries and competitors of the companies within its portfolio and checks whether the original investment thesis still holds true. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, constitutes 12% or more of the total portfolio, or when the Fund identifies better investment opportunities.

The Fund may purchase and sell futures contracts and options on futures contracts for hedging purposes. The Fund anticipates engaging in such transactions relatively infrequently and over relatively short periods of time. Any hedging strategy that the Fund may decide to employ will generally be effected by buying puts on the overall market or an index, such as puts on the Standard & Poor's 500 Composite Stock Price Index.

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Focused Equity Fund:

MARKET RISK: Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Fluctuations in the prices of stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

EVENT-DRIVEN STYLE RISK: The event-driven investment approach used by the Fund carries the additional risk that the event anticipated may occur later than expected or not at all or may not have the desired effect on the market price of the security.

FUTURES AND OPTIONS RISK: The Fund could suffer a loss if it fails to hedge its portfolio prior to a market decline. Moreover, if the Fund engages in hedging transactions using futures or options, the Fund could nevertheless suffer a loss if the hedging is based upon an inaccurate prediction of movements in the direction of the securities and interest rate markets or the hedging instrument does not accurately reflect the Fund's portfolio. The Fund may experience adverse consequences that leave it in a worse position than if such strategies were not used. As a result, the Fund may not achieve its investment objective.

                                   GLOBAL FUND

                                    OVERVIEW

OBJECTIVES:    The Fund primarily seeks  long-term  capital growth and
               secondarily a reasonable level of current income.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  invests  in a  diversified  portfolio of common  stocks of companies which are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks which are traded in larger or more established markets throughout the world. The
               Fund also invests opportunistically in smaller capitalization stocks and stocks of smaller, less-developed or emerging markets.
               The Fund generally does not attempt to hedge its foreign securities investments against currency rate fluctuations.

PRIMARY
RISKS: All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. The risks of investing in a stock fund that invests in foreign stocks are accentuated because investments in foreign stocks, particularly emerging markets, can decline in value because of declines in the values of local currencies, irrespective of how well the companies that issue such stocks are doing; there is generally less supervision and regulation of foreign securities markets; foreign securities markets are generally less liquid than U.S. markets; there may be less financial information available on certain foreign companies; and there may be political instability in some countries in which the Fund may invest. Fluctuations in the prices of foreign stocks can be especially sudden and substantial. Stocks with smaller market capitalizations tend to experience sharper price fluctuations. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                    Who should consider buying the Global Fund?

               The Global Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking significant growth of capital,
               o  Want exposure not only to U.S. but also foreign securities,
               o Are willing to accept a high degree of market volatility and the additional risks of foreign investments, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                         How has the Global Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last 10 calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -21.79% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Morgan Stanley All Country World Free Index ("All Country Index"). This table assumes that the maximum sales charge or CDSC was paid. The All Country Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. The All Country Index does not take into account fees and expenses that an investor would incur in holding the securities in the index. If it did so, the returns would be lower than those shown.


                                                                        Inception
                                                                        Class B Shares
                              1 Year*           5 Years*    10 Years*   (1/12/95)

Class A Shares                23.48%            15.98%      9.25%       N/A
Class B Shares                26.92%            N/A         N/A         16.89%
All Country Index             26.82%            19.18%      11.70%      19.18%**

 *The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/99.

                 What are the fees and expenses of the Global Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

 (ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                         FEES     FEES (1)    EXPENSES   EXPENSES

Class A Shares.......    0.99%       0.30%      0.43%        1.72%
Class B Shares.......    0.99%       1.00%      0.43%        2.42%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                     $789         $1,133      $1,500     $2,528
Class B shares                     $645         $1,055      $1,491     $2,583*

If you do not redeem your shares:
Class A shares                     $789         $1,133      $1,500     $2,528
Class B shares                     $245         $  755      $1,291     $2,583*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

 What are the Global Fund's objectives, principal investment strategies, and risks?

OBJECTIVES:   The   Global  Fund  primarily  seeks   long-term   capital  growth
and secondarily a reasonable level of current income.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in a diversified portfolio of common stocks of companies which are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies which are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when management views them as attractive alternatives to the stocks of larger or more established companies.

The Fund primarily invests in stocks which trade in larger or more established markets, but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital. The definition of "emerging markets" may change over time as a result of developments in national or regional economies and capital markets.

The foreign stocks that the Fund purchases are typically denominated in foreign currencies. The Fund generally does not hedge against fluctuations in the value of foreign currencies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price to earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once  the  purchase  candidates  for the  Fund  are  identified,  the  portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) currency exposure, (3) industry and sector allocation, and (4) exposure to a number of other factors such as interest rates or company size. The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Global Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While the Fund's strategy of being globally diversified may help to reduce the volatility or variability of the Fund's returns relative to another fund which invests in fewer stocks or whose investments are focused in fewer countries or industry sectors, this strategy may not prevent a loss if stock markets worldwide were to decline at the same time. Fluctuations of prices of stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

FOREIGN SECURITIES RISK: There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened issues when investing in non-U.S. markets, especially emerging markets. For example, such risks and considerations may include political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations. Risks such as these are common to all investments but are exacerbated when investing in international markets. In addition, international investors may experience higher commission rates on foreign portfolio transactions, potentially adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital and the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover. Also, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, for example, by eroding or reversing gains or widening losses from those investments.

LIQUIDITY RISK: The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk is common to most stock mutual funds, but is particularly acute in the case of foreign investments.

SMALL-CAP AND MID-CAP RISK: The market risk associated with small-to mid-cap stocks is greater than that associated with larger-cap stocks because small-to mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, or to depend on a small, inexperienced management group.

                                 FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of each Fund's operations and determines each Fund's portfolio transactions, except for the Focused Equity Fund and the Global Fund. For the fiscal year ended September 30, 1999, FIMCO received advisory fees as follows: 0.75% of average daily net assets, net of waiver, for Total Return Fund, Blue Chip Fund, Mid-Cap Opportunity Fund, and Special Situations Fund; 0.75% of average daily net assets for Utilities Income Fund and Focused Equity Fund; 0.74% of average daily net assets for Growth & Income Fund; and 0.99% of average daily net assets for Global Fund.

The Total Return Fund is managed by a team of portfolio managers.

Dennis T. Fitzpatrick serves as Co-Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group.

Andrew Wedeck serves as Co-Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund. From April 1999 to November 1999, Mr. Wedeck was a Research Analyst at Cramer Rosenthal McGlynn. From April 1998 to March 1999, Mr. Wedeck was a personal money management consultant for family members. From 1995 to March 1998, Mr. Wedeck was an Equity Analyst at Stechler & Company.

Matthew S. Wright serves as Portfolio Manager of the Utilities Income Fund. Mr. Wright is also the Portfolio Manager for the Utilities Income Fund of First Investors Life Series Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst. From May 1995 to January 1996, Mr. Wright was an Analyst at Fuji Bank. From June 1994 to April 1995, he was Market Editor of BLOOMBERG MAGAZINE and from September 1991 to June 1994, he was Editor/Reporter for BLOOMBERG BUSINESS NEWS.

Patricia D. Poitra serves as Portfolio Manager of the Mid-Cap Opportunity Fund and Co-Portfolio Manager of the Special Situations Fund. Ms. Poitra has been Director of Equities at FIMCO since October 1994.

David A. Hanover is Co-Portfolio Manager of the Special Situations Fund. From 1997 to August 1998, Mr. Hanover was a Portfolio Manager and Analyst at Heritage Investors Management Corporation. From 1994 to 1996, Mr. Hanover was Co-Portfolio Manager and Analyst at Psagot Mutual Funds and in 1993 he was an International Equity Investments Summer Associate at Howard Hughes Medical Institute.

FIMCO and the Global  Fund have  retained  Wellington  Management  Company,  LLP
("WMC") as the Global Fund's investment subadviser. WMC has discretionary trading authority over all of the Global Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1999, WMC held investment management authority with respect to $241 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 60 registered investment companies or series of such companies, with net assets of approximately $170 billion. The Global Fund is managed by Trond Skramstad, Senior Vice President of WMC and Chairman of the firm's Global Equity Strategy Group. Mr. Skramstad joined WMC in 1993.

FIMCO and the Focused Equity Fund have retained Arnhold and S. Bleichroeder, Inc. ("ASB") as the Fund's investment subadviser. ASB has discretionary trading authority over all of the Focused Equity Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Directors. ASB is located at 1345 Avenue of the Americas, New York, NY 10105. ASB and its affiliates currently provide investment advisory services to investment companies, institutions and private clients. As of December 31, 1999, ASB and its affiliates held investment management authority with respect to approximately $7 billion of domestic and international assets. The Focused Equity Fund is managed by Colin G. Morris, Senior Vice President of ASB, who has been responsible for the management of various ASB clients since January 1993. Prior to joining ASB in 1992, Mr. Morris was a partner at Mabon Securities, with responsibility over arbitrage investments from 1988 to 1992.

                            BUYING AND SELLING SHARES

                   How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

                                How do I buy shares?

You  may  buy  shares  of  each  Fund  through  a  First  Investors   registered
representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.


                       Which class of shares is best for me?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                   Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                    6.67%
$25,000-$49,999              5.75                     6.10
$50,000-$99,999              5.50                     5.82
$100,000-$249,999            4.50                     4.71
$250,000-$499,999            3.50                     3.63
$500,000-$999,999            2.50                     2.56
$1,000,000 or more           0*                       0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                   Class B Shares


                                                  CDSC as a Percentage of Purchase Price
             YEAR OF REDEMPTION                   OR NAV AT REDEMPTION
             ------------------                   --------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                               How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

o     Contacting your Representative who will place a redemption order for you;

o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

      Can I exchange my shares for the shares of other First Investors Funds?

You may  exchange  shares of a Fund for  shares  of the same  class of any other

First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

                What about dividends and capital gain distributions?

To the extent that it has net investment income, Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund will declare and pay a dividend from net investment income on a quarterly basis. To the extent that it has net investment income, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of a Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in a Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).




                                 What about taxes?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

   How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                                                                       APPENDIX
                                                                       --------

For the period March 22, 1999 to December 31, 1999, the Focused Equity Fund's Class A and Class B shares returned 19.00% and 18.30%, respectively. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. These figures do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those stated.

                                FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                                TOTAL RETURN FUND

                       --------------------------------------------------------------------------------
                                                  PER SHARE DATA
                       --------------------------------------------------------------------------------


                                                                        LESS DISTRIBUTIONS
                                   INCOME FROM INVESTMENT OPERATIONS            FROM
                                   ---------------------------------    ------------------

                                                NET
                                             REALIZED
                                    NET         AND
                       NET ASSET  INVEST-   UNREALIZED     TOTAL FROM      NET
                         VALUE     MENT     GAIN(LOSS)      INVEST-      INVEST-      NET       TOTAL
                       ---------
                       BEGINNING  INCOME        ON            MENT        MENT     REALIZED    DISTRI-
                       OF PERIOD   (LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS     BUTIONS
-------------------------------------------------------------------------------------------------------
CLASS A
1994(h)..............    $11.88    $.21       $(.62)         $(.41)      $.19        $.39       $.58
1995(h)..............     10.89     .39        2.50           2.89        .37         .44        .81
1996(h)..............     12.97     .39         .97           1.36        .41        1.12       1.53
1997(h)..............     12.80     .26        2.04           2.30        .28        1.08       1.36
1998(a)..............     13.74     .23         .43            .66        .13          --        .13
1999(f)..............     14.27     .29        1.26           1.55        .30        1.18       1.48

CLASS B
1995(b)..............    $10.90   $ .25       $2.54          $2.79      $ .33       $ .44      $ .77
1996(h)..............     12.92     .32         .94           1.26        .34        1.12       1.46
1997(h)..............     12.72     .21        1.97           2.18        .19        1.08       1.27
1998(a)..............     13.63     .17         .41            .58        .08          --        .08
1999(f)..............     14.13     .21        1.22           1.43        .21        1.18       1.39

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.

---------------------------------------------------------------------------------------------------
                           RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET
                                                                ASSETS BEFORE
                                       RATIO TO AVERAGE       EXPENSES WAIVED OR
                                         NET ASSETS ++             ASSUMED
                                     -------------------     --------------------




                          NET ASSETS                 NET                    NET
NET ASSET                   END OF                 INVEST-                INVEST-
  VALUE      TOTAL          PERIOD                  MENT                    MENT       PORTFOLIO
---------
 END OF      RETURN*         (IN       EXPENSES   INCOME      EXPENSES      INCOME      TURNOVER
 PERIOD       (%)          MILLIONS)   (%)          (%)         (%)           (%)        RATE (%)

---------------------------------------------------------------------------------------------------



$10.89        (3.45)         $51        1.63        1.91        1.88        1.66         124
  12.97       26.71           55        1.58        3.08        1.83        2.83         135
  12.80       10.62           57        1.53        2.93        1.78        2.68         146
  13.74       18.08           67        1.49        1.94        1.74        1.69         149
  14.27        4.76           73        1.42+       2.15+       1.65+       1.92+        111
  14.34       11.50           92        1.40        2.08        1.63        1.85         127


$12.92        25.74          $ .3       2.41+       2.24+       2.67+       1.98+        135
 12.72         9.86           1         2.32        2.14        2.49        1.97         146
 13.63        17.24           3         2.19        1.24        2.44         .99         149
 14.13         4.25           4         2.12+       1.45+       2.35+       1.22+        111
 14.17        10.72           9         2.10        1.38        2.33        1.15         127

                              GROWTH & INCOME FUND

                ----------------------------------------------------------------------------------------------------
                                               PER SHARE DATA
                ----------------------------------------------------------------------------------------------------


                              INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                             -----------------------------------              --------------------
                                                                                       FROM
                                                                                       ----
                                                   NET
                                                REALIZED
                                                   AND          TOTAL FROM         NET          NET        TOTAL
                 NET ASSET          NET         UNREALIZED      INVESTMENT     INVESTMENT     REALIZED   DISTRIBU-
                   VALUE        INVESTMENT      GAIN (LOSS)     OPERATIONS       INCOME         GAINS      TIONS
                 BEGINNING        INCOME           ON
                 OF PERIOD        (LOSS)       INVESTMENTS

--------------------------------------------------------------------------------------------------------------------

CLASS A
1994(d).......    $6.56          $.13             $.11           $.24            $.11            $--       $.11
1995(d).......     6.69           .16             1.13           1.29             .17             --        .17
1996(d).......     7.81           .10             1.60           1.70             .12             --        .12
1997(d).......     9.39           .06             2.36           2.42             .06             .16       .22
1998(c).......    11.59           .05              .97           1.02             .03             .27       .30
1999(f).......    12.31           .04             2.88           2.92             .05             --        .05

CLASS B
1995(e).......    $6.43          $.08            $1.38          $1.46           $ .11            $--       $.11
1996(d).......     7.78           .07             1.55           1.62             .07             --        .07
1997(d).......     9.33                           2.32           2.32             .01             .16       .17
1998(c).......    11.48          (.01)             .94            .93              --             .27       .27
1999(f).......    12.14          (.04)            2.80           2.76              --              --        --



  +Annualized
 ++Net of expenses waived or assumed by the investment advisor.
  *Calculated without sales charges.
 **Prior to February 15, 1996,  known as Made In The U.S.A.  Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.


 ------------------------------------------------------------------------------------------------------
                  R A T I O S / S U P P L E M E N T A L D A T A
 ------------------------------------------------------------------------------------------------------
                                                            RATIO TO AVERAGE NET
                                    RATIO TO AVERAGE NET    ASSET BEFORE EXPENSES
                                         NET ASSETS++         WAIVED OR ASSUMED
                                    --------------------    --------------------
 NET ASSET
   VALUE                   NET ASSETS
 --------                 END OF PERIOD                   NET                       NET       PORTFOLIO
    END         TOTAL        (IN                       INVESTMENT               INVESTMENT    TURNOVER
 OF PERIOD     RETURN*     MILLIONS)      EXPENSES      INCOME      EXPENSES      INCOME       RATE
                 (%)                        (%)         (%)          (%)          (%)          (%)
-------------------------------------------------------------------------------------------------------


  $  6.69       3.67        $ 34             .67        2.26          1.83         1.11          6
     7.81      19.51          63             .98        2.34          1.59         1.74         19
     9.39      21.82         112            1.31        1.20          1.49         1.02         25
    11.59      26.20         194            1.39         .55          1.43          .51         28
    12.31       8.84         258            1.39+        .47+          N/A          N/A         36
    15.18      23.75         378            1.36         .29           N/A          N/A        112


  $  7.78      22.73        $  4            1.90+       2.23+         2.61+        1.52+        19
     9.33      20.92          12            2.03         .48          2.19          .31         25
    11.48      25.23          27            2.09        (.15)         2.13         (.19)        28
    12.14       8.19          43            2.09+       (.23)+         N/A          N/A         36
    14.90      22.77          77            2.06        (.41)          N/A          N/A        112


                                 BLUE CHIP FUND

                 ----------------------------------------------------------------------------------------------------
                                                         PER SHARE DATA
                 ----------------------------------------------------------------------------------------------------

                                         INCOME FROM INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                                         ---------------------------------          ------------------



                                                    NET REALIZED
                                         NET        AND
                            NET ASSET    INVEST-    UNREALIZED                      NET
                             VALUE       MENT       GAIN (LOSS)     TOTAL FROM      INVEST-     NET          TOTAL
                           BEGINNING     INCOME     ON              INVESTMENT      MENT        REALIZED     DISTRI-
                           OF PERIOD     (LOSS)     INVESTMENT      OPERATIONS      INCOME      GAINS        BUTIONS
---------------------------------------------------------------------------------------------------------------------

CLASS A
1994(h)...............       $15.58       $.11          $(.58)       $(.47)        $.09          $1.56       $1.65
1995(h)...............        13.46        .19           4.37         4.56          .20            .60         .80
1996(h)...............        17.22        .14           3.39         3.53          .17           1.11        1.28
1997(h)...............        19.47        .09           4.98         5.07          .08           1.62        1.70
1998(a)...............        22.84        .04           (.39)        (.35)         .03              --        .03
1999(f)...............        22.46          --          5.46         5.46          .02            .75         .77

CLASS B
1995(b)...............       $13.51      $ .10          $4.31        $4.41         $.16          $ .60       $ .76
1996(h)...............        17.16        .06           3.32         3.38          .06           1.11        1.17
1997(h)...............        19.37       (.03)          4.91         4.88            -           1.62        1.62
1998(a)...............        22.63       (.06)          (.42)        (.48)           -             --         --
1999(f)...............        22.15       (.14)          5.35         5.21            -            .75         .75



  +Annualized
 ++Net of expenses waived or assumed by the investment advisor.
  *Calculated without sales charges.
 **Prior to February 15, 1996,  known as Made In The U.S.A.  Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the periodJanuary 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.




-------------------------------------------------------------------------------------------
                       RATIOS / SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------

                                              RATIO TO AVERAGE
                                                NET ASSETS
                        RATIO TO AVERAGE      BEFORE EXPENSES
                          NET ASSETS++        WAIVED OR ASSUMED
                        ----------------   ---------------------
                        NET
                       ASSETS                 NET                  NET
NET ASSET              END OF                INVEST-             INVEST-
 VALUE       TOTAL     PERIOD                INCOME               MENT      PORTFOLIO
END OF      RETURN*     (IN        EXPENSES   MENT    EXPENSES   INCOME     TURNOVER
PERIOD       (%)      MILLIONS)      (%)       (%)      (%)        (%)      RATE (%
-----------------------------------------------------------------------------------------


$13.46     (3.02)      $124         1.54       .80     1.79         .55        82
 17.22     34.01        170         1.49      1.23     1.74         .98        25
 19.47     20.55        240         1.44       .78     1.67         .55        45
 22.84     26.05        351         1.39       .40     1.64         .15        63
 22.46     (1.55)       368         1.37+      .23+    1.47+        .13+       71
 27.15     24.88        471         1.32       .01     1.41        (.08)       97

$17.16     32.76       $  5         2.20+      .52+    2.46+        .26+       25
 19.37     19.71         17         2.22        --     2.37        (.16)       45
 22.63     25.19         37         2.09      (.30)    2.34        (.55)       63
 22.15     (2.12)        47         2.07+     (.47)+   2.17+       (.57)+      71
 26.61     24.07         70         2.02      (.69)    2.11        (.78)       97



                                 UTILITIES INCOME FUND

                 ------------------------------------------------------------------------
                                             PER SHARE DATA
                 ------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS FROM
                             ---------------------------------   -----------------------


                                                    NET
                        NET ASSET              REALIZED AND
                          VALUE        NET      UNREALIZED      TOTAL
                        ---------  INVESTMENT   GAIN (LOSS)      FROM         NET         NET
                        BEGINNING    INCOME         ON        INVESTMENT   INVESTMENT   REALIZED        TOTAL
                        OF PERIOD    (LOSS)     INVESTMENTS   OPERATIONS     INCOME       GAIN.     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------

CLASS A
-------
1994(d)..............     $5.92       $.24       $(.84)        $(.60)        $.23        $.01            $.24
1995(d)..............      5.08        .23         .83          1.06          .24          --             .24
1996(d)..............      5.90        .21         .52           .73          .22          --             .22
1997(d)..............      6.41        .20         .61           .81          .19          --             .19
1998(c)..............      7.03        .14         .96          1.10          .14         .37             .51
1999(f)..............      7.62        .13         .74           .87          .13         .37             .50

CLASS B
-------
1995(e)..............     $4.95       $.14        $.93         $1.07         $.16         $--             .16
1996(d)..............      5.86        .18         .49           .67          .18          --             .18
1997(d)..............      6.35        .15         .61           .76          .15          --             .15
1998(c)..............      6.96        .10         .94          1.04          .10         .37             .47
1999(f)..............      7.53        .08         .72           .80          .08         .37             .45

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to
    December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period  January 12, 1995 (class B shares  first  offered) to October
    31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999  (commencement of operations) to September 30,
    1999.
(h) For the calendar year ended December 31.




--------------------------------------------------------------------------------------------
                  R A T I O S / S U P P L E M E N T A L D A T A
--------------------------------------------------------------------------------------------
                                                          RATIO TO AVERAGE NET
                                   RATIO TO AVERAGE NET   ASSET BEFORE EXPENSES
                                        ASSETS++            WAIVED OR ASSUMED
                                   --------------------   ---------------------
NET ASSET
  VALUE                                         NET                   NET       PORTFOLIO
--------    TOTAL    NET ASSETS             INVESTMENT             INVESTMENT   TURNOVER
  END      RETURN*  END OF PERIOD  EXPENSES   INCOME     EXPENSES    INCOME       RATE
OF PERIOD    (%)    (IN MILLIONS)    (%)        (%)        (%)         (%)        (%)
--------------------------------------------------------------------------------------------

  $5.08    (10.15)    $  63          .80        4.59       1.59       3.80        58
   5.90     21.35        84         1.04        4.37       1.57       3.84        16
   6.41     12.45       104         1.20        3.49       1.49       3.19        38
   7.03     12.86       102         1.40        2.98       1.48       2.90        60
   7.62     16.05       123         1.43+       2.10+      N/A        N/A         83
   7.99     11.99       145         1.37        1.69       N/A        N/A         65

  $5.86     21.99     $   3         1.82+       4.93+      2.53+      4.21+       16
   6.35     11.61         8         1.91        2.77       2.28       2.40        38
   6.96     12.08         9         2.10        2.28       2.18       2.20        60
   7.53     15.38        14         2.13+       1.40+      N/A        N/A         83
   7.88     11.13        21         2.07         .99       N/A        N/A         65






                               MID-CAP OPPORTUNITY FUND**


             -----------------------------------------------------------------------------------------------------
                                             PER SHARE DATA
             -----------------------------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS FROM
                             ---------------------------------   -----------------------


                                                    NET
                        NET ASSET              REALIZED AND
                          VALUE        NET      UNREALIZED      TOTAL
                        ---------  INVESTMENT   GAIN (LOSS)      FROM         NET         NET
                        BEGINNING    INCOME         ON        INVESTMENT   INVESTMENT   REALIZED        TOTAL
                        OF PERIOD    (LOSS)     INVESTMENTS   OPERATIONS     INCOME       GAIN.     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------


CLASS A
-------
1994(d)................  $12.15     $.08        $(.33)         $(.25)       $.12       $--           $.12
1995(d)................   11.78      .08         2.80           2.88         .08        --            .08
1996(d)................   14.58      .04         1.57           1.61         .06       .84            .90
1997(d)................   15.29     (.03)        4.02           3.99         .04       .68            .72
1998(c)................   18.56     (.03)       (2.82)         (2.85)        --       1.18           1.18
1999(f)................   14.53     (.13)        6.62           6.49         --         --             --

CLASS B
-------
1995(e)................  $12.03    $(.01)       $2.49          $2.48         $--       $--          $
1996(d)................   14.51      .01         1.47           1.48         .05       .84            .89
1997(d)................   15.10     (.08)        3.89           3.81          --       .68            .68
1998(c)................   18.23     (.12)       (2.76)         (2.88)         --      1.18           1.18
1999(f).................  14.17     (.23)        6.41           6.18          --        --



+   Annualized
++  Net of expenses waived or assumed by the investment advisor.
*   Calculated without sales charges.
** Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.




---------------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
---------------------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET
                                   RATIO TO AVERAGE NET   ASSET BEFORE EXPENSES
                                        ASSETS++            WAIVED OR ASSUMED
                                   --------------------   ---------------------
NET ASSET
  VALUE                                         NET                   NET       PORTFOLIO
--------    TOTAL    NET ASSETS             INVESTMENT             INVESTMENT   TURNOVER
  END      RETURN*  END OF PERIOD  EXPENSES   INCOME     EXPENSES    INCOME       RATE
OF PERIOD    (%)    (IN MILLIONS)    (%)        (%)        (%)         (%)        (%)
--------------------------------------------------------------------------------------------

$11.78     (2.05)     $  8           .90       .45        2.32      (.97)        29
 14.58     24.59         9          1.34       .48        2.36      (.55)       106
 15.29     11.64        14          1.57       .36        2.15      (.21)       118
 18.56     27.09        26          1.50      (.21)       1.94      (.65)        90
 14.53    (16.42)       30          1.50+     (.25)+      1.89+     (.64)+      102
 21.02     44.67        50          1.50      (.69)       1.77      (.96)       171

$14.51     20.62      $  .3         2.29+     (.03)+      3.79+    (1.53)+      106
 15.10     10.80         1          2.30      (.37)       3.03     (1.10)       118
 18.23     26.17         3          2.20      (.91)       2.64     (1.35)        90
 14.17    (16.91)        4          2.20+     (.95)+      2.59+    (1.34)+      102
 20.35     43.61         7          2.20     (1.39)       2.47     (1.66)       171




                              SPECIAL SITUATIONS FUND

-------------------------------------------------------------------------------------------------------------------
                                              PER SHARE DATA
                       --------------------------------------------------------------------------------------------

                                                                                    LESS DISTRIBUTIONS
                                             INCOME FROM INVESTMENT OPERATIONS            FROM
                                             ---------------------------------     -------------------

                                                       NET
                                                       REALIZED
                              NET ASSET       NET      AND
                                VALUE       INVEST-    UNREALIZED   TOTAL FROM  NET
                              ---------       MENT     GAIN (LOSS)  INVEST-     INVEST-      NET          TOTAL
                              BEGINNING      INCOME    ON           MENT        MENT         REALIZED     DISTRI-
                              OF PERIOD      (LOSS)    INVESTMENTS  OPERATIONS  INCOME       GAINS        BUTIONS
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------
1994(h)...................    $18.00         $(.04)      $(.62)       $(.66)    $  --          $.91         $.91
1995(h)...................     16.43          (.01)       3.94         3.93        --           .73          .73
1996(h)...................     19.63          (.01)       2.28         2.27        --          1.17         1.17
1997(h)...................     20.73          (.09)       3.44         3.35        --          1.90         1.90
1998(a)...................     22.18          (.05)      (4.30)       (4.35)       --            --           --
1999(f)...................     17.83          (.22)       5.79         5.57        --            --           --

CLASS B
-------
1995(b)...................    $16.40         $(.01)      $3.85        $3.84     $--            $ .73       $ .73
1996(h)...................     19.51          (.14)       2.25         2.11      --             1.17        1.17
1997(h)...................     20.45          (.15)       3.29         3.14      --             1.90        1.90
1998(a)...................     21.69          (.13)      (4.22)       (4.35)     --               --          --
1999(f)...................     17.34          (.36)       5.64         5.28      --               --          --


  +  Annualized
 ++  Net of expenses waived or assumed by the investment advisor.
  *  Calculated without sales charges.
 ** Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a)  For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c)  For the period  November 1, 1997 to September  30, 1998.
(d)  For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.



---------------------------------------------------------------------------------------------
                               RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET
                                                               ASSET BEFORE
                                    RATIO TO AVERAGE      EXPENSES WAIVED OR
                                       NET ASSETS++             ASSUMED
                                   --------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
--------------------------------------------------------------------------------------------

$16.43     (3.66)      $ 90        1.65     (.26)      1.90       (.51)        53
 19.63     23.92        125        1.60     (.08)      1.85       (.33)        80
 20.73     11.56        158        1.59     (.13)      1.84       (.38)        99
 22.18     16.15        194        1.53     (.45)      1.78       (.70)        84
 17.83    (19.61)       160        1.53+    (.32)+     1.75+      (.54)+       70
 23.40     31.24        186        1.53     (.97)      1.76      (1.20)       132



$19.51     23.42       $  5        2.33+    (.81)+     2.59+     (1.07)+       80
 20.45     10.81         10        2.38     (.92)      2.55      (1.09)        99
 21.69     15.34         17        2.23    (1.15)      2.48      (1.40)        84
 17.34    (20.06)        15        2.23+   (1.02)+     2.45+     (1.24)        70
 22.62     30.45         20        2.23    (1.67)      2.46      (1.90)       132


                                FOCUSED EQUITY FUND


                ---------------------------------------------------------------------------------
                                 PER SHARE DATA
                ---------------------------------------------------------------------------------

                       INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                       ---------------------------------                FROM
                                                                        ----
                                      NET
                                    REALIZED
           NET ASSET                  AND
             VALUE                 UNREALIZED
           ---------      NET      GAIN (LOSS)    TOTAL FROM     NET        NET      TOTAL
           BEGINNING  INVESTMENT      ON          INVESTMENT  INVESTMENT  REALIZED   DISTRIBU
           OF PERIOD    INCOME    INVESTMENTS     OPERATIONS    INCOME     GAINS     TIONS
-------------------------------------------------------------------------------------------------

CLASS A
-------

1999(g)       $10.00   $(.04)        $.92           $.88         $--        $--       $--

CLASS B
-------
1999(g)       $10.00   $(.06)        $.90           $.84         $--        $--      $--


  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.





 -----------------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
 -----------------------------------------------------------------------------------------------



                                                           RATIO TO AVERAGE NET
                                 RATIO TO AVERAGE NET     ASSET BEFORE EXPENSES
                                       ASSETS++            WAIVED OR ASSUMED
                                 ---------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
------------------------------------------------------------------------------------------------

$ 10.88     8.80      $ 59       1.75+     (.93)+       1.90+    (1.08)+       57

$ 10.84     8.40      $ 14       2.45+    (1.63)+       2.60+    (1.78)+       57




                                    GLOBAL FUND

                -----------------------------------------------------------------------------------

                                 PER SHARE DATA
                -----------------------------------------------------------------------------------


                       INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                       ---------------------------------                FROM
                                                                        ----
                                       NET
              VALUE                 REALIZED
            ---------     NET         AND         TOTAL FROM     NET        NET
            BEGINNING  INVESTMENT  UNREALIZED     INVESTMENT  INVESTMENT  REALIZED       TOTAL
            OF PERIOD   INCOME     GAIN (LOSS)    OPERATIONS    INCOME     GAINS        DISTRIBU
                        (LOSS)         ON                                               TIONS
                                   INVESTMENTS
----------------------------------------------------------------------------------------------------


CLASS A
-------
1994(h)...... $6.27    $ .03     $  (.27)         $ (.24)    $  .03      $.16        $.19
1995(h)......  5.84      .03        1.01            1.04        .04       .27         .31
1996(h)......  6.57      .04         .91             .95        .04       .89         .93
1997(h)......  6.59      .03         .50             .53        .03       .68         .71
1998(a)......  6.41      .01        (.09)           (.08)        --        --          --
1999(f)......  6.33                 1.86            1.86        .08       .08         .08

CLASS B
-------
1995(b)...... $5.76    $ .03    $  1.05            $1.08     $  .03      $.27        $.30
1996(h)......  6.54     (.01)       .88              .87        .02       .88         .90
1997(h.......  6.51     (.01)       .49              .48         --       .68         .68
1998(a)......  6.31     (.03)      (.09)            (.12)        --        --          --
1999(f)......  6.19     (.04)      1.81             1.77         --       .08         .08

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.


-----------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
-----------------------------------------------------------------------------------------
                                                           RATIO TO AVERAGE NET
                                 RATIO TO AVERAGE NET     ASSET BEFORE EXPENSES
                                       ASSETS++            WAIVED OR ASSUMED
                                 ---------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
----------------------------------------------------------------------------------------

$5.84      (3.78)     214        1.84      .45         N/A        N/A        56
 6.57      17.83      228        1.83      .55         N/A        N/A        47
 6.59      14.43      263        1.83      .50         N/A        N/A        73
 6.41       7.98      277        1.82      .41         N/A        N/A        70
 6.33      (1.25)     261        1.82+     .12+        N/A        N/A        82
 8.11      29.63      316        1.72     (.03)        N/A        N/A        92

 6.54      18.80        1        2.56+    (.19)+       N/A        N/A        47
 6.51      13.33        5        2.54     (.21)        N/A        N/A        73
 6.31       7.36       10        2.52     (.29)        N/A        N/A        70
 6.19      (1.90)      12        2.52+    (.58)        N/A        N/A        82
 7.88      28.78       18        2.42     (.73)        N/A        N/A        92


 [FIRST INVESTORS LOGO]


TOTAL RETURN
GROWTH & INCOME
BLUE CHIP
UTILITIES INCOME
MID-CAP OPPORTUNITY
SPECIAL SITUATIONS
FOCUSED EQUITY
GLOBAL

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can obtain information on the operation of the Public Reference Room, by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                            (Investment  Company  Act  File  No:
                                            First  Investors  Total  Return Fund
                                            811-5690,  First Investors  Growth &
                                            Income    Fund    811-6618,    First
                                            Investors  Blue Chip Fund  811-5690,
                                            First  Investors   Utilities  Income
                                            Fund   811-6618,   First   Investors
                                            Mid-Cap  Opportunity  Fund 811-6618,
                                            First Investors  Special  Situations
                                            Fund   811-5690,   First   Investors
                                            Global Fund 811-3169)

          Supplement to Equity Funds Prospectus dated January 28, 2000

In addition to the Funds listed on the front and back cover pages of the prospectus, this is also a prospectus for the Focused Equity Fund (Investment Company Act File No.: 811-6618).

The following paragraph replaces the last paragraph on the back cover page: You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

Dated: January 28, 2000

[FIRST INVESTORS LOGO]


TAXABLE BOND AND MONEY MARKET FUNDS

CASH MANAGEMENT
GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      The date of this prospectus is January 28, 2000

                                    CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      Cash Management Fund
      Government Fund
      Investment Grade Fund
      Fund For Income

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds price their shares?
      How do I buy shares?
      Which class of shares is best for me?
      How do I sell shares?
      Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

      What about dividends and capital gain distributions?
      What about taxes?
      How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

      Cash Management Fund
      Government Fund
      Investment Grade Fund
      Fund For Income

                                  INTRODUCTION

This prospectus describes the First Investors Funds that invest primarily in taxable bonds and the Cash Management Fund.

Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund Description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                                FUND DESCRIPTIONS

                              CASH MANAGEMENT FUND

                                    OVERVIEW

OBJECTIVE:     The Fund  seeks to earn a high rate of  current income consistent with the preservation of capital and maintenance of liquidity.

PRIMARY        The Fund invests in high-quality  money market  instruments  that
INVESTMENT     the  Fund   determines   present   minimal  credit  risk.   These
STRATEGIES:    instruments include prime commercial paper, variable and floating rate corporate notes, and short-term U.S. government agency obligations. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.

PRIMARY        While money market funds are designed to be  relatively  low-risk
RISKS:         investments,  they are not entirely  free of risk.  The following are the risks of investing in the Fund, which are common to all money market funds:

               o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments, a credit downgrade of one of the Fund's investments, or an unexpected change in interest rates.


               o The Fund's yield will change daily based upon changes in interest rates and other market conditions.


               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                    Who should consider buying the Cash Management Fund?


               The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds which invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:


               o    Are seeking income, and


               o Are seeking a conservative investment that provides a high degree of credit quality.


                   How has the Cash Management Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses.

The chart below contains the following plot points:

1990      7.71%
1991      5.35%
1992      3.03%
1993      2.57%
1994      3.69%
1995      5.42%
1996      4.89%
1997      4.98%
1998      4.92%
1999      4.55%

During the periods shown, the highest quarterly return was 1.89% (for the quarter ended March 31, 1990), and the lowest quarterly return was 0.62% (for the quarter ended June 30, 1993 ). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows the average annual total returns for Class A shares and Class B shares. This table assumes that the maximum contingent deferred sales charge ("CDSC") on Class B shares was paid.

                                                                   Inception
                                                                  Class B Shares
                        1 Year*       5 Years*    10 Years*         (1/12/95)

Class A Shares            4.55%       4.95%       4.70%            N/A
Class B Shares           -0.22%        N/A        N/A              3.81%
* The annual returns are based upon calendar years.

                What are the fees and expenses of the Cash Management Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  None            None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None            4%*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                             DISTRIBUTION                       TOTAL
                                             AND SERVICE                     ANNUAL FUND
                            MANAGEMENT       (12B-1)         OTHER            OPERATING         EXPENSE        NET
                              FEES           FEES (1)      EXPENSES(2)       EXPENSES(3)     ASSUMPTION(2)    EXPENSES(3)

Class  A  Shares  .  . . .       0.50%             0.00%        0.64%            1.14%           0.34%           0.80%
Class  B  Shares  .  . . .       0.50%             0.75%        0.64%            1.89%           0.34%           1.55%



*Class B shares can only be acquired through an exchange from Class B shares of another First Investors Fund. When shares are so acquired, the CDSC imposed on the other Fund's Class B shares carries over to the Fund's shares. The CDSC is 4% in the first year and declines to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees on its Class B shares, long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. There are currently no Rule 12b-1 fees on Class A shares of the Fund.
(2) For the fiscal year ended September 30, 1999, First Investors Management Company, Inc. (the "Adviser") assumed for each class of shares of the Fund certain Other Expenses that were in excess of 0.30%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.30% for the fiscal year ending September 30, 2000.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
If you redeem your shares:
Class A shares               $ 82        $329       $  595     $1,356
Class B shares               $558        $861       $1,190     $1,988*

If you do not redeem your shares:
Class A shares                $82        $329        $595      $1,356
Class B shares               $158        $561        $990      $1,988*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Cash Management Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. Some common types of money market instruments are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by a bank; negotiable certificates of deposit, which are issued by banks in large denominations; and floating rate notes. The interest rate of a floating rate instrument is generally based on a known lending rate, such as a bank's prime rate, and is reset whenever the underlying rate is adjusted.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund considers the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. Information on the Fund's recent holdings can be found in the most recent annual report (see back cover).


PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of owning the Cash Management Fund:


INTEREST RATE RISK: Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Interest rate risk also includes the risk that in a declining interest rate environment the Fund will have to invest the proceeds of maturing investments in lower-yielding investments. The yields received by the Fund on some of its investments will also decline as interest rates decline. For example, the Fund invests in floating rate bonds and notes. When interest rates decline, the yields paid on these securities may decline.

CREDIT RISK: A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's Investors Service, Inc. or Standard & Poor's Ratings Group), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its repayment obligations. Direct U.S.
Treasury obligations (securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.

                                 GOVERNMENT FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks to achieve a significant  level of current  income which is consistent with security and liquidity of principal.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund primarily invests in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government,  its
               agencies  or  instrumentalities.   The  majority  of  the  Fund's
               investments consist of mortgage-backed securities,  guaranteed by
               the   Government   National   Mortgage   Association    ("GNMA").
               Mortgage-backed securities guaranteed by the GNMA are commonly known as Ginnie Maes. Ginnie Maes represent interests in "pools" of mortgage loans. The yields on Ginnie Maes are higher than on U.S. Treasury securities with comparable maturities. Because GNMA guarantees the timely payment of principal and interest to investors in the pools, the Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its Ginnie Mae holdings.

PRIMARY
RISKS: While Ginnie Maes are guaranteed as to payment of principal and interest, this guarantee does not apply in any way to the market prices of these securities or the Fund's share price, both of which will fluctuate. There are three main risks of investing in Ginnie Maes: interest rate risk, prepayment risk, and extension risk. When interest rates rise, Ginnie Maes tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk. When interest rates fall, homeowners also tend to refinance their mortgages. When this occurs, the Fund loses the benefit of higher yielding mortgages and must reinvest in lower interest rate mortgages. This is prepayment risk. Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      Who should consider buying the Government Fund?

               The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o Are seeking an investment which offers both current income and credit safety,
               o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                     How has the Government Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The chart below contains the following plot points:

1990      9.20%
1991      15.74%
1992      5.90%
1993      3.99%
1994      -3.22%
1995      14.98%
1996      3.51%
1997      8.40%
1998      6.06%
1999      0.45%

During the periods shown, the highest quarterly return was 5.59% (for the quarter ended September 30, 1991) and the lowest quarterly return was -2.81% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Salomon Brothers Mortgage Index ("Mortgage Index") and the Salomon Brothers Government Index ("Government Index"). This table assumes that the maximum sales charge or CDSC was paid. The Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and Federal Housing Administration ("FHA") and GNMA project notes. The Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.

                                                               Inception
                                                              Class B Shares
                     1 Year*        5 Years*    10 Years*      (1/12/95)

Class A Shares         -5.86%         5.20%       5.68%       N/A
Class B Shares         -4.30%         N/A         N/A         5.47%
Mortgage Index          1.83%         7.93%       7.84%       7.93%**
Government Index       -2.23%         7.49%       7.50%       7.49%**

*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/99.

             What are the fees and expenses of the Government Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*           4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                          DISTRIBUTION                      TOTAL
                                           AND SERVICE                   ANNUAL FUND
                           MANAGEMENT        (12B-1)         OTHER        OPERATING           FEE               NET
                            FEES (1)        FEES (2)       EXPENSES     EXPENSES (3)    WAIVER (1), (2)    EXPENSES (3)
                            --------        --------       --------     ------------    ---------------    ------------

Class A Shares......          1.00%           0.25%          0.32%           1.57%         0.40%              1.17%
Class B Shares......          1.00%           1.00%          0.32%           2.32%         0.40%              1.92%

* A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.60% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.60% for the fiscal year ending September 30, 2000.
(2) For the fiscal year ended September 30, 1999, the Adviser waived 12b-1 Fees in excess of 0.25% for the Fund. The Adviser has contractually agreed with the Fund to waive 12b-1 Fees in excess of 0.25% for the fiscal year ending September 30, 2000. Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                           --------   ----------------------   ---------

If you redeem your shares:
Class A shares               $737       $1,053      $1,391      $2,344
Class B shares               $595       $  986      $1,404      $2,437*

If you do not redeem your shares:
Class A shares               $737       $1,053      $1,391      $2,344
Class B shares               $195       $  686      $1,204      $2,437*
*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

   What are the Government Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 80% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The vast majority of the Fund's investments consist of mortgage-backed securities that are guaranteed by the GNMA. These securities are commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. The GNMA guarantees the timely payment of principal and interest to the investors in the pools. The GNMA will only guarantee pools of mortgages that are insured by the Federal Housing Administration, Veterans Administration, or Farmers Home Administration.

Because there is essentially no credit risk associated with an investment in Ginnie Maes, the Fund's investment strategy revolves around managing interest rate risk, prepayment risk, and extension risk. Interest rate risk is managed by adjusting the duration of the Ginnie Maes owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Fund will generally adjust duration by buying or selling U.S. Treasury securities. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing U.S. Treasury securities with shorter maturities or selling U.S. Treasury securities with longer maturities. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of Ginnie Maes. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying Ginnie Maes with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing Ginnie Maes with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rate, economic and market conditions. In selecting investments, the Fund considers coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or if it fails to meet the expectations of the portfolio manager. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Fund:

INTEREST RATE RISK: Because the Fund invests primarily in mortgage-backed securities, it is subject to interest rate risk. In general, the market prices of Ginnie Maes rise when interest rates fall and fall when interest rates rise. Short-term interest rates and long-term interest rates do not necessarily move in the same direction or in the same amounts. Ginnie Maes with longer maturities tend to be more sensitive to interest rate changes than those with shorter maturities.

PREPAYMENT RISK: Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in Ginnie Mae pools suffer a higher rate of prepayment. As a result, investors in Ginnie Mae pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

EXTENSION RISK: Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

FREQUENT TRADING RISK: The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund.

                              INVESTMENT GRADE FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks to generate a maximum  level of income  consistent with investment in investment grade debt securities.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund primarily  invests in corporate bonds of U.S.  companies that are rated in one of the four highest  ratings  categories by
               Moody's Investors Service,  Inc. ("Moody's") or Standard & Poor's
               Ratings  Group   ("S&P").   Such  bonds  are   generally   called
               "investment grade bonds." Investment grade bonds offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may also invest to a limited extent in high yield, below investment grade bonds
               (commonly called "high yield bonds" or "junk bonds"). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund's investments in foreign companies are generally limited to bonds that are dollar-denominated and traded in the U.S. (commonly called
               "Yankee bonds").

               The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

PRIMARY
RISKS: There are two main risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline, and decline in price when interest rates rise. High yield bonds are subject to greater credit risk but slightly less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                   Who should consider buying the Investment Grade Fund?

               The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o Are seeking an investment which offers current income and a moderate degree of credit risk,
               o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings, and the economy, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                  How has the Investment Grade Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The chart below contains the following plot points:

1992      7.83%
1993      11.82%
1994      -4.62%
1995      19.40%
1996      2.3%
1997      9.14%
1998      8.63%
1999      -2.89%

During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended September 30, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Lehman Brothers Corporate Bond Index ("Corporate Bond Index"). This table assumes that the maximum sales charge or CDSC was paid. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million. The Corporate Bond Index does not take into account fees and expenses that an investor would incur in holding the securities in the Corporate Bond Index. If it did so, the returns would be lower than those shown.

                                                Inception         Inception
                                               Class A Shares     Class B Shares
                           1 Year*    5 Years*    (2/19/91)         (1/12/95)

Class A Shares             -8.96%     5.69%       6.34%             N/A
Class B Shares             -7.36%     N/A         N/A               5.97%
Corporate Bond Index       -1.96%     8.18%       8.32%**           8.18%***
*The annual returns are based upon calendar years.
** The average annual total return shown is for the period 2/1/91 to 12/31/99. ***The average annual total return shown is for the period 1/1/95 to 12/31/99.

          What are the fees and expenses of the Investment Grade Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*           4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                   DISTRIBUTION                        TOTAL         FEE WAIVER
                                                   AND SERVICE                      ANNUAL FUND        AND/OR
                                  MANAGEMENT         (12B-1)           OTHER         OPERATING         EXPENSE       NET
                                     FEES (1)        FEES (2)       EXPENSES (3)    EXPENSES (4)    ASSUMPTION     EXPENSES
                                     --------        --------       ------------    ------------    -----------    --------
                                                                                                      (1),(3)         (4)

Class A Shares..............        0.75%             0.30%           0.33%             1.38%          0.28%           1.10%
Class B Shares..............        0.75%             1.00%           0.33%             2.08%          0.28%           1.80%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

**4% in
the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.60% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.60% for the fiscal year ending September 30, 2000.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) For the fiscal year ended September 30, 1999, the Adviser assumed for each class of shares of the Fund for certain Other Expenses that were in excess of 0.20%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.20% for the fiscal year ending September 30, 2000.
(4) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                           --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares               $730       $1,009      $1,308       $2,156
Class B shares               $583        $925       $1,293        2,209*

If you do not redeem your shares:
Class A shares               $730       $1,009      $1,308       $2,156
Class B shares               $183       $  625      $1,093       $2,209*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Investment Grade Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in corporate bonds of companies that are rated investment grade by Moody's or S&P ("investment grade bonds"). These are bonds that are rated among the four highest ratings categories by Moody's or S&P. Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in high yield, below investment grade bonds. The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund's investments in foreign companies are generally limited to bonds that are dollar-denominated and traded in the U.S. (commonly called "Yankee bonds"). The Fund's investments in Yankee bonds are limited to 10% of its total assets.


Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries within a sector based on the outlook for interest rates, economic forecasts, and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.


LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

                                 FUND FOR INCOME

                                    OVERVIEW

OBJECTIVES:    The  Fund  primarily  seeks  high current income and  secondarily seeks capital appreciation.

PRIMARY
INVESTMENT
STRATEGIES:   The   Fund  primarily  invests  in   a  diversified  portfolio  of
              high-yield, below-investment grade corporate bonds (commonly known as "junk  bonds").  These bonds  provide a higher  level of income than  investment  grade bonds  because  they have a higher risk of default.  The  Fund  seeks to  reduce  the  risk of a  default  by selecting bonds through careful credit research and analysis.  The
              Fund seeks to reduce the impact of a default by  diversifying  its
              investments   among  bonds  of  many   different   companies   and
              industries.   While  the  Fund   invests   primarily  in  domestic
              companies,  it also invests in securities of issuers  domiciled in
              foreign   countries.    These   securities   will   generally   be
              dollar-denominated and traded in the U.S. The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

PRIMARY
RISKS: There are four primary risks of investing in the Fund. First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of an issuer of bonds owned by the Fund or as a result of a default by the issuer. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings. High yield bonds issued by foreign companies are subject to additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets. Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors. Third, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell. Fourth, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise. Fluctuations in the prices of high yield bonds can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

              AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      Who should consider buying the Fund For Income?

              The  Fund  For   Income   is  most   appropriately   used  to  add
              diversification to an investment portfolio. It may be appropriate for you if you:

              o Are  seeking  an investment  that offers a high level of current income and moderate growth potential,

              o Are  willing to accept a high  degree of credit  risk and market volatility, and

              o Have a  long-term  investment  horizon  and are able to ride out market cycles.

                     How has the Fund For Income performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 14.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was -8.75% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Credit Suisse First Boston High Yield Index ("High Yield Index"). This table assumes that the maximum sales charge or CDSC was paid. The High Yield Index is designed to measure the performance of the high yield bond market. The High Yield Index does not take into account fees and expenses that an investor would incur in holding the securities in the Index. If it did so, the returns would be lower than those shown.

                                                                  Inception
                                                                  Class B Shares
                        1 YEAR*           5 YEARS*    10 YEARS*   (1/12/95)
                        ------            -------     --------    ---------
Class A Shares          -3.16%            8.69%       9.52%       N/A
Class B Shares          -1.54%            N/A         N/A         9.03%
High Yield Index         2.26%            8.86%       10.95%      8.86%**
*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/99.

                         What are the fees and expenses of the Fund For Income?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                         FEES     FEES (1)    EXPENSES  EXPENSES(2)
                         ----     ----        --------  -----------
Class A Shares          0.74%       0.30%      0.25%        1.29%
Class B Shares          0.74%       1.00%      0.25%        1.99%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:




                                     ONE YEAR     THREE YEARS    FIVE YEARS   TEN YEARS
                                     --------     -----------    ----------   ---------

If you redeem your shares:
     Class A shares                     $748           $1,008        $1,288      $2,084
     Class B shares                     $602             $924        $1,273      $2,136*

If you do not redeem your shares:
     Class A shares                     $748           $1,008        $1,288      $2,084
     Class B shares                     $202             $624        $1,073      $2,136*


*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

   What are the Fund For Income's objectives, principal investment strategies, and risks?

OBJECTIVES: The Fund primarily seeks high current income and secondarily seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund primarily invests in a diversified portfolio of high-yield, below-investment grade corporate bonds commonly known as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group). High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the issuer's managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

MARKET RISK: The entire junk bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of junk bonds by major investors, high-profile defaults, or changes in the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

                                 FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Funds. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of each Fund's operations and determines each Fund's portfolio transactions. For the fiscal year ended September 30, 1999, FIMCO received advisory fees as follows: 0.50% of average daily net assets for Cash Management Fund; and 0.60% of average daily net assets, net of waiver, for Government Fund; 0.60% of average daily net assets, net of waiver, for Investment Grade Fund; 0.74% of average daily net assets for Fund For Income.

Clark D. Wagner serves as Portfolio Manager of the Government Fund and Co-Portfolio Manager of the Investment Grade Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

Nancy W. Jones serves as Portfolio Manager of the Fund For Income. Ms. Jones manages certain other First Investors Funds. Ms. Jones joined FIMCO in 1983 as Director of Research in the High Yield Department.

George V. Ganter serves as Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter also serves as Portfolio Manager of another First Investors Fund. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst.

                            BUYING AND SELLING SHARES

                       How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, each Fund, other than the Cash Management Fund, first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund, other than the Cash Management Fund, uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

                              How do I buy shares?

You  may  buy  shares  of  each  Fund  through  a  First  Investors   registered
representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

In the case of all Funds other than the Cash Management Fund, if you send your order directly to our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

In the case of the Cash Management Fund, your purchase will not be deemed to occur until the Fund receives federal funds for the purchase. Federal funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, N.J. offices. If a check is received in our Woodbridge, N.J. office after the close of regular trading on the NYSE, the federal funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase of the Cash Management Fund prior to 12:00 p.m., E.T., and you have previously advised us that the wire is on the way, federal funds for the purchase will be deemed to have been received on that same day. You must call before 12:00 p.m. and give us your name, account number, the amount of the wire, and a federal reference number documenting the transfer. If we fail to receive such advance notification, the federal funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the federal wire and your account information.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                           Which class of shares is best for me?


Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of each Fund, except the Cash Management Fund, are sold at the public offering price which includes a front-end sales load. This sales charge declines with the size of your purchase, as illustrated below. The Cash Management Fund's Class A shares are sold at NAV without any initial or deferred sales charge.

                          Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                 6.67%
$25,000-$49,999              5.75                  6.10
$50,000-$99,999              5.50                  5.82
$100,000-$249,999            4.50                  4.71
$250,000-$499,999            3.50                  3.63
$500,000-$999,999            2.50                  2.56
$1,000,000 or more           0*                    0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 Class B Shares

                                                  CDSC as a Percentage of Purchase Price
             YEAR OF REDEMPTION                   OR NAV AT REDEMPTION
             ------------------                   --------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

Class B shares of the Cash Management Fund are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares.

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund, except for the Cash Management Fund, has a separate Rule 12b-1 for each class of shares. The Cash Management Fund has only one plan, which is for its Class B Shares. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                                   How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

        o Contacting your Representative who will place a redemption order for you;

        o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

        o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).


You may also redeem Cash Management Fund shares by writing a check against your money market fund account or requesting an expedited wire redemption to a predesignated bank account. You may be charged a fee for certain of these privileges. For example, each wire under $5,000 is subject to a $15 fee. Consult your Representative or call ADM at 1-800-423-4026 for details.


Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

          Can I  exchange  my shares  for the  shares of other  First  Investors
Funds?

You may exchange shares of a Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge with one exception. If you are exchanging from the Cash Management Fund to a Fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

                    What about dividends and capital gain distributions?

To the extent that it has net investment income, each Fund other than Cash Management Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. The Cash Management Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Cash Management Fund does not expect to realize any long-term capital gains. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of a Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in a Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends or capital gain distributions paid by each Fund, other than Cash Management Fund, are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions

(essentially, distributions of net long-term capital gains) by each Fund, other than Cash Management Fund, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

For Cash Management Fund, any dividends (including distributions of net short-term capital gains) paid by the Fund are taxable to you as ordinary income unless you hold your shares in an IRA, 403(b) account, 401(k) account, or other tax-deferred account. You are taxed in the same manner whether you receive your dividends in cash or reinvest them in additional Fund shares. If the Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

       How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                              CASH MANAGEMENT FUND

                 --------------------------------------------------------------
                                 PER SHARE DATA
                 --------------------------------------------------------------

                 NET ASSET    NET       NET REALIZED                       NET
                 VALUE AT     INVEST-   AND UNREALIZED     TOTAL FROM     INVEST-       NET          TOTAL
                 BEGINNING    MENT      GAIN (LOSS) ON     INVESTMENT      MENT       REALIZED      DISTRI-
                 OF PERIOD    INCOME    INVESTMENTS        OPERATIONS     INCOME       GAINS        BUTIONS
-----------------------------------------------------------------------------------------------------------


CLASS A
-------
1994(d)...........$1.00       $.036       $--               $.036          $.036        $--         $.036
1995(d)............1.00         053       $--                .053           .053        $--          .053
1996(d)............1.00         048       $--                .048           .048        $--          .048
1997(d)............1.00         049       $--                .049           .049        $--          .049
1998(d)............1.00         048       $--                .048           .048        $--          .048
1999(c)............1.00         032       $--                .032           .032        $--          .032


CLASS B
-------
1995(b)...........$1.00       $.044       $--               $.044          $.044        $--         $.044
1996(d)............1.00        .040       $--                .040           .040        $--          .040
1997(d)............1.00        .041       $--                .041           .041        $--          .041
1998(d)............1.00        .041       $--                .041           .041        $--          .041
1999(c)............1.00        .027       $--                .027           .027        $--          .027



*    Calculated  without sales  charges
+    Annualized
++   Net of expenses  waived or assumed .
(a)  For the period January 1, 1998 to September 30, 1998
(b)  For the period  January 12, 1995 (date class B shares first  offered) to
(c)  December 31, 1995
(d)  For the period  January 1, 1999 to September  30, 1999
(f)  For the calendar year ended December 31
(e)  For the fiscal year ended September 30


--------------------------------------------------------------------------------------------------
                            RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------



                                             ----------------
                                RATIO TO         RATIO TO
                                 AVERAGE       AVERAGE NET
                              NET ASSETS ++   ASSETS BEFORE
                                             EXPENSES WAIVED
                                                OR ASSUMED
                                                     NET                      NET
NET ASSET                                           INVEST-                  INVEST-
VALUE AT     TOTAL    NET ASSETS                     MENT                     MENT      PORTFOLIO
END OF      RETURN   END OF PERIOD    EXPENSES      INCOME     EXPENSES      INCOME   TURNOVER RATE
PERIOD       (%)     (IN MILLIONS)     (%)           (%)          (%)         (%)        (%)
---------------------------------------------------------------------------------------------------

$1.00       3.69         $128          .70           3.72        1.15          3.27       --
 1.00       5.42          129          .70           5.29        1.18          4.81       --
 1.00       4.89          134          .70           4.78        1.19          4.29       --
 1.00       4.98          140          .77           4.87        1.19          4.45       --
 1.00       4.92          160          .80           5.00        1.14          4.66       --
 1.00       3.29          158          .80+          4.33+       1.14+         3.99+      --

$1.00       4.46         $ .1         1.45+          4.54+       1.93+         4.06+      --
 1.00       4.11           .1         1.45           4.03        1.94          3.54       --
 1.00       4.20           .3         1.52           4.12        1.94          3.70       --
 1.00       4.14            1         1.55           4.25        1.89          3.91       --
 1.00       2.72            2         1.55+          3.58+       1.89+         3.24+      --


                                 GOVERNMENT FUND


                 --------------------------------------------------------------
                                 PER SHARE DATA
                 --------------------------------------------------------------



                          INCOME FROM INVESTMENT OPERATIONS     LESS DISTRIBUTIONS FROM
                          ---------------------------------     -----------------------



                                               NET        NET REALIZED                          NET
                             VALUE AT         INVEST-     AND UNREALIZED    TOTAL FROM        INVEST-       NET`          TOTAL
                             BEGINNING         MENT       GAIN(LOSS) ON     INVESTMENT         MENT       REALIZED       DISTRI-
                             OF PERIOD       INCOME      INVESTMENTS        OPERATIONS        INCOME       GAINS        BUTIONS
----------------------------------------------------------------------------------------------------------------------------------


CLASS A
1994(d)......................  $11.55        $.69        $(1.06)             $(.37)           $.68         $ --         $ .68
1995(d)......................   10.50         .71           .82               1.53             .72           --           .72
1996(d)......................   11.31         .68          (.30)               .38             .64           --           .64
1997(d)......................   11.05         .69           .21                .90             .66           --           .66
1998(a)......................   11.29         .49           .18                .67             .47           --           .47
1999(e)......................   11.49         .63          (.58)               .05             .61           --           .61

CLASS B
1995(b)......................  $10.52        $.63          $.80              $1.43            $.64           --         $ .64
1996(d)......................   11.31         .60          (.31)               .29             .56           --           .56
1997(d)......................   11.04         .61           .21                .82             .59           --           .59
1998(a)......................   11.27         .42           .19                .61             .40           --           .40
1999(e)......................   11.48         .54          (.57)              (.03)            .53           --           .53






* Calculated without sales charges + Annualized ++ Net of expenses waived or assumed .

(a)  For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995
(c)  For the period  January 1, 1999 to September  30, 1999
(d)  For the calendar year ended December 31
(e)  For the fiscal year ended September 30


-----------------------------------------------------------------------------------
                            RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------


                                             ----------------
                                                 RATIO TO
                                               AVERAGE NET
                                RATIO TO      ASSETS BEFORE
                               AVERAGE       EXPENSES WAIVED
                              NET ASSETS ++     OR ASSUMED
                              ----------        ----------

                                                     NET                    NET
NET ASSET                                          INVEST-                INVEST-
VALUE AT   TOTAL    NET ASSETS                       MENT                   MENT          PORTFOLIO
END OF     RETURN* END OF PERIOD      EXPENSES      INCOME   EXPENSES     INCOME       TURNOVER RATE
PERIOD      (%)    (IN MILLIONS)       (%)            (%)      (%)         (%)              (%)
----------------------------------------------------------------------------------------------------

$10.50     (3.22)    $219               1.40         6.31     1.60        6.11              260
 11.31     14.98      217               1.38         6.50     1.61        6.27              163
 11.05      3.51      187               1.39         6.15     1.63        5.90              121
 11.29      8.40      170               1.34         6.16     1.64        5.86              134
 11.49      6.03      161               1.28+        5.71+    1.62+       5.37+              62
 10.93       .50      140               1.19         5.58     1.57        5.20               99

$11.31     13.94     $  1               2.13+        5.75+    2.37+       5.51+             163
 11.04      2.73        1               2.09         5.45     2.34        5.20              121
 11.27      7.60        2               2.04         5.46     2.34        5.16              134
 11.48      5.54        3               1.98+        5.01+    2.32+       4.67+              62
 10.92      (.25)       3               1.93         4.84     2.31        4.46               99



                              INVESTMENT GRADE FUND

                 --------------------------------------------------------------
                                 PER SHARE DATA
                 --------------------------------------------------------------



                          INCOME FROM INVESTMENT OPERATION        LESS DISTRIBUTIONS FROM
                          --------------------------------        -----------------------
                                                          NOT REALIZED                          NET
                                  GAIN       INVEST-      AND UNREALIZED     TOTAL FROM        INVEST-         NET        TOTAL
                             BEGINNING        MENT        GAIN (LOSS) ON      INVESTMENT         MENT         REALIZED    DISTRI-
                             OF PERIOD       INCOME       INVESTMENTS        OPERATIONS        INCOME         GAINS       BUTIONS
--------------------------------------------------------------------------------------------------------------------------------


CLASS A
1994(d)..................... $10.33          $.62          $(1.09)            $(.47)            $.62         $  --       $.62
1995(d).....................   9.24           .64            1.10              1.74              .64            --        .64
1996(d).....................  10.34           .62            (.39)              .23              .62           .02        .64
1997(d).....................   9.93           .62             .25               .87              .61           .03        .64
1998(a).....................  10.16           .46             .36               .82              .45            --        .45
1999(e).....................  10.53           .57            (.79)             (.22)             .58           .07        .65

CLASS B

1995(b).....................  $9.26          $.54           $1.10             $1.64             $.55        $   --        $.55
1996(d).....................  10.35           .55            (.39)              .16              .55           .02         .57
1997(d).....................   9.94           .55             .26               .81              .55           .03         .58
1998(a).....................  10.17           .41             .36               .77              .40            --         .40
1999(e).....................  10.54           .50            (.79)             (.29)             .51           .07         .58



* Calculated  without sales  charges
+ Annualized
++ Net of expenses  waived or assumed .

(a)  For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995
(c)  For the period  January 1, 1999 to September  30, 1999
(d)  For the calendar year ended December 31
(e)  For the fiscal year ended September 30


---------------------------------------------------------------------------------------------------
                            RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------


                                                 RATIO TO AVERAGE
                          RATIO TO AVERAGE      ASSETS BEFORE EXPENSES
                              NET ASSETS++        WAIVED OR ASSUMED
                          ----------------      ----------------------

NET ASSET                                             NET                   NET
VALUE AT                                            INVEST-                INVEST-
END OF       TOTAL   NET ASSETS                      MENT                   MENT          PORTFOLIO
 PERIOD     RETURN*  END OF PERIOD    EXPENSES      INCOME     EXPENSES    INCOME        TURNOVER RATE
              (%)    (IN MILLIONS)     (%)           (%)         (%)         (%)            (%)
----------------------------------------------------------------------------------------------------



 $9.24     (4.62)        $46            .95           6.46      1.47        5.94           17
 10.34     19.40          50           1.10           6.43      1.43        6.10           27
  9.93      2.39          46           1.11           5.96      1.42        5.65           22
 10.16      9.14          45           1.11           6.18      1.43        5.86           34
 10.53      8.29          50           1.10+          6.02+     1.40+       5.72+          49
  9.66     (2.21)         49           1.10           5.70      1.38        5.42           18

$10.35     18.08          $1           1.80+          5.73+     2.13+       5.40+          27
  9.94      1.64           2           1.81           5.26      2.12        4.95           22
 10.17      8.40           3           1.81           5.48      2.13        5.16           34
 10.54      7.73           5           1.80           5.32+     2.10+       5.02+          49
  9.67     (2.90)          7           1.80           5.00      2.08        4.72           18


                                 FUND FOR INCOME

                 --------------------------------------------------------------------------------------------------------
                                 PER SHARE DATA
                 --------------------------------------------------------------------------------------------------------



                           NET ASSET        NET        NET REALIZED                        NET
                            VALUE OF      INVEST-      AND UNREALIZED    TOTAL FROM      INVEST-       NET         TOTAL
                            BEGINNING      MENT        GAIN (LOSS) ON    INVESTMENT       MENT       REALIZED     DISTRI-
                            OF PERIOD     INCOME        INVESTMENTS      OPERATIONS      INCOME        GAINS      BUTIONS
-------------------------------------------------------------------------------------------------------------------------

CLASS A
1994(d).....................  $4.17         $.37         $(.35)            $.02          $.38          $--        $.38
1995(d).....................   3.81          .38           .30              .68           .36           --         .36
1996(d).....................   4.13          .39           .14              .53           .37           --         .37
1997(d).....................   4.29          .38           .14              .52           .38           --         .38
1998(a).....................   4.43          .29          (.26)             .03           .29           --         .29
1999(e).....................   4.17          .40          (.27)             .13           .38           --         .38


CLASS B
1995(b).....................  $3.81         $.31           .33            $.64          $.32           $--        $.32
1996(d).....................   4.13          .38           .12             .50           .35            --         .35
1997(d).....................   4.28          .34           .15             .49           .35            --         .35
1998(a).....................   4.42          .26          (.26)                --        .26            --         .26
1999(e).....................   4.16          .37          (.27)            .10           .36            --         .36

* Calculated  without sales  charges
+ Annualized
++ Net of expenses  waived or assumed .

(a)  For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995
(c)  For the period  January 1, 1999 to September  30, 1999
(d)  For the calendar year ended December 31
(e)  For the fiscal year ended September 30


-----------------------------------------------------------------------------------
                            RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------



                                                        RATIO TO AVERAGE NET
                            RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                              NET ASSETS ++             WAIVED OR ASSUMED
                              -------------            ----------------------


                                                        NET                     NET
                                                      INVEST-                 INVEST-
VALUE AT    TOTAL     NET ASSETS                      MENT                    MENT        PORTFOLIO
END OF     RETURN     END OF PERIOD     EXPENSES      INCOME     EXPENSES     INCOME     TURNOVER RATE
PERIOD       (%)     (IN MILLIONS)         (%)          (%)        (%)          (%)           (%)
------------------------------------------------------------------------------------------------------

$3.81        .58          $401            1.22         9.34        N/A           N/A          39
 4.13      18.54           425            1.18         9.53        N/A           N/A          33
 4.29      13.40           432            1.16         9.27        N/A           N/A          30
 4.43      12.62           439            1.15         8.63        N/A           N/A          45
 4.17        .49           410            1.27+        8.68+       N/A           N/A          28
 3.92       3.13           389            1.29         9.71        N/A           N/A          28

$4.13      17.46          $  2            1.92+        8.78+       N/A           N/A          33
 4.28      12.51             3            1.86         8.57        N/A           N/A          30
 4.42      11.95             6            1.85         7.93        N/A           N/A          45
 4.16       (.06)            9            1.97+        7.98+       N/A           N/A          28
 3.90       2.29            14            1.99         9.01        N/A           N/A          28

[FIRST INVESTORS LOGO]

CASH MANAGEMENT
GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, N.J.  07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

                                       (Investment  Company  Act File No:  First
                                       Investors  Cash  Management   Fund,  Inc.
                                       811-2860;   First  Investors   Government
                                       Fund,  Inc.  811-3967,   First  Investors
                                       Investment  Grade  Fund  811-5690,  First
                                       Investors    Fund   For   Income,    Inc.
                                       811-2107)

FIRST INVESTORS SERIES FUND II, INC.
      FOCUSED EQUITY FUND
      GROWTH & INCOME FUND
      MID-CAP OPPORTUNITY FUND
      UTILITIES INCOME FUND
FIRST INVESTORS SERIES FUND
      BLUE CHIP FUND
      SPECIAL SITUATIONS FUND
      TOTAL RETURN FUND
FIRST INVESTORS GLOBAL FUND, INC.

95 Wall Street
New York, New York  10005
1-800-423-4026
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2000

      This is a Statement of Additional Information ("SAI") for FIRST INVESTORS SERIES FUND II, INC. ("SERIES FUND II"), FIRST INVESTORS SERIES FUND ("SERIES FUND") and FIRST INVESTORS GLOBAL FUND, INC. ("GLOBAL FUND"), each an open-end management investment company. SERIES FUND II offers four separate series, each of which has different investment objectives and policies: FIRST INVESTORS
FOCUSED EQUITY FUND, FIRST INVESTORS GROWTH & INCOME FUND, FIRST INVESTORS MID-CAP OPPORTUNITY FUND and FIRST INVESTORS UTILITIES INCOME FUND. SERIES FUND offers five separate series, three of which are described in this SAI and each of which has different investment objectives and policies: FIRST INVESTORS BLUE CHIP FUND, FIRST INVESTORS SPECIAL SITUATIONS FUND and FIRST INVESTORS TOTAL RETURN FUND. GLOBAL FUND offers one series. (Each series is referred to as a "Fund").

      This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses dated January 28, 2000, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting a Fund at the address or telephone number noted above.

                                TABLE OF CONTENTS
                                                                 PAGE
Investment Strategies and Risks.................................    2
Investment Policies.............................................   11
Futures and Options Strategies..................................   21
Portfolio Turnover..............................................   27
Investment Restrictions.........................................   28
Directors/Trustees and Officers.................................   38
Management......................................................   40
Underwriter.....................................................   44
Distribution Plans..............................................   45
Determination of Net Asset Value................................   46
Allocation of Portfolio Brokerage...............................   48
Purchase, Redemption and Exchange of Shares.....................   50
Taxes...........................................................   50
Performance Information.........................................   54
General Information.............................................   59
Appendix A......................................................   62
Appendix B......................................................   65
Appendix C......................................................   66
Financial Statements............................................   72
Shareholder Manual:  A Guide to your First Investors Mutual
  Fund Account..................................................  134

                         INVESTMENT STRATEGIES AND RISKS


FOCUSED EQUITY FUND

      The Fund seeks its objective of capital appreciation by investing primarily in the equity securities of approximately 20 to 30 U.S. companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

      The Fund invests in the stocks of companies it believes to be undervalued in the current market. The Fund generally seeks to buy stocks of companies that are involved in corporate or other events such as mergers, acquisitions, divestitures, financial restructurings, management reorganizations, stock buy-back programs and industry changes. In addition, the Fund looks for companies with proven management with a financial interest in the company under consideration, strong cash flows in excess of internal growth requirements, established franchises and the potential for at least 50% appreciation within two years. An investment in a company based on the occurrence of a corporate event is subject to the risk that the corporate event will not develop as favorably as expected or that the situation may deteriorate. For example, a merger with favorable implications may be blocked or an industrial development may not enjoy anticipated market acceptance. The Fund invests with a two-to-five year time horizon. It will generally sell a security even before this horizon expires if it reaches its target valuation, if the company's franchise value deteriorates to a point where it no longer generates superior cash flows, if an investment position reaches more than 12% of the Fund's total portfolio value through appreciation or if better investment opportunities are identified.

      The majority of the Fund's investments are expected to be securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, or securities that have an established over-the-counter ("OTC") market, although the depth and liquidity of the OTC market may vary from time to time and from security to security.

      The Fund may invest in the securities of foreign companies when they are linked to the U.S. companies it has identified as having investment potential; for example, it may invest in securities of foreign issuers that are involved in mergers with U.S. companies that are held in the Fund's portfolio. Such foreign investments usually will be in the form of American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below.

      When market conditions warrant, or when the Fund's Subadviser, Arnhold and
S. Bleichroeder, Inc. ("ASB" or "Subadviser") believes it is necessary to achieve the Fund's objective, the Fund may invest in fixed-income securities. The fixed-income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), U.S. Government Obligations (including mortgage-backed securities) and corporate debt securities. In addition, the Fund may invest in debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") (including debt securities that have been downgraded), or in unrated debt securities that are of comparable quality as determined by the Subadviser. Securities rated lower than BBB by S&P or Baa by Moody's, commonly referred to as "junk bonds" or "high yield securities," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "Debt Securities," "High Yield Securities," and Appendix A for a description of debt security ratings.

      Although the Fund may borrow money, it has no present intention of borrowing other than for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may make loans of portfolio securities, enter into repurchase agreements and invest in zero coupon securities and securities issued on a "when-issued" or delayed delivery basis. In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed-income securities or retained in cash or cash equivalents.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

GROWTH & INCOME FUND

      The Fund seeks its objective by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock. The portion of the Fund's assets invested in equity securities and in debt securities may vary from time to time due to changes in interest rates and economic and other factors. The Fund is not designed for investors seeking a steady flow of income distributions. Rather, the Fund's policy of investing in income producing securities is intended to provide investors with a more consistent total return than may be achieved by investing solely in growth stocks.

      The convertible debt securities in which the Fund may invest are not subject to any limitations as to ratings and may include high, medium, lower and unrated securities. Although the Fund may invest up to 20% of its total assets in convertible debt securities rated below Baa by Moody's or BBB by S&P (so-called "junk bonds") (including convertible debt securities that have been downgraded), or in unrated convertible debt securities that are of comparable quality as determined by First Investors Management Company, Inc. ("FIMCO" or "Adviser"), it does not anticipate investing more than 5% of its total net assets in such securities in the coming year. Convertible debt securities rated lower than BBB by S&P or Baa by Moody's, commonly referred to as "junk bonds," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "Debt Securities," below, and Appendix A for a description of convertible debt security ratings.

      The Fund may invest up to 35% of its total assets in the following instruments: money market instruments, including U.S. bank certificates of deposit, bankers' acceptances, commercial paper issued by domestic corporations and repurchase agreements; fixed income securities, including obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), including mortgage-backed securities, and corporate debt securities rated at least Baa by Moody's or BBB by S&P, commonly known as "investment grade securities" or unrated securities that are of comparable quality as determined by the Adviser; and common stock and securities convertible into common stock of companies that are not paying a dividend if there exists the potential for growth of capital or future income. It is the Fund's policy to attempt to sell, within a reasonable time period, a debt security which has been downgraded below investment grade (other than convertible debt securities, as previously discussed), provided that such disposition is in the best interests of the Fund and its shareholders. See "Debt Securities," below, and Appendix A for a description of corporate and convertible debt security ratings.

      Because the Fund invests in bonds and convertible debt securities, it is subject to interest rate risk. The market value of a bond or convertible debt security is affected by changes in interest rates. When interest rates rise, the market value of a bond declines. When interest rates decline, the market value of a bond increases. Generally, the longer a bond's maturity, the greater its sensitivity to interest rates. A bond's value can also be affected by changes in the credit rating of the financial condition of its issuer.

      The Fund's investments in bonds are also subject to the risk of default. This risk is greater in the case of its investments in high yield bonds. These bonds generally provide higher income in an effort to compensate investors for their higher risk of default (failure to make required interest or principal payments). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, and companies which have elected to borrow heavily.

      Generally, the prices of equity securities could be affected by such factors as a change in a company's earnings, fluctuations in interest rates or changes in the rate of economic growth. To the extent the Fund invests in issuers with small capitalizations, the Fund would be subject to greater risk than may be involved in investing in companies with larger capitalizations. These securities generally include newer and less seasoned companies which are more speculative than securities issued by well-established issuers. Other risks may include less available information about the issuer, the absence of a business history or historical pattern of performance, as well as normal risks which accompany the development of new products, markets or services.

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below. While the Fund may enter into forward currency contracts to protect against uncertainty in the level of future exchange rates, it does not currently intend to use this authority. In any event, the Adviser will not attempt to time actively either short-term market trends or short-term currency trends in any market. See "Futures and Options Strategies."

      The Fund may also borrow money for temporary or emergency purposes in amounts not exceeding 5% of its net assets, make loans of portfolio securities and invest in securities issued on a "when-issued" or delayed delivery basis. In addition, in any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having up to 100% of its assets invested in short-term fixed income securities or retained in cash or cash equivalents.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

MID-CAP OPPORTUNITY FUND

      The Fund seeks its objective of long-term capital growth by investing, under normal market conditions, at least 65% of its total assets in common stocks of companies that have a medium market capitalization. The Fund seeks to invest in equity securities that the Adviser believes demonstrate outstanding growth records and potential based on the Adviser's fundamental analysis of the company. The companies in which the Fund invests will be primarily those with medium market capitalization (often known as "mid-cap"). The Fund defines mid-cap stocks as those with market capitalizations which fall within the range of those companies in the S&P 400 Mid-Cap Index. The market capitalizations of companies in the S&P 400 Mid-Cap Index will change with market conditions. Market capitalization is the total market value of a company's outstanding common stock. Growth equity securities tend to have above-average price to earnings ratios and less-than-average current yields compared to non-growth equity securities. The payment of dividend income will not be a primary consideration in the selection of equity investments.

      The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline drastically even if earnings do increase. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns.

      The Fund may invest up to 35% of its total assets in small capitalization stocks, large capitalization stocks, U.S. Government Obligations, including mortgage-backed securities, and investment grade debt securities or unrated securities that are of comparable quality as determined by the Adviser, repurchase agreements, investment grade securities convertible into common stock, warrants to purchase common stock and zero coupon and pay-in-kind securities. The Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of its net assets and invest in securities issued on a "when-issued" or delayed delivery basis. The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security that has been downgraded below investment grade. No more than 5% of the Fund's net assets will remain invested in such downgraded securities. See "Debt Securities," below, and Appendix A for a description of corporate bond ratings.

      In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed income securities or retained in cash or cash equivalents, including U.S. Government Obligations, mortgage-backed securities, bank certificates of deposit, bankers' acceptances and commercial paper issued by domestic corporations.

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

UTILITIES INCOME FUND

      The Fund seeks its objective by investing, under normal market conditions, at least 65% of its total assets in equity and debt securities issued by companies primarily engaged in the public utilities industry. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks and warrants to purchase common or preferred stocks. The portion of the Fund's assets invested in equity securities and in debt securities will vary from time to time due to changes in interest rates and economic and other factors.

      The Fund defines utilities companies as those that are primarily engaged in the ownership or operation of facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not public broadcasting or cable television). For these purposes, "primarily engaged" means that (1) more than 50% of the company's assets are devoted to the ownership or operation of one or more facilities as described above, or (2) more than 50% of the company's operating revenues are derived from the business or combination of any of the businesses described above. It should be noted that based on this definition, the Fund may invest in companies which are also involved to a significant degree in non-public utilities activities.

      Utilities stocks generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utilities stocks can still be affected by the risks of the stock of industrial companies. The Fund has a policy to concentrate its investments in the securities of companies in the public utilities industry. Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by factors peculiar to the utilities industry, and may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. See "Utilities Industries."

      The Fund may invest up to 35% of its total assets in the following instruments: debt securities and common and preferred stocks of non-utilities companies; U.S. Government Obligations; mortgage-backed securities; cash; and money market instruments consisting of prime commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Fund may invest in securities on a "when-issued" or delayed delivery basis and make loans of portfolio securities.

      The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its net assets. The Fund also may invest in zero coupon and pay-in-kind securities. In addition, in any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having up to 100% of its assets invested in short-term fixed income securities or retained in cash or cash equivalents.

      The Fund may not invest more than 5% of its total assets in debt securities rated below Baa by Moody's or BBB by S&P (so called "junk bonds"). See "Debt Securities," below, and Appendix A for a description of corporate bond ratings. See "High Yield Securities."

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

BLUE CHIP FUND

      The Fund seeks its objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of "Blue Chip" companies that the Adviser believes have potential earnings growth that is greater than the average company in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund also may invest up to 35% of its total assets in the equity securities of non-Blue Chip companies that the Adviser believes have significant potential for growth of capital or future income consistent with the preservation of capital. When market conditions warrant, or when the Adviser believes it is necessary to achieve the Fund's objective, the Fund may invest up to 25% of its total assets in fixed-income securities. It is the Fund's policy to remain relatively fully invested in equity securities under all market conditions rather than to attempt to time the market by maintaining large cash or fixed-income securities positions when market declines are anticipated. The Fund is appropriate for investors who are comfortable with a fully invested stock portfolio.

      The Fund defines Blue Chip companies as those companies that are in the S&P 500. Blue Chip companies are considered to be of relatively high quality and generally exhibit superior fundamental characteristics, which may include: potential for consistent earnings growth, a history of profitability and payment of dividends, leadership position in their industries and markets, proprietary products or services, experienced management, high return on equity and a strong balance sheet. Blue Chip companies usually exhibit less investment risk and share price volatility than smaller, less established companies.

      The Fund primarily invests in stocks of growth companies. These are companies which are expected to increase their earnings faster than the overall market. If earnings expectations are not met, the prices of these stocks may decline substantially even if earnings do increase. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns.

      The fixed-income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), U.S. Government Obligations (including mortgage-backed securities) and corporate debt securities. However, no more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's or BBB by S&P. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may enter into repurchase agreements and make loans of portfolio securities.

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

SPECIAL SITUATIONS FUND

      The Fund seeks its objective by investing, under normal market conditions, at least 65% of its total assets in the common stock of companies with small market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have potential for capital growth. The Fund may invest up to 35% of its total assets in other common stocks and in preferred stock that is convertible into common stock issued by U.S. corporations, and in the common stock of companies located outside the United States, including companies with larger market capitalization if the Fund determines that they present good opportunities for growth.

      The Fund seeks to invest in the common stock of companies that the Adviser believes are undervalued in the current market in relation to fundamental economic values such as earnings, sales, cash flow and tangible book value; that are early in their corporate development (I.E., before they become widely recognized and well known and while their reputations and track records are still emerging); or that offer the possibility of greater earnings because of revitalized management, new products or structural changes in the economy. Such companies primarily are those with small market capitalizations (often knows as "small-cap." The Fund defines small-cap stocks as those with market capitalizations which fall within the range of those companies in the S&P 600 Small-Cap Index. The market capitalizations of companies in the S&P 600 Small-Cap Index will change with market conditions. The Adviser believes that, over time, these securities are more likely to appreciate in price than securities whose market prices have already reached their perceived economic value. In addition, the Fund intends to diversify its holdings among as many companies and industries as the Adviser deems appropriate.

      Companies that are early in their corporate development may be dependent on relatively few products or services, may lack adequate capital reserves, may be dependent on one or two management individuals and may have less of a track record or historical pattern of performance. In addition, there may be less information available as to the issuers and their securities may not be well known to the general public and may not yet have wide institutional ownership. Securities of these companies may have more potential for growth but also greater risk than that normally associated with larger, older or better-known companies.

      Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of companies with larger market capitalization. These include the equity securities of companies which represent new or changing industries and those which, in the opinion of the

Adviser, represent special situations, the potential future value of which has not been fully recognized. Growth securities of companies with small market capitalizations which represent a special situation bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked, an industrial development may not enjoy anticipated market acceptance or a bankruptcy may not be as profitably resolved as had been expected. Because the securities of most companies with small market capitalizations are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger capitalization companies. In addition, smaller capitalization companies generally have fewer assets available to cushion an unforeseen adverse occurrence and thus such an occurrence may have a disproportionately negative impact on these companies.

      The majority of the Fund's investments are expected to be securities of U.S. issuers that are traded on a U.S. securities exchange, or in the OTC market. The depth and liquidity of the market for small-cap stocks may vary from time to time and from security to security.

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below.

      The Fund may invest up to 5% of its total assets in the securities of other registered investment companies. Such investments will probably involve additional advisory or distribution fees. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and enter into repurchase agreements.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

TOTAL RETURN FUND

      The Fund seeks its objective by employing a flexible investment strategy which emphasizes investments in stocks, bonds and money market instruments. Under normal market conditions, the Fund will have at 25% of total assets invested in bonds, cash and cash equivalents, and at least 50% in equities. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends. The Fund may invest in domestic and foreign common stocks and other equity securities, such as preferred stocks, securities convertible into common stocks and warrants to purchase common stock. The Fund also may invest in debt securities, including money market instruments (consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), U.S. Government Obligations (including mortgage-backed securities), municipal bonds rated Baa or better by Moody's or BBB or better by S&P and corporate and foreign debt securities. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, enter into repurchase agreements and make loans of portfolio securities. The Fund may invest up to 5% of its net assets in zero coupon and pay-in-kind securities and may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis. No more than 25% of the Fund's net assets may be invested in corporate debt securities and municipal bonds rated below Baa by Moody's or BBB by S&P. See "High Yield Securities" and Appendix A for a description of corporate and municipal bond ratings.

      The equity securities in which the Fund generally invests include both growth and value equity securities. Growth equity securities include securities of seasoned companies, I.E., companies with above-average earnings growth as compared to the average of the stocks in the S&P 500, other companies which the Adviser believes demonstrate changing or accelerating growth profiles and smaller companies with outstanding growth records and potential based on the Adviser's fundamental analysis of the company. Growth equity securities tend to have above-average price to earnings ratios and less-than-average current yields as compared to other equity securities. Value equity securities tend to have below average price to earnings ratios, low price to book value and potentially high current yields.

      The majority of the Fund's equity investments are expected to be securities listed on the NYSE other national securities exchanges or securities that have an established OTC market, although the depth and liquidity of the OTC market may vary from time to time and from security to security. The Fund may invest in newer and less seasoned companies with small to medium market capitalizations. The Fund's ability to invest in unseasoned companies with above-average earnings growth, other companies with changing or accelerating growth profiles and smaller companies with outstanding growth records and potential subjects the Fund to greater risk than may be involved in investing in securities which are not selected for such growth characteristics.

      The Fund may invest in securities of foreign companies directly or through ADRs or GDRs. The Fund may invest without limitation in sponsored ADRs. It may not invest more than 10% of its total assets in direct foreign securities, unsponsored ADRs and GDRs. Foreign securities, ADRs and GDRs involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities" and "American Depository Receipts and Global Depository Receipts," below. While the Fund may enter into forward currency contracts to protect against uncertainty in the level of future exchange rates, it does not currently intend to use this authority. In any event, the Adviser will not attempt to time actively either short-term market trends or short-term currency trends in any market. See "Futures and Options Strategies."

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

GLOBAL FUND

      The Fund, under normal market conditions, invests in common stocks, preferred stocks and bonds and other debt obligations issued by companies or governments of at least three countries, including the United States. Currently, the Fund primarily is invested in common stocks. The emphasis is on high-quality, medium to large capitalization companies with an established market throughout the world and the United States, with opportunistic investment in smaller companies and/or emerging markets. Investments in foreign markets involve special risks and considerations which are in addition to the usual risks inherent in domestic investments. See "Foreign Securities," below.

      The Fund may purchase securities traded on any foreign stock exchange. The Fund may also purchase ADRs and GDRs. See "American Depository Receipts and Global Depository Receipts," below. The Fund also may invest up to 25% of its total assets in unlisted securities of foreign issuers; provided, however, that no more than 10% of the value of its net assets may be invested in such securities with a limited trading market. The investment standards for the selection of unlisted securities are the same as those used in the purchase of securities traded on a stock exchange. The Fund will invest in debt securities rated in the three highest rating categories by either Moody's or S&P or, if unrated, determined to be of comparable quality by Wellington Management
Company, LLP ("WMC" or the "Subadviser"). See Appendix A for a description of such bond ratings.

      The Fund may invest in securities convertible into common stocks, preferred stocks, warrants and repurchase agreements and may purchase securities on a when-issued or delayed delivery basis. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and make loans of portfolio securities. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in U.S. Government obligations and cash equivalents denominated in U.S. dollars.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

                               INVESTMENT POLICIES

      AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS. Each Fund may invest in ADRs and GDRs. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. While ADRs are not considered by the Fund to be foreign securities, ADRs are subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

      GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Like ADRs, GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of certain investment limitations, GDRs are considered to be foreign securities by the Funds.

      BANKERS' ACCEPTANCES. Each Fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper is a promissory issued by a corporation to finance short-term needs, which may either be unsecured or backed by a letter of credit. Commercial paper includes notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Investments in certificates of deposit are made only with domestic institutions with assets in excess of $500 million.

      CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Adviser or, in the case of Focused Equity Fund and Global Fund, their respective Subadviser will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices.

      DEBT SECURITIES. Each Fund may invest in debt securities. The market value of debt securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. GLOBAL FUND may invest in debt securities that, at the time of purchase, are rated in the three highest rating categories by at least one nationally recognized statistical rating organization rating that security, such as S&P and Moody's, or, if unrated, deemed to be of comparable quality by its Subadviser. The Adviser or, for Focused Equity Fund and GLOBAL FUND, their respective Subadviser, continually monitor the investments in each Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security that has been downgraded.

      FOREIGN GOVERNMENT OBLIGATIONS. GLOBAL FUND and TOTAL RETURN FUND may invest in foreign government obligations, which generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Investments in foreign government debt obligations involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      FOREIGN SECURITIES. Each Fund may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or the Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Investing in foreign securities involves more risk than investing in securities of U.S. companies. The Funds currently do not intend to hedge their foreign investments against the risk of foreign currency fluctuations. Accordingly, changes in the value of foreign currencies can significantly affect the Fund's share price, irrespective of developments relating to the issuers of securities held by the Fund. In addition, the Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

      GLOBAL FUND and FOCUSED EQUITY FUND may also invest in the securities of issuers in less developed foreign countries. Each Fund's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      HIGH YIELD SECURITIES-RISK FACTORS. BLUE CHIP FUND, FOCUSED EQUITY FUND, TOTAL RETURN FUND, UTILITIES INCOME FUND and GROWTH & INCOME FUND may invest in high yield, high risk securities (commonly referred to as "junk bonds") ("High Yield Securities"). High Yield Securities are subject to greater risks than those that are present with investments of higher grade securities, as discussed below. These risks also apply to lower-rated and certain unrated convertible securities.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds" are speculative and generally involve a higher risk or loss of principal and income than higher-rated securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in a Fund's net asset value. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus the Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, the Fund might incur additional expenses to seek recovery.

            Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for the Fund. While it is impossible to protect entirely against this risk, diversification of the Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities helps to minimize the impact of a decrease in value of a particular security or group of securities in the Fund's portfolio.

            THE HIGH YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in recent years and its growth paralleled a long economic expansion. At times in the past, the prices of many lower-rated debt securities have declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income streams that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit the Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

            CREDIT RATINGS. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

            LIQUIDITY AND VALUATION. Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of the Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

            The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Board of Directors or Trustees, as applicable (hereinafter referred to as the "Board" or "Directors") to value High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      LOANS OF PORTFOLIO SECURITIES. While they have no present intention of doing so, GROWTH & INCOME FUND, UTILITIES INCOME FUND, GLOBAL FUND, BLUE CHIP FUND, FOCUSED EQUITY FUND and TOTAL RETURN FUND may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to a Fund and agrees to maintain at all times with the Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by the Fund; the Fund pays only reasonable custodian fees in connection with the loan; and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by a Fund at any time and the Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. A Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral.

      MORTGAGE-BACKED SECURITIES. BLUE CHIP FUND, FOCUSED EQUITY FUND, TOTAL RETURN FUND, GROWTH & INCOME FUND, UTILITIES INCOME FUND and MID-CAP OPPORTUNITY FUND may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as a Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to a Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

      Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

            GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchase are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

            GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

            LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. A Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

            YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

            FHLMC  SECURITIES.   The  Federal  Home  Loan  Mortgage  Corporation
("FHLMC")  issues  two  types  of  mortgage  pass-through  securities,  mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

            FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

            Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

      MUNICIPAL BONDS. TOTAL RETURN FUND may invest in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, generally to obtain funds for various public purposes and have a time to maturity, at issuance, of more than one year. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue bonds generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields on municipal bonds depend on, among other things, general money market conditions, conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. Generally, the value of municipal bonds varies inversely to changes in interest rates. Distributions of interest income from municipal bonds in the Fund's portfolio will be taxable to shareholders the same as distributions of interest income from other securities held by the Fund. See "Taxes."

      PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock is a security which has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. The GLOBAL FUND currently is the only Fund that intends to use this authority. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. No Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of such Fund's net assets would be invested in such repurchase agreements and other illiquid investments.

      RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. None of the Funds may purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Fund's Board or the Adviser has determined under Board-approved guidelines are liquid.

      Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 15% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

      OTC options and their underlying collateral are also considered illiquid investments. UTILITIES INCOME FUND, BLUE CHIP FUND, FOCUSED EQUITY FUND and TOTAL RETURN FUND may invest in OTC options. The FOCUSED EQUITY FUND currently is the only Fund that intends to use this authority. The assets used as cover for OTC options written by a Fund would not be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option

      U.S. GOVERNMENT OBLIGATIONS. BLUE CHIP FUND, TOTAL RETURN FUND, GROWTH & INCOME FUND, FOCUSED EQUITY FUND and UTILITIES INCOME FUND may invest in U.S. Government Obligations. U.S. Government Obligations include: (1) U.S. Treasury obligations (which differ only in their interest rates, maturities and times of issuance), and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FMHA and the Small Business Administration). The range of maturities of U.S. Government Obligations is usually three months to thirty years.

      UTILITIES INDUSTRIES. The UTILITIES INCOME FUND invests primarily in utilities companies. Many utilities companies, especially electric and gas and other energy-related utilities companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations.

      In recent years, regulatory changes in the United States have increasingly allowed utilities companies to provide services and products outside their traditional geographical areas and lines of business, creating new areas of competition with the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utilities services to become a significant part of the utilities industries. The Adviser believes that the emergence of competition and deregulation will result in certain utilities companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable.

      Certain utilities, especially gas and telephone utilities, have in recent years been affected by increased competition, which could adversely affect the profitability of such utilities companies. In addition, expansion by companies engaged in telephone communication services of their non-regulated activities into other businesses (such as cellular telephone services, data processing, equipment retailing, computer services and financial services) has provided the opportunity for increases in earnings and dividends at faster rates than have been allowed in traditional regulated businesses. However, technological innovations and other structural changes also could adversely affect the profitability of such companies. Although the Adviser seeks to take advantage of favorable investment opportunities that may arise from these structural changes, there can be no assurance that the Fund will benefit from any such changes.

      Foreign utilities companies may be more heavily regulated than U.S. utilities companies, which may result in increased costs or otherwise adversely affect the operations of such companies. The securities of foreign utilities companies also have lower dividend yields than U.S. utilities companies. The Fund's investments in foreign issuers may include recently privatized enterprises, in which the Fund's participation may be limited or otherwise affected by local law. There can e no assurance that governments with privatization programs will continue such programs or that privatization will succeed in such countries.

      Because securities issued by utilities companies are particularly sensitive to movement in interest rates, the equity securities of such companies are more affected by movements in interest rates than are the equity securities of other companies.

      Each of these risks could adversely affect the ability and inclination of public utilities companies to declare or pay dividends and the ability of holders of common stock, such as UTILITIES INCOME FUND, to realize any value from the assets of the company upon liquidation or bankruptcy.

      WARRANTS. Each Fund except BLUE CHIP FUND may purchase warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

      WHEN-ISSUED SECURITIES. GROWTH & INCOME FUND, UTILITIES INCOME FUND and TOTAL RETURN FUND may each invest up to 10%, and MID-CAP OPPORTUNITY FUND, FOCUSED EQUITY FUND and GLOBAL FUND may each invest up to 5%, of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by the Fund on a when-issued basis may result in the Fund's incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, a Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

      ZERO COUPON AND PAY-IN-KIND SECURITIES. MID-CAP OPPORTUNITY FUND, FOCUSED EQUITY FUND, UTILITIES INCOME FUND and TOTAL RETURN FUND may each invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on zero coupon securities and the "interest" on pay-in-kind securities must be accounted for by the Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. See "Taxes." Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.


                         FUTURES AND OPTIONS STRATEGIES

      GLOBAL FUND and FOCUSED EQUITY FUND are the only Funds that currently anticipate using financial futures or options as part of its investment strategy. Focused Equity Fund engages in such strategies relatively infrequently and over relatively short periods of time. Moreover, it is anticipated that any strategy that Focused Equity Fund may decide to employ will most likely be effected by buying puts on the overall market or an index, such as puts on the Standard & Poor's 500 Composite Stock Price Index. Other Funds that are authorized to purchase and sell futures and option contracts but at this time have no intention of doing so for the coming year include: UTILITIES INCOME FUND and TOTAL RETURN FUND which may purchase and sell futures contracts and options on futures contracts to hedge their portfolios, and UTILITIES INCOME FUND, BLUE CHIP FUND, and TOTAL RETURN FUND which may purchase and sell options on securities and indices to enhance income.

      Certain special characteristics of and risks associated with using these instruments are discussed below. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodities Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations. See "Taxes."

      To the extent that they participate in the options or futures markets, the Funds will incur investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If the Adviser's or a

Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Funds may leave the Funds in a worse position than if such strategies were not used. The Funds might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

      FUTURES AND OPTIONS ON FUTURES STRATEGIES. Each Fund may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may then be purchased in a orderly fashion. Further, stock index futures contracts and options thereon may be purchased to maintain a desired percentage of the Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure. When the Fund purchases a stock index futures contract on foreign stocks, an accompanying foreign currency forward or foreign currency futures contract is executed to provide the same currency exposure that would result from directly owning the underlying foreign stocks. Failure to obtain such currency exposure would constitute a hedge back into U.S. dollars with respect to such index futures positions. The value of the Fund's futures positions shall not exceed 5% of the total assets in the Fund's portfolio.

      SPECIAL CHARACTERISTICS AND RISKS OF FUTURES TRADING. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected and amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Holders and writers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option held or written. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

      Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund intends to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

      Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements, In addition, although the maximum amount at risk when s Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to s Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

      A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

      SPECIAL RISKS RELATED TO FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

      Options on foreign currency futures contracts may involve certain additional risks. Trading of such options is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

      FUTURES GUIDELINES. To the extent that a Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund has entered. This policy does not limit a Fund's assets at risk to 5%. The value of all futures sold will not exceed the total market value of a Fund's portfolio.

      COVER FOR FUTURES AND OPTIONS STRATEGIES. No Fund will use leverage in its futures and options strategies. No Fund will write options or purchase or sell futures contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to sell securities under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

      The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

      Options normally have expiration dates of up to nine months. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although a Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although a Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with a Fund, there is no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

      A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

      FORWARD CURRENCY CONTRACTS STRATEGIES. Each Fund may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. The GLOBAL FUND currently is the only Fund that intends to use this authority in the coming year. The Funds will not speculate with forward currency contracts or foreign currency exchange rates.

      While the Funds generally do not attempt to hedge its foreign security holdings against the risk of changes in foreign currency exchange rates, it will use forward currency contracts to hedge cash positions during the settlement of transactions and in between transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. When the Fund uses foreign currency contracts in connection with stock index futures contracts, as noted previously it is doing so to replicate the experience of owning the foreign securities and not to hedge against foreign currency fluctuations.

      The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs. Unless a Fund's obligations under a forward contract are covered with positions in securities, currencies or other forward contracts, a Fund will enter into a forward contract only if the Fund maintains cash or liquid assets in a segregated account in an amount not less than the value of a Fund's total assets committed to the consummation of the contract, as marked to market daily.

      At or before the maturity date of a forward contract requiring a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

                               PORTFOLIO TURNOVER

      Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage."

    For the fiscal year ended September 30, 1998, the portfolio turnover rate for GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND and GLOBAL FUND was 36%, 102%, 83%, 71%, 70%, 111% and 82%, respectively. For the fiscal year ended September 30, 1999, the portfolio turnover rate for GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL

SITUATIONS FUND, TOTAL RETURN FUND, GLOBAL FUND and FOCUSED EQUITY FUND was 112%, 171%, 65%, 97%, 132%, 127%, 92% and 57%, respectively.

                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below have been adopted by the respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, voting separately from any other Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by each Fund at the time it purchases any security.

      FOCUSED EQUITY FUND will not:

      (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

      (2)   Issue senior securities, except as permitted under the 1940 Act.

      (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

      (5)   Make loans, except as permitted under the 1940 Act.

      (6)   Concentrate its investments in any particular industry.

      (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

      The following investment restriction is not fundamental and may be changed without shareholder approval. The Fund will not:

      (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's Subadviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

      GROWTH & INCOME FUND will not:

      (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

      (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of such assets would then be invested in securities of a single issuer.

      (3) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (4) Concentrate its investments in any particular industry.

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

      (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (8) Make loans, except loans of portfolio securities and repurchase agreements.

      The following investment restrictions are not fundamental and may be changed without shareholder approval. The Fund will not:

      (1) Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market and securities eligible for resale under Rule 144A under the 1933 Act, are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

      (2) Make investments for the purpose of exercising control or management.

      (3) Purchase any securities on margin.

      (4) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

      MID-CAP OPPORTUNITY FUND will not:

      (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

      (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer, or (b) 25% or more of the Fund's total assets would be invested in a single industry.

      (3) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (4) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (5) Buy or sell commodities or commodity contracts, including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

      (6) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws.

      (7) Make investments for the purpose of exercising control or management.

      (8) Purchase any securities on margin.

      (9) Make loans, except through repurchase agreements.

      (10) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

      (11) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of SERIES FUND II or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restrictions are not fundamental and may be changed without shareholder approval. The Fund will not:

      (1) Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market and securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

      (2) Write, purchase or sell options (puts, calls or combinations thereof).

      UTILITIES INCOME FUND will not:

      (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

      (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer.

      (3) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (4) Concentrate its investments in any particular industry, except that the Fund may concentrate its investments in securities of companies in the public utilities industry.

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell futures contracts, options on futures contracts, securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

      (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (8) Make investments for the purpose of exercising control or management.

      (9) Purchase any securities on margin, except the Fund may make deposits of margin in connection with futures contracts and options.

      (10) Make loans, except loans of portfolio securities and repurchase agreements.

      (11) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

      (12) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of SERIES FUND II or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restrictions are not fundamental and may be changed without shareholder approval. The Fund will not:

      (1) Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market and securities eligible for resale under Rule 144A under the 1933 Act, are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

      (2) Make short sales of securities, except short sales "against the box."

      BLUE CHIP FUND will not:

      (1) Make short sales of securities to maintain a short position.

      (2) Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

      (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

      (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (6) Pledge, mortgage or hypothecate any of its assets except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (7) Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

      (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (9) Make investments for the purpose of exercising control or management.

      (10) Purchase any securities on margin.

      (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restriction is not fundamental and may be changed without shareholder approval. The investment restriction provides that the Fund will not:

      Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees.

      SPECIAL SITUATIONS FUND will not:

      (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

      (2) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

      (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Buy or sell commodities or commodity contracts including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts.

      (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (8) Make investments for the purpose of exercising control or management.

      (9) Purchase any securities on margin.

      (10) Make loans, except through repurchase agreements.

      (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restrictions are not fundamental and may be changed without shareholder approval. These investment restrictions provide that the Fund will not:

      (1) Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees.

      (2) Write, purchase or sell options (puts, calls or combinations thereof).

      TOTAL RETURN FUND will not:

      (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

      (2) Issue senior securities.

      (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

      (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (6) Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, including limited partnership interests.

      (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (8) Make investments for the purpose of exercising control or management.

      (9) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (10) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restrictions are not fundamental and may be changed without shareholder approval. These investment restrictions provide that the Fund will not:

      (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees.

      (2) Purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

      (3) Enter into futures contracts or options on futures contracts for non-bona fide hedging purposes if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on future contracts written by the Fund would exceed the market value of the total assets of the Fund.

      (4) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

      (5) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

      GLOBAL FUND will not:

      (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

      (2) Make loans to other persons, except that the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceed 10% of the value of the Fund's total assets. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan. This restriction is not intended to prohibit the Fund from investing in repurchase agreements.

      (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (4)   Invest more than 15% of the value of its total assets in warrants.

      (5) Invest more than 25% of the value of its total assets in securities of foreign issuers, other than American Depository Receipts, that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of the value of its assets in securities with a limited trading market.

      (6) Invest 25% or more of the value of its total assets in a particular industry at one time. The Fund, however, is not limited in the amount of its total assets that may be invested in any particular country.

      (7) Underwrite securities of other issuers, except to the extent that the purchase and sale of restricted securities may be deemed to be underwriting.

      (8) Purchase or sell real estate, commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable, and may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

      (9) Invest in companies for the purpose of exercising control or management.

      (10) Purchase any securities on margin or sell any securities short, except to make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

      (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and, together such officers and Directors own more than 5% of the securities of such issuer.

      (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (13) Buy or sell puts, calls, straddles or spreads, except with respect to options on securities, securities indices and foreign currencies or on futures contracts.

      (14) Issue senior securities.

      (15) Invest more than 5% of the value of its total assets in securities of issuers that have been in business for less than three years.

      (16) Invest in securities of other domestic investment companies, except in connection with a merger of another investment company, although the Fund may purchase the securities of foreign investment companies or investment trusts in the open market where no commissions or profits accrue to a sponsor or dealer other than customary broker's commission, provided such securities do not have an aggregate value (at cost) of more than 10% of the value of the Fund's total net assets. Investment in securities of other investment companies may cause a duplication of management and/or advisory fees.

      The following investment restrictions are not fundamental and may be changed without prior shareholder approval. These restrictions provide that the Fund may not.

      (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      (2) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.


                         DIRECTORS/TRUSTEES AND OFFICERS

      The following table lists the Directors/Trustees and executive officers of SERIES FUND II, SERIES FUND and GLOBAL FUND, their business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

GLENN O. HEAD*+ (74), President and Director/Trustee. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Asset Management Company, Inc. ("FIAMCO"), First Investors Corporation ("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

KATHRYN S. HEAD*+ (44), Director/Trustee, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President, EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (52), Director/Trustee. Assistant Secretary, ADM, EIC, EIMCO, FIAMCO, FICC and FIMCO; President, FIAMCO; Secretary and General Counsel, FIC.

REX R. REED** (77), Director/Trustee, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT RUBINSTEIN** (78), Director/Trustee, 695 Charolais Circle, Edwards, CO 81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (68), Director/Trustee, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (67), Director/Trustee, 39 Hampton Road, Chatham, NJ 07928. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (67), Director/Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (70), Director/Trustee, 217 Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I. BENEDEK (42), Treasurer and Principal Accounting Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIMCO, EIMCO and FIAMCO.

CONCETTA DURSO (64), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

PATRICIA D. POITRA (44), Vice President, SERIES FUND and SERIES FUND II. Vice President, First Investors U.S. Government Plus Fund; Director of Equities, FIMCO.

CLARK D. WAGNER (40), Vice President, SERIES FUND. Vice President, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, First Investors Series Fund, and First Investors Government Fund, Inc.; Chief Investment Officer, FIMCO.

DENNIS FITZPATRICK (41), Vice President, SERIES FUND and SERIES FUND II. Vice President, First Investors Series Fund II, Inc. and First Investors Series Fund.; Portfolio Manager, FIMCO.

NANCY W. JONES (55), Vice President, SERIES FUND. Vice President, First Investors Asset Management Company, Inc., First Investors High Yield Fund, Inc., First Investors Special Bond Fund, Inc., and Executive Investors Trust; Portfolio Manager, FIMCO.

GEORGE V. GANTER (47), Vice President, SERIES FUND. Vice President, First Investors Asset Management Company, Inc.; Portfolio Manager, FIMCO.

------------------------------

*These Directors/Trustees may be deemed to be "interested persons," as defined in the 1940 Act.
** These Directors/Trustees are members of the Board's Audit Committee.
+  Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

      The Directors/Trustees and officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

      All of the officers and Directors/Trustees, except for Ms. Poitra and Mr. Wagner, hold identical or similar positions with the other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First
Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

      The following table lists compensation paid to the Directors/Trustees of each Fund for the fiscal year ended September 30, 1999.

                                                               TOTAL
                                                               COMPENSATION
                                                               FROM FIRST
                     AGGREGATE      AGGREGATE     AGGREGATE    INVESTORS
                     COMPENSATION   COMPENSATION  COMPENSATION FAMILY OF
                     FROM           FROM          FROM         FUNDS PAID
                     SERIES FUND    SERIES        GLOBAL       TO
DIRECTOR             II**           FUND**+       FUND**       DIRECTOR++


James J. Coy*        $0            $0            $0           $0
Glenn O. Head        $0            $0            $0           $0
Kathryn S. Head      $0            $0            $0           $0
Larry R. Lavoie      $0            $0            $0           $0
Rex R. Reed          $5,455        $7,100        $2,400       $41, 695
Herbert Rubinstein   $5,455        $7,100        $2,400       $41, 695
Nancy Schaenen       $5,455        $7,100        $2,400       $41, 695
James M. Srygley     $5,455        $7,100        $2,400       $41, 695
John T. Sullivan     $0            $0            $0           $0
Robert F. Wentworth  $5,455        $7,100        $2,400       $41, 695

-------------------

* On March 27, 1997, Mr. Coy resigned as a Director of the Funds. Mr. Coy currently serves as an emeritus Director.
** Compensation to officers, interested Directors of the Funds and the emeritus Director is paid by the Adviser.
+ Does not include compensation with respect to the Insured Intermediate Tax Exempt Fund.
++ The First Investors Family of Funds consist of 15 separate registered investment companies. The total compensation shown in this column is for the twelve month period ended September 30, 1999.

                                   MANAGEMENT

      ADVISER. Investment advisory services to each Fund are provided by First Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by each Fund's Board, including a majority of the Directors who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose and by a majority of the public shareholders of each Fund.

      Pursuant to each Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Directors. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds. An Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

                            MID-CAP OPPORTUNITY FUND
                                                                  Annual
Average Daily Net Assets                                           Rate
------------------------                                          ------
Up to $200 million..........................................       1.00%
In excess of $200 million up to $500 million................       0.75
In excess of $500 million up to $750 million................       0.72
In excess of $750 million up to $1.0 billion................       0.69
Over $1.0 billion...........................................       0.66

        FOCUSED EQUITY FUND, GROWTH & INCOME FUND, UTILITIES INCOME FUND
                                                                  Annual
Average Daily Net Assets                                           Rate
------------------------                                          ------
Up to $300 million..........................................       0.75%
In excess of $300 million up to $500 million................       0.72
In excess of $500 million up to $750 million................       0.69
Over $750 million...........................................       0.66

                                   GLOBAL FUND
                                                                  Annual
Average Daily Net Assets                                           Rate
------------------------                                          ------
Up to $250 million..........................................        1.00%
In excess of $250 million up to $500 million................        0.97
In excess of $500 million up to $750 million................        0.94
Over $750 million...........................................        0.91


                 BLUE CHIP FUND, TOTAL RETURN FUND, SPECIAL SITUATIONS FUND
                                                                  Annual
Average Daily Net Assets                                           Rate
------------------------                                          ------
Up to $200 million..........................................        1.00%
In excess of $200 million up to $500 million................        0.75
In excess of $500 million up to $750 million................        0.72
In excess of $750 million up to $1.0 billion................        0.69
Over $1.0 billion...........................................        0.66

      The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended October 31, 1997, December 31, 1997, September 30, 1998 and September 30, 1999.

                                   FISCAL YEAR ENDED 10/31/97
                                   ADVISORY     ADVISORY        EXPENSES
                                   FEES PAID   FEES WAIVED     REIMBURSED
                                   ---------   -----------     ----------

MID-CAP OPPORTUNITY FUND            $86,930      $28,977        $38,900
GROWTH & INCOME FUND                561,048      125,042         17,942
UTILITIES INCOME FUND               601,030      169,147        137,128

                                   FISCAL YEAR ENDED 12/31/97
                                   ADVISORY     ADVISORY        EXPENSES
                                   FEES PAID   FEES WAIVED     REIMBURSED
                                   ---------   -----------     ----------

BLUE CHIP FUND                     $2,451,280    $817,093         $0
SPECIAL SITUATIONS FUND             1,411,573     470,525         $0
TOTAL RETURN FUND                     474,344     158,115         $0
GLOBAL FUND                         2,883,822          $0         $0

                                         FISCAL YEAR ENDED 9/30/98
                                   ADVISORY     ADVISORY        EXPENSES
                                   FEES PAID   FEES WAIVED     REIMBURSED
                                   ---------   -----------     ----------

MID-CAP OPPORTUNITY FUND              $243,554    $81,184         $35,000
GROWTH & INCOME FUND                $1,931,302         $0              $0
UTILITIES INCOME FUND                 $886,819         $0              $0
BLUE CHIP FUND                      $2,447,114   $375,000              $0
SPECIAL SITUATIONS FUND             $1,215,398   $375,000              $0
TOTAL RETURN FUND                     $422,293   $140,764              $0
GLOBAL FUND                         $2,298,343         $0              $0

                                         FISCAL YEAR ENDED 9/30/99
                                   ADVISORY     ADVISORY        EXPENSES
                                   FEES PAID   FEES WAIVED     REIMBURSED
                                   ---------   -----------     ----------

FOCUSED EQUITY FUND                   $208,003         $0         $41,267
MID-CAP OPPORTUNITY FUND              $364,319   $121,439              $0
GROWTH & INCOME FUND                $3,035,400         $0              $0
UTILITIES INCOME FUND               $1,181,599         $0              $0
BLUE CHIP FUND                      $3,881,685   $501,256              $0
SPECIAL SITUATIONS FUND             $1,534,162   $494,988              $0
TOTAL RETURN FUND                     $702,691   $234,230              $0
GLOBAL FUND                         $3,222,946         $0              $0

      The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, George V. Ganter, Michael Deneka, David Hanover, Glenn O. Head, Kathryn S. Head, Nancy W. Jones, Michael O'Keefe, Patricia D. Poitra, Clark D. Wagner, and Matthew Wright. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

      Prior to January 1, 1998, Wellington Management Company, LLP was the subadviser to GROWTH & INCOME FUND. For the fiscal year ended October 31, 1997, the Adviser paid Wellington Management Company, LLP fees of $489,484.

      SUBADVISERS. Wellington Management Company, LLP has been retained by the Adviser and GLOBAL FUND as the investment subadviser to GLOBAL FUND under a subadvisory agreement dated June 13, 1994 ("Global Subadvisory Agreement"). The Global Subadvisory Agreement was approved by the Board of Directors of the Fund, including a majority of Independent Directors in person at a meeting called for such purpose and by a majority of the shareholders of the GLOBAL FUND.

      The Global Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either GLOBAL FUND's Board of Directors or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. The Global Subadvisory Agreement provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by GLOBAL FUND's Board of Directors or a vote of a majority of the outstanding voting securities of the Fund or by the Subadvisor upon not more than 60 days' nor less than 30 days' written notice. The Global Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Global Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Under the Global Subadvisory Agreement, the Adviser will pay to the Subadviser a fee at an annual rate of 0.400% of the average daily net assets of GLOBAL FUND up to and including $50 million; 0.275% of the average daily net assets in excess of $50 million up to and including $150 million, 0.225% of the average daily net assets in excess of $150 million up to and including $500 million; and 0.200% of the average daily net assets in excess of $500 million. This fee will be computed daily and paid monthly. For the fiscal years ended December 31, 1997, September 30, 1998 and September 30, 1999, the Adviser paid the Subadviser fees of $786,373, $623,514 and $865,453, respectively.

      ASB has been retained by the Adviser and the Focused Equity Fund as the Subadviser to the Fund under a subadvisory agreement dated March 8, 1999 ("Focused Subadvisory Agreement"). The Focused Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. The Focused Subadvisory Agreement provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by ASB upon not more than 60 days' nor less than 30 days' written notice. The Focused Subadvisory Agreement provides that ASB will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Focused Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties.

      Under the Focused Subadvisory Agreement, the Adviser will pay to ASB a fee at an annual rate of 0.40% of the average daily net assets of the Fund up to and including $100 million; 0.275% of the average daily net assets in excess of $100 million up to and including $500 million, and 0.20% of the average daily net assets in excess of $500 million. This fee will be computed daily and paid monthly. For the fiscal year ended September 30, 1999, the Adviser paid ASB fees of $110,689.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.


                                   UNDERWRITER

      SERIES  FUND  II,  SERIES  FUND  and  GLOBAL  FUND  have  entered  into an
Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was approved by each Fund's Board, including a majority of the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

      For the fiscal year ended October 31, 1997, FIC received underwriting commissions with respect to GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND and UTILITIES INCOME FUND of $2,689,581, $365,416 and $586,037, respectively. For the same period, FIC allowed to unaffiliated dealers an additional $8,575 with respect to GROWTH & INCOME FUND, $1,353 with respect to MID-CAP OPPORTUNITY FUND and $770 with respect to UTILITIES INCOME FUND.

      For the fiscal year ended December 31, 1997, FIC received underwriting commissions with respect to BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND and GLOBAL FUND of $3,445,078, $1,787,009, $372,980 and $1,410,014,
respectively. or the same period, FIC allowed to unaffiliated dealers an additional $22,793 with respect to BLUE CHIP FUND, $19,149 with respect to SPECIAL SITUATIONS FUND, $0 with respect to TOTAL RETURN FUND and $5,856 with respect to GLOBAL FUND.

      For the fiscal year ended September 30, 1998, FIC received underwriting commissions with respect to GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND and GLOBAL FUND of $3,063,270, $583,003, $766,650, $2,563,743, $1,334,822,
$398,189, and $814,076, respectively. For the same period, FIC allowed to unaffiliated dealers an additional $12,781 with respect to GROWTH & INCOME FUND, $3,970 with respect to MID-CAP OPPORTUNITY FUND, $1,729 with respect to UTILITIES INCOME FUND, $10,859 with respect to BLUE CHIP FUND, $8,944 with respect to SPECIAL SITUATIONS FUND, $472 with respect to TOTAL RETURN FUND and $2,883 with respect to GLOBAL FUND.

      For the fiscal year ended September 30, 1999, FIC received underwriting commissions with respect to FOCUSED EQUITY FUND, GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND AND GLOBAL FUND of $1,836,071, $3,968,945, $464,848, $1,022,719, $2,836,749, $1,087,759, $893,930, and $850,537, respectively. For the same period, FIC allowed to unaffiliated dealers an additional $1,570 with respect to FOCUSED EQUITY FUND, $19,863 with respect to GROWTH & INCOME FUND, $2,626 with respect to MID-CAP OPPORTUNITY FUND, $2,782 with respect to UTILITIES INCOME FUND, $18,643 with respect to BLUE CHIP FUND, $1,254 with respect to SPECIAL SITUATIONS FUND, $0 with respect to TOTAL RETURN FUND and $1,296 with respect to GLOBAL FUND.


                               DISTRIBUTION PLANS

      As stated in the Funds' Prospectus, pursuant to a separate plan of distribution for each class of shares adopted by SERIES FUND II, SERIES FUND and GLOBAL FUND pursuant to Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan" and, collectively, "Plans"), each Fund is authorized to compensate the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class A Plan is a compensation plan except for the Global Fund Class A Plan which is a reimbursement plan. Each Class B Plan is a compensation plan.

      Each Plan was approved by each Fund's Board, including a majority of the Independent Directors, and by a majority of the outstanding voting securities of the relevant class of each Fund. Each Plan will continue in effect from year to year, with respect to a Fund, as long as its continuance is approved annually by either the Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors. The Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of such Fund may not be instituted without the approval of the outstanding voting securities of the class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Board believes that the amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event tht the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of that Fund's shares.

      For the fiscal year ended September 30, 1999, FOCUSED EQUITY FUND, GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND AND GLOBAL FUND paid $67,591, $1,032,302, $127,413, $418,222, $1,367,207, $556,888, $260,211 and $926,324,
respectively, in fees pursuant to the Class A Plan. For the same period, the Underwriter incurred the following Class A Plan-related expenses with respect to each Fund:

                                   COMPENSATION TO     COMPENSATION TO     COMPENSATION TO
FUND                                 UNDERWRITER           DEALERS         SALES PERSONNEL

FOCUSED EQUITY FUND                      $67,591                 $0                   $0
GROWTH & INCOME FUND                    $658,224             $1,475             $372,603
MID-CAP OPPORTUNITY FUND                 $80,923               $389              $46,101
UTILITIES INCOME FUND                   $264,461               $263             $153,498
BLUE CHIP FUND                          $884,874              $1065             $481,268
SPECIAL SITUATIONS FUND                 $357,450            $11,656             $187,782
TOTAL RETURN FUND                       $163,339                $28              $96,844
GLOBAL FUND                             $538,398               $436             $387,490


      For the fiscal year ended September 30, 1999, FOCUSED EQUITY FUND, GROWTH & INCOME FUND, MID-CAP OPPORTUNITY FUND, UTILITIES INCOME FUND, BLUE CHIP FUND, SPECIAL SITUATIONS FUND, TOTAL RETURN FUND AND GLOBAL FUND paid $50,019, $645,751, $60,731, $183,929, $628,753, $189,233, $69,269 and $156,867,
respectively, in fees pursuant to the Class B Plan. For the same period, the Underwriter incurred the following Class B Plan-related expenses with respect to each Fund:


                                   COMPENSATION TO     COMPENSATION TO     COMPENSATION TO
FUND                                 UNDERWRITER           DEALERS         SALES PERSONNEL

FOCUSED EQUITY FUND                      $49,202               $817                   $0
GROWTH & INCOME FUND                    $598,016             $5,665              $42,070
MID-CAP OPPORTUNITY FUND                 $55,458               $179               $5,094
UTILITIES INCOME FUND                   $167,200               $982              $15,747
BLUE CHIP FUND                          $555,151             $4,573              $69,029
SPECIAL SITUATIONS FUND                 $161,012             $3,129              $25,092
TOTAL RETURN FUND                        $67,262                $29               $1,978
GLOBAL FUND                             $134,416             $1,927              $20,524

DEALER CONCESSIONS. With respect to Class A shares of each Fund, the Fund will reallow a portion of the sales load to the dealers selling the shares as shown in the following table:

                                       SALES CHARGES AS % OF    CONCESSION TO
                                      OFFERING    NET AMOUNT   DEALERS AS % OF
AMOUNT OF INVESTMENT                    PRICE      INVESTED     OFFERING PRICE
--------------------                    -----      --------     --------------
Less than $25,000...................    6.25%        6.67%           5.13%
$25,000 but under $50,000...........    5.75         6.10            4.72
$50,000 but under $100,000..........    5.50         5.82            4.51
$100,000 but under $250,000.........    4.50         4.71            3.69
$250,000 but under $500,000.........    3.50         3.63            2.87
$500,000 but under $1,000,000.......    2.50         2.56            2.05


                        DETERMINATION OF NET ASSET VALUE

      Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market ("OTC") (including securities listed on exchanges whose primary market is believed to be

OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities may also be priced by pricing services. Pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Board.

      With respect to each Fund, "when-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing service. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

      Each Fund's Board may suspend the determination of a Fund's net asset value per share separately for each class of shares for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      EMERGENCY PRICING PROCEDURES. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's offices in Woodbridge, New Jersey prior to the close of regular trading on the NYSE, or at such other time as may be prescribed in its prospectus; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE, or such other time as may be prescribed in its prospectus.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV for the Funds and their shareholders.


                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser, WMC or ASB, as applicable, may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, a Fund generally pays brokerage commissions. In principal transactions, a Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser, WMC or ASB normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser, WMC or ASB may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser, WMC or ASB may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

      In purchasing and selling portfolio securities on behalf of the Fund, the Adviser, WMC or ASB will seek to obtain best execution. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser, WMC or ASB generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investors Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser or Subadvisers and the Fund Board to analyze a fund's performance relative to other comparable funds. The Subadvisers may use research obtained with commissions to service their other clients.

      In selecting the broker-dealers to execute a Fund's portfolio transactions, the Adviser, WMC or ASB may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser and WMC do not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser or WMC participates in commissions generated by portfolio orders placed on behalf of the Fund. ASB or an affiliate of ASB may execute brokerage transactions on behalf of FOCUSED EQUITY FUND. The

Board of SERIES FUND II has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to ASB or any affiliate of ASB are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      The Adviser and Subadvisers may combine transaction orders placed on behalf of a Fund with orders placed on behalf of any other fund or private account managed by the Adviser or Subadvisers for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with procedures approved by the Board of Directors/Trustees.

      The following tables reflect the total commissions paid, commissions paid to brokers who furnished research services and the amount of portfolio transactions for which commissions were paid to brokers for research services, with respect to each Fund for the fiscal years ended October 31, 1997, December 31, 1997, September 30, 1998 and September 30, 1999.

                               Fiscal Year Ended 10/31/97
                               --------------------------
                                                                    TRANSACTIONS
                                                                      FOR WHICH
                                                    COMMISSIONS      COMMISSIONS
                                     TOTAL           PAID FOR         PAID FOR
                                 COMMISSIONS         RESEARCH         RESEARCH
                                     PAID            SERVICES         SERVICES
                                     ----            --------         --------
MID-CAP OPPORTUNITY FUND            $111,995           $17,242        $6,861,292
GROWTH & INCOME FUND                $146,190           $46,196       $50,452,086
UTILITIES INCOME FUND               $277,318           $13,624        $6,820,235

                              FISCAL YEAR ENDED 12/31/97

                                                                    TRANSACTIONS
                                                                      FOR WHICH
                                                    COMMISSIONS      COMMISSIONS
                                     TOTAL           PAID FOR         PAID FOR
                                 COMMISSIONS         RESEARCH         RESEARCH
                                     PAID            SERVICES         SERVICES
                                     ----            --------         --------
BLUE CHIP FUND                    $497,747          $270,364      $198,146,829
SPECIAL SITUATIONS FUND           $285,203          $126,202       $51,723,575
TOTAL RETURN FUND                 $101,918           $41,817       $24,738,675
GLOBAL FUND                       $940,540           $44,537       $45,620,259

                                          FISCAL YEAR ENDED 9/30/98

                                                                    TRANSACTIONS
                                                                      FOR WHICH
                                                    COMMISSIONS      COMMISSIONS
                                     TOTAL           PAID FOR         PAID FOR
                                 COMMISSIONS         RESEARCH         RESEARCH
                                     PAID            SERVICES         SERVICES
                                     ----            --------         --------
MID-CAP OPPORTUNITY FUND           $89,618          $12,996        $5,787,100
GROWTH & INCOME FUND              $257,106          $30,162       $23,988,319
UTILITIES INCOME FUND             $245,565          $31,740       $23,906,565
BLUE CHIP FUND                    $699,323          $55,969       $52,726,903
SPECIAL SITUATIONS FUND           $249,971          $26,598       $11,528,675
TOTAL RETURN FUND                 $108,028          $23,685       $20,827,238
GLOBAL FUND                     $1,169,770          $25,798       $24,747,557

                                         FISCAL YEAR ENDED 9/30/99

                                                                TRANSACTIONS
                                                                  FOR WHICH
                                                COMMISSIONS      COMMISSIONS
                                 TOTAL           PAID FOR         PAID FOR
                             COMMISSIONS         RESEARCH         RESEARCH
                                 PAID            SERVICES         SERVICES
                                 ----            --------         --------
FOCUSED EQUITY FUND             $100,084                 $0              $0
MID-CAP OPPORTUNITY FUND        $161,295            $14,340      $5,854,119
GROWTH & INCOME FUND          $1,045,261            $41,310     $40,109,981
UTILITIES INCOME FUND           $341,574            $15,306     $11,116,431
BLUE CHIP FUND                  $986,337            $22,062     $21,271,567
SPECIAL SITUATIONS FUND         $420,540            $16,625      $6,105,437
TOTAL RETURN FUND               $167,714             $8,592      $7,161,041
GLOBAL FUND                   $1,598,921           $129,299     $67,959,392



                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

      Information regarding the purchase, redemption and exchange of Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may be obtained free of charge by contacting your Fund.

      REDEMPTIONS-IN-KIND. If each Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. In this connection, Series Fund II has elected to be governed by Rule 18f-1 under the 1940 Act. Pursuant to Rule 18f-1 Series Fund II is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. With respect to all Funds, if shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities for this purpose is described under "Determination of Net Asset Value."


                                      TAXES

      In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, a Fund -- each Fund being treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from a Fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by each Fund, and gains realized by each Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes paid by it. Pursuant to any such election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) could either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the tax credit against the shareholder's Federal income tax. Each Fund that makes this election will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      Each Fund may each invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Each Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

      MID-CAP OPPORTUNITY FUND, FOCUSED EQUITY FUND, TOTAL RETURN FUND and UTILITIES INCOME FUND may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, each such Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each such Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      GLOBAL FUND'S and FOCUSED EQUITY FUND'S use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involve complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), futures and options thereon, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      If GLOBAL FUND or FOCUSED EQUITY FUND has an "appreciated financial position" generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

                             PERFORMANCE INFORMATION

      A Fund may advertise its top holdings from time to time. A Fund may also advertise its performance in various ways.

      Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P  = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, each Fund will deduct the maximum sales charge of 6.25% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Average annual return and total return computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares) for the period ended September 30, 1999 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN: 1, 2

                                       One Year              Five Years            Ten Years           Life of Fund
                                       --------              ----------            ---------           ------------
                                Class A      Class B    Class A     Class B    Class A   Class B   Class A   Class B
                                Shares       Shares3    Shares      Shares3    Shares    Shares3   Shares    Shares3
                                ------       -------    ------      -------    ------    -------   ------    -------
FOCUSED EQUITY FUND              N/A          N/A        N/A          N/A       N/A       N/A        N/A        N/A
MID-CAP OPPORTUNITY FUND        35.61%       39.61%     15.37%        N/A       N/A       N/A       10.71%    15.74%
UTILITIES INCOME FUND            4.96%        7.13%     13.71%        N/A       N/A       N/A        9.47%    15.05%
GROWTH & INCOME FUND            16.02%       18.77%     18.57%        N/A       N/A       N/A       15.78%    20.92%
BLUE CHIP FUND                  17.07%       20.07%     18.26%        N/A       12.61%    N/A        N/A      20.37%
SPECIAL SITUATIONS FUND         23.03%       26.45%      9.05%        N/A       N/A       N/A       14.43%    10.85%
TOTAL RETURN FUND                4.54%        6.72%     12.13%        N/A       N/A       N/A        9.22%    13.93%
GLOBAL FUND                     21.56%       24.78%     11.07%        N/A        8.00%    N/A        N/A      13.36%

         TOTAL RETURN: 1, 2


                                       One Year              Five Years            Ten Years           Life of Fund
                                       --------              ----------            ---------           ------------
                                Class A      Class B    Class A     Class B    Class A   Class B   Class A    Class B
                                Shares       Shares3    Shares      Shares3    Shares    Shares3   Shares     Shares3
                                ------       -------    ------      -------    ------    -------   ------     -------
FOCUSED EQUITY FUND                N/A          N/A        N/A        N/A       N/A       N/A       1.97%       4.40%
MID-CAP OPPORTUNITY FUND        35.61%       39.61%      104.39%      N/A       N/A       N/A      106.03%     99.21%
UTILITIES INCOME FUND            4.96%        7.13%       90.11%      N/A       N/A       N/A       81.83%     93.67%
GROWTH & INCOME FUND            16.02%       18.77%      134.34%      N/A       N/A       N/A      140.60%    144.84%
BLUE CHIP FUND                  17.07%       20.07%      131.33%      N/A      227.86%    N/A        N/A      139.63%
SPECIAL SITUATIONS FUND         23.03%       26.45%       54.21%      N/A       N/A       N/A      238.05%     62.50%
TOTAL RETURN FUND                4.54%        6.72%       77.27%      N/A       N/A       N/A      129.85%     84.92%
GLOBAL FUND                     21.56%       24.78%       69.07%      N/A      115.94%    N/A       N/A        80.61%

1 All Class A total return figures assume the maximum front-end sales charge of 6.25% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to July 1, 1993, the maximum front-end sales charge was 6.90%. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for BLUE CHIP FUND and 8.50% for GLOBAL FUND.
2 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1999. Accordingly, return figures are higher than they would have been had such expenses not been waived.
3 The inception dates for Class A shares of the Funds are as follows: FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; UTILITIES INCOME FUND - February 22, 1993; GROWTH & INCOME FUND - October 4, 1993 ; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND - April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND, is January 12, 1995. FOCUSED EQUITY FUND Class B shares were first offered on March 12, 1999.

      Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual return and total return computed at net asset value for the period ended September 30, 1999 are set forth in the tables below:


AVERAGE ANNUAL TOTAL RETURN: 1


                                       One Year              Five Years            Ten Years          Life of Fund2
                                       --------              ----------            ---------          -------------
                                Class A      Class B    Class A     Class B    Class A   Class B   Class A     Class B
                                Shares       Shares2    Shares      Shares2    Shares    Shares2   Shares      Shares
                                ------       -------    ------      -------    ------    -------   ------      ------
FOCUSED EQUITY FUND             N/A           N/A        N/A         N/A        N/A       N/A         N/A         N/A
MID-CAP OPPORTUNITY FUND        44.67%       43.61%     16.87%       N/A        N/A       N/A       11.73%      15.99%
UTILITIES INCOME FUND           11.99%       11.13%     15.20%       N/A        N/A       N/A       10.54%      15.30%
GROWTH & INCOME FUND            23.75%       22.77%     20.10%       N/A        N/A       N/A       17.04%      21.13%
BLUE CHIP FUND                  24.86%       24.07%     19.80%       N/A       13.33%     N/A        N/A        20.58%
SPECIAL SITUATIONS FUND         31.24%       30.45%     10.46%       N/A        N/A       N/A       15.25%      11.14%
TOTAL RETURN FUND               11.50%       10.72%     13.60%       N/A        N/A       N/A        9.96%      14.19%
GLOBAL FUND                     29.63%       28.78%     12.53%       N/A        8.70%     N/A        N/A        13.62%

         TOTAL RETURN: 1

                                       One Year              Five Years            Ten Years          Life of Fund2
                                       --------              ----------            ---------          -------------
                                Class A      Class B    Class A     Class B    Class A   Class B   Class A    Class B
                                Shares       Shares2    Shares      Shares2    Shares    Shares2   Shares     Shares
                                ------       -------    ------      -------    ------    -------   ------     ------
FOCUSED EQUITY FUND               N/A          N/A        N/A        N/A         N/A       N/A      8.80%      8.40%
MID-CAP OPPORTUNITY FUND         44.67%       43.61%    118.01%      N/A         N/A       N/A     119.84%    101.21%
UTILITIES INCOME FUND            11.99%       11.13%    102.86%      N/A         N/A       N/A      93.87%     95.67%
GROWTH & INCOME FUND             23.75%       22.77%    149.82%      N/A         N/A       N/A     156.73%    146.84%
BLUE CHIP FUND                   24.86%       24.07%    146.75%      N/A       249.63%     N/A       N/A      141.63%
SPECIAL SITUATIONS FUND          31.24%       30.45%     64.48%      N/A         N/A       N/A     260.56%     64.50%
TOTAL RETURN FUND                11.50%       10.72%     89.16%      N/A         N/A       N/A     145.08%     86.92%
GLOBAL FUND                      29.63%       28.78%     80.47%      N/A       130.21%     N/A       N/A       82.61%

1 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1999. Accordingly, return figures are higher than they would have been had such expenses not been waived.
2 The inception dates for Class A shares of the Funds are as follows: FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; UTILITIES INCOME FUND - February 22, 1993; GROWTH & INCOME FUND - October 4, 1993 ; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND - April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND, is January 12, 1995. FOCUSED EQUITY FUND Class B shares were first offered on March 12, 1999.

      Each Fund may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated
period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by the Funds of past or future yield or return. Examples of typical graphs and charts depicting such historical performance, compounding and hypothetical returns are included in Appendix C.

      From time to time, in reports and promotional literature, the Funds may compare their performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, the Funds' portfolio holdings, such as:

            Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

            Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

            Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

            Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

            THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., Credit Suisse First Boston, Salomon Smith Barney, Morgan Stanley Dean Witter & Co., Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, HBSC James Capel, Warburg Dillion Read, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

            Merrill Lynch, Pierce, Fenner & Smith, Inc. "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

            Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

            Reuters, a wire service that frequently reports on global business.

            The  Consumer  Price  Index,  prepared  by the U.S.  Bureau of Labor
      Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

            The Credit Suisse First Boston High Yield Index is designed to measure the performance of the high yield bond market.

            The Lehman Brothers Aggregate Index is an unmanaged index which generally covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities.

            The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million.

            Moody's   Stock  Index,   an  unmanaged   index  of  utility   stock
      performance.

            The Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

            The Morgan Stanley World Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges.

            The NYSE composite of component indices--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

            The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization.

            The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization.

            The    Salomon    Brothers    Government    Index    is   a   market
      capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

            The    Salomon    Brothers    Mortgage    Index    is    a    market
      capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes.

            The   Standard  &  Poor's  400   Mid-Cap   Index  is  an   unmanaged
      capitalization-weighted index that is generally representative of the U.S. market for medium cap stocks.

            The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

            The    Standard    &    Poor's    Small-Cap    600    Index   is   a
      capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

            The Standard & Poor's Utilities Index is a capitalization-weighted index of 41 stocks designed to measure the performance of the utilities sector of the S&P 500 Index. The Index assumes the reinvestment of dividends.

            From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.


                               GENERAL INFORMATION

      SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of Series Fund are presently divided into five separate and distinct series, each having two classes, designated Class A shares and Class B shares. Series Fund does not hold annual shareholder meetings. If requested to do so by the holders of at lest 10% of Series Fund's outstanding shares, Series Fund's Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each share of each Fund has equal voting rights except as noted above.

      GLOBAL FUND was incorporated in the state of Maryland on March 9, 1981. GLOBAL Fund's authorized capital stock consists of 100 million shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of the Fund represents interests in the same assets of the Fund. The Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Fund's outstanding shares, the Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of the Fund has equal voting rights except as noted above.

      SERIES FUND II is a Maryland corporation organized on April 1, 1992. SERIES FUND II is authorized to issue 400 million shares of common stock, $0.001 par value, in such separate and distinct series and classes of shares as SERIES FUND II'S Board of Directors shall from time to time establish. The shares of common stock of SERIES FUND II are presently divided into four separate and distinct series, each having two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the same assets of that Fund. SERIES FUND II does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of each Fund has equal voting rights except as noted above. Prior to December 31, 1997, the MID-CAP OPPORTUNITY FUND was known as U.S.A. Mid-Cap Opportunity Fund and prior to February 15, 1996 it was known as Made in the U.S.A.
Fund.

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the GLOBAL FUND, and employs foreign sub-custodians to provide custody of foreign assets for SPECIAL SITUATIONS FUND and TOTAL RETURN FUND. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the GLOBAL FUND and employs foreign subcustodians to provide custody of the GLOBAL FUND'S foreign assets.

      AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA, 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to forfeiture of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

      5% SHAREHOLDERS. As of December 31, 1999, The Bank of New York, 48 Wall Street, New York, NY 10286, Custodian of First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc., owned of record 13.7% of the outstanding Class A shares of GLOBAL FUND for beneficial owners of such Plans.

      SHAREHOLDER LIABILITY. SERIES FUND is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of SERIES FUND. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of SERIES FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Fund's Declaration of Trust provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of SERIES FUND. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. SERIES FUND may have an obligation to indemnify Trustees and officers with respect to litigation.

      TRADING BY  PORTFOLIO  MANAGERS  AND OTHER  ACCESS  PERSONS.  Pursuant  to
Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of the Funds. Among other things, such persons, except the Director or Trustees of the Funds, as applicable: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and (d) are prohibited from purchasing securities of initial public offerings.

                                   APPENDIX A
                        DESCRIPTION OF CORPORATE BOND AND
                          CONVERTIBLE SECURITY RATINGS

STANDARD & POOR'S

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.

      AaA Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX B
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

      S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.
      -     High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                   APPENDIX C

    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                              FINANCIAL STATEMENTS
                            AS OF SEPTEMBER 30, 1999



Registrants incorporate by reference the financial statements and Report of Independent Accountants contained in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 electronically filed with the Commission on December 7, 1999 (Accession Number: 0000912057-99-008506).

                               SHAREHOLDER MANUAL


xxxA Guide to Your
First Investors
Mutual Fund Account

as of January 11, 2000




INTRODUCTION
Investing in mutual funds doesn't have to be complicated. Your registered representative is available to answer your questions and help you process your transactions. First Investors offers personalized service and a wide variety of mutual funds. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds.

Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.



                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 1-212-858-8000
                                 Transfer Agent
                      Administrative Data Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026
TABLE OF CONTENTS
HOW TO BUY SHARES
To Open  an  Account................1
To Open a Retirement Account........2
Minimum Initial Investment..........2
Additional Investments..............2
Acceptable Forms of Payment.........2
Share Classes.......................2
Share Class Specification...........3
Class A Shares......................3
Class B Shares......................5
How to Pay..........................6
HOW TO SELL SHARES
Written Redemptions.................9

Telephone Redemptions...............9
Electronic Funds Transfer...........9
Systematic Withdrawal Plans.........10
Expedited Wire Redemptions..........10

HOW TO EXCHANGE SHARES
Exchange Methods....................11
Exchange Conditions.................12
Exchanging Funds with
Automatic Investments or
Systematic Withdrawals..............12

WHEN AND HOW
FUND SHARES ARE PRICED..............13

HOW PURCHASE,
REDEMPTION AND
EXCHANGE ORDERS ARE
PROCESSED AND PRICED.................13
SPECIAL RULES FOR MONEY
MARKET FUNDS ........................14

RIGHT TO REJECT PURCHASE
OR EXCHANGE ORDERS...................15

SIGNATURE GUARANTEE
POLICY  .............................15

TELEPHONE SERVICES
Telephone Exchanges
and Redemptions......................16
Shareholder Services.................17

OTHER SERVICES.......................18

ACCOUNT STATEMENTS
Transaction Confirmation Statements..20
Master Account Statements 20
Annual and Semi-Annual Reports.......20

DIVIDENDS AND DISTRIBUTIONS
Dividends and Distributions..........21
Buying a Dividend....................21

TAX FORMS  ..........................22
THE OUTLOOK..........................22

HOW TO BUY SHARES
First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1
(800) 423-4026 or visit us on-line at www.firstinvestors.com for more information.

TO  OPEN  AN  ACCOUNT
Before investing, you must establish an account with your broker-dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). Some types of accounts require additional paperwork.* After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative.





NON-RETIREMENT
ACCOUNTS

We offer a variety of different "non-retirement" accounts, which is the term we use to describe all accounts other than retirement accounts.

INDIVIDUAL ACCOUNTS. These accounts may be opened by any adult individual. Telephone privileges are automatically available, unless they are declined.

JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners.

* ADDITIONAL PAPERWORK REQUIRED FOR CERTAIN ACCOUNTS.




TYPE OF ACCOUNT      ADDITIONAL DOCUMENTS REQUIRED

Corporations   First Investors Certificate of Authority
Partnership
& Trusts

Transfer On Death    First Investors TOD Registration Request Form
(TOD)

Estates        Original or Certified Copy of Death Certificate
               Certified Copy of Letters Testamentary/Administration
               First Investors Executor's Certification & Indemnification Form

Conservatorships     Certified copy of court document appointing Conservator/
& Guardianships      Guardian

RETIREMENT  ACCOUNTS
We offer the following types of retirement plans for individuals and employers:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS for employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP-IRAs are available as trustee to trustee transfers.

403(B)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

 401(K) plans for employers.

MONEY PURCHASE PENSION
& PROFIT SHARING plans for sole proprietors and partnerships.

Currently, there are no annual service fees chargeable to a participant in connection with an IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. Each Fund currently pays the annual $10.00 custodian fee for each IRA account maintained with such Fund. This policy may be changed at any time by a Fund on 45 days' written notice to the holder of any IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. First Financial Savings has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA. (First Financial Savings Bank will change its name to First Investors Federal Savings Bank.)

For more information about these plans call your registered representative or our Shareholder Services Department at
1 (800) 423-4026.

MINIMUM INITIAL
INVESTMENT
Your initial investment in a non-retirement fund account may be as little as $1,000. The minimum is waived if you use one of our Automatic Investment Programs (see How to Pay) or if you open a Fund account through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion.


ADDITIONAL INVESTMENTS
Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.
Mail checks to:
FIRST INVESTORS CORPORATION
ATTN: DEPT. CP
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

ACCEPTABLE FORMS OF PAYMENT The following forms of payment are acceptable:

-checks made payable to First Investors Corporation.

-Money Line and Automatic Payroll Investment electronic funds transfers.

-Federal Funds wire transfers.

For your protection, never give your registered representative cash or a check made payable to your registered representative.

We DO NOT accept:

-Third party checks.
-Traveler's checks.
-Checks drawn on non-US banks.
-Money orders.
-Cash.

SHARE  CLASSES
All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.



Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

SHARE CLASS             SPECIFICATION
It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

CLASS  A SHARES
When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

    CLASS  A  SALES  CHARGES

                            AS A % OF          AS A % OF YOUR
    YOUR INVESTMENT       OFFERING PRICE        INVESTMENT
    up to  $24,999             6.25%              6.67%
    $25,000 - $49,999          5.75%              6.10%
    $50,000 - $99,999          5.50%              5.82%
    $100,000 - $249,999        4.50%              4.71%
    $250,000 - $499,999        3.50%              3.63%
    $500,000 - $999,999        2.50%              2.56%
    $1,000,000 or more            0%*                0%*

* If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.

Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
SALES CHARGE WAIVERS
& REDUCTIONS ON CLASS A SHARES:

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE: 1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation, or by his/her spouse, child (under age 21) or grandchild (under age 21).

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates or by his/her spouse, child (under age 21) or child under UTMA/UGMA provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.



3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When Class A share fund distributions are reinvested in Class A shares.

5: When Class A share Systematic Withdrawal Plan payments are reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contracts or First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:
1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

+ CUMULATIVE PURCHASE PRIVILEGE
The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. The Cumulative Purchase Privilege lets you add the values of all of your existing FI Fund accounts (except for amounts that have been invested directly in Cash Management or Tax Exempt Money Market accounts on which no sales charge was previously imposed) to the amount of your next Class A share investment in determining whether you are entitled to a sales charge discount. While sales charge discounts are available only on Class A shares, we will also include any Class B shares you may own in determining whether you have achieved a discount level. For example, if the combined current value of your existing FI Fund accounts is $25,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

 -Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

 -Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

+ LETTER OF INTENT
A Letter of Intent ("LOI") lets you purchase Class A shares at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction. Amounts invested in the Cash Management or Tax Exempt Money Market Funds are not counted toward an LOI.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

CLASS B SHARES
Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account or through cross reinvestment of dividends from another Class B share account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.



                              CLASS B SALES CHARGES

            THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:





      YEAR 1    2    3    4    5    6     7+

      CDSC 4%   4%   3%   3%   2%   1%    0%



If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

First-Class B shares representing dividends and capital gains that are not subject to a CDSC.

Second-Class B shares held more than six years which are not subject to a CDSC.

Third-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON
CLASS B SHARES:
The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions due to the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner. Redemptions following the death or disability of one joint owner of a joint account are not deemed to be as the result of death or disability.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11: Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

HOW  TO  PAY
You can invest using one or more of the following options:

+ CHECK:
You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

AUTOMATIC INVESTMENTS:
We offer several automatic investment
programs to simplify investing.

+ MONEY LINE:
With our Money Line program, you can invest in a FI fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.



Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually.

The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:
1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check or account statement. A signature guarantee of all shareholders and bank account owners is required. PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.
HOW TO CHANGE:
Provided you have telephone privileges, you may call Shareholder Services at 1
(800) 423-4026 to:

-Increase the payment up to $999.99 provided bank and fund account registrations are the same.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.



-Change bank information (a new Money Line Application and voided check or account statement is required).

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $25,000 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

+ AUTOMATIC  PAYROLL
  INVESTMENT:
With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

HOW TO APPLY:
1: Complete an API Application. If you are receiving a government payment and wish to participate in the API Program you must also complete the government's Direct Deposit Sign-up Form. Call Shareholder Services at 1 (800) 423-4026 for more information.

2: Complete an API Authorization Form.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

+ WIRE  TRANSFERS:
You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING First Investors account. Federal Fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.



Shares will be purchased on the day we receive your wire transfer provided that we have received adequate instructions and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026). Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit. There are special rules for money market fund accounts.

To wire Federal Funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to:
FIRST FINANCIAL SAVINGS BANK, S.L.A.
ABA # 221272604
ACCOUNT # 0306142
YOUR NAME
YOUR FIRST INVESTORS FUND ACCOUNT #

(First Financial Savings Bank will change its name to First Investors Federal Savings Bank.)


+ DISTRIBUTION
  CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW  fund account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

+ SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS: You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account in the same class of shares. -Payments are invested without a sales charge. -A signature guarantee is required if the ownership on both accounts is not identical.
-Both accounts must be in the same class of shares. -You must invest at least $600 a year if into a new fund account. -You can invest on a monthly, quarterly, semi-annual, or annual basis. Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

HOW TO SELL SHARES
You can sell your shares on any day the New York Stock Exchange ("NYSE") is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:
-Automatic Payroll Investment.
-FIC registered representative payroll checks.
-First Investors Life Insurance Company checks.
-Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at
1 (800) 423-4026 for more information.



WRITTEN REDEMPTIONS
You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request in good order must include:

1:  The name of the fund;

2:  Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see Signature Guarantee Policy).

If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we will also require a Letter of Acceptance from the successor custodian before we effect the redemption.

For your protection, the Fund reserves the right to require additional supporting legal documentation.

Written redemption requests should be mailed to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information.


TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem non-retirement shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 4:00 p.m., ET, provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see Telephone Privileges);
-You do not hold share certificates (issued shares);
-The redemption check is made payable to the registered owner(s) or pre-designated bank;
-The redemption check is mailed to your address of record or predesignated bank account;
-Your address of record has not changed within the past 60 days;
-The redemption amount is $50,000 or less; AND
-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed
 $100,000. Telephone redemption orders received between 4:00-5:00p.m. will be processed on the following business day.
ELECTRONIC FUNDS        TRANSFER
The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application. You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1:  Must be electronically transferred to your pre-designated bank account;

2:  Must be at least $500;

3:  Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.



SYSTEMATIC                 WITHDRAWAL PLANS
Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 701/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at
1 (800) 423-4026.

EXPEDITED  WIRE
REDEMPTIONS
(MONEY MARKET FUNDS ONLY)
Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of money market funds must be received in writing or by phone prior to 12:00 p.m., ET on a day the NYSE is open for trading. These days are referred to as "Trading Days" in this manual. Wire Redemption orders received after 12:00 p.m., ET but before the close of regular trading on the NYSE, or received on a day that the Federal Reserve system is closed will be processed on the following business day.

-Each wire under $5,000 is subject to a $15 fee.

-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.00.

-Wires must be directed to your pre-designated bank account.



HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange of non-retirement fund shares is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

EXCHANGE METHODS

METHOD             STEPS TO FOLLOW

Through Your
Registered Representative Call your registered representative.

By Phone         Call Special Services from 9:00 a.m. to 5:00 p.m., ET
1(800) 342-6221 Orders received after the close of the NYSE, usually 4:00 p.m., ET, are processed the following business day.

                 1. You must have telephone privileges.
                     (see Telephone Transactions.)

                 2. Certificate shares cannot be exchanged by phone.

                 3. For trusts, estates, attorneys-in-fact, corporations,
                    partnerships, and other entities, additional documents

                    are required and must be on file.

By Mail to:
ADM
581 MAIN STREET
WOODBRIDGE,         NJ 07095-1198 1. Send us written instructions signed by all account owners exactly as the account is registered.

                 2. Include the name and account number of your fund.

                 3. Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.

                 4.   Specify the existing account number or the name of the

                      new Fund you want to exchange into.

                 5. Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

                 6. For trusts, estates, attorneys-in-fact, corporations,
                          partnerships, and other entities, additional
                                   documents are required.  Call Shareholder
                                   Services at 1(800) 423-4026.




EXCHANGE CONDITIONS
1: You may only exchange shares within the same class.

2: Exchanges can only be made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts exchanged from a non-money market fund to a money market fund may be exchanged back along with the dividends earned on that amount at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Dividends earned on money market shares that were purchased by an exchange from a fund with a sales charge, may be exchanged back at net asset value. Your request must be in writing and include a statement acknowledging that a sales charge will be paid.

8: If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed but the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

9: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

10: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

EXCHANGING FUNDS  WITH  AUTOMATIC INVESTMENTS  OR  SYSTEMATIC  WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:



                      EXCHANGE           EXCHANGE          EXCHANGE A
                      ALL SHARES TO      ALL SHARES TO     PORTION OF
                      ONE FUND           MULTIPLE          SHARES TO ONE OR
                      FUNDS              MULTIPLE
                                         FUNDS

MONEY LINE            ML moves to        ML stays with     ML stays with
(ML)                  Receiving Fund     Original Fund     Original Fund


AUTOMATIC PAYROLL      API moves to      API Stays with    API stays with
 INVESTMENT (API)      Receiving Fund    Original Fund     Original Fund


SYSTEMATIC             SWP moves to      SWP               SWP stays
WITHDRAWALS            Receiving Fund    Canceled          with Original Fund
(SWP)

WHEN AND HOW  FUND SHARES ARE PRICED
Each FI Fund prices its shares each day that the NYSE is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

HOW PURCHASE,
REDEMPTION AND
EXCHANGE ORDERS
ARE PROCESSED AND PRICED
The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, in certain instances, special rules apply to money market transactions. Special rules also apply for emergency conditions. These are described in the Statement of Additional Information.

+ PURCHASES:
Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares," certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., ET, your shares will be purchased at that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the date you select on your application.

-Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

+ REDEMPTIONS:
As described previously in "How To Sell Shares," certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in good order in our Woodbridge, NJ office prior to 4:00 p.m., ET.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

+ EXCHANGES:
Unless you have declined telephone privileges, you or your representative may exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

+ ORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES: All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

+ ORDERS PLACED  VIA      DEALERS:
It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

SPECIAL RULES FOR MONEY MARKET FUNDS
Money market fund shares will not be purchased until the Fund receives Federal Funds for the purchase. Federal Funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the Federal Funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the money market fund account number to receive same day credit. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the Federal Wire and your account information.

To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to:

CASH MANAGEMENT FUND

BANK OF NEW YORK

ABA #021000018
FI CASH MGMT. ACCOUNT 8900005696

FOR FURTHER CREDIT TO:  YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

TAX-EXEMPT MONEY MARKET FUND

BANK OF NEW YORK

ABA #021000018
FI TAX EXEMPT ACCOUNT 8900023198

FOR FURTHER CREDIT TO: YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Trading Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, but before the close of regular trading on the NYSE, will be processed the following Trading Day.

There is no sales charge on Class A share money market fund purchases. However, anytime you make a redemption from a Class A share money market account and subsequently invest the proceeds in another eligible Class A share fund, the purchase will incur a sales charge unless one has already been paid.

RIGHT TO REJECT
PURCHASE OR
EXCHANGE ORDERS
A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE
GUARANTEE POLICY
A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable.

+ SIGNATURE GUARANTEES
  ARE REQUIRED:
1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

TELEPHONE
SERVICES
TELEPHONE EXCHANGES AND REDEMPTIONS
1 (800) 342-6221
You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, telephone privileges are not automatically granted. You must complete additional documentation. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Your registered representative may also use telephone privileges to execute your transactions.

+ SECURITY MEASURES:
For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of the following information is obtained:

-Account number.

-Address.

-Social security number.

-Other information as deemed necessary.

3: A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

+ ELIGIBILITY:
NON-RETIREMENT ACCOUNTS:
You can exchange or redeem shares of any non-retirement account by phone. Shares must be uncertificated and owned for 15 days for telephone redemption. See "How To Sell Shares" for additional information.

Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT ACCOUNTS:
You can exchange shares of any eligible FI fund of any participant directed FI prototype IRA, 403(b) or 401(k) Simplifier Plan. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan

Application is on file with the fund. Contact your registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.



During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, N.J. office.




SHAREHOLDER SERVICES
1 (800) 423-4026

PROVIDED YOU HAVE NOT DECLINED TELEPHONE PRIVILEGES, CALL US TO UPDATE OR
CORRECT:
-Your address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

-The amount of your Money Line up to $999.99 per payment provided bank and fund account registrations are the same.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment on non-retirement accounts.

TO REQUEST:
-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record (non-retirement accounts only).

-Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).

-Money market fund draft checks (non-retirement accounts only). Additional written documentation may be required for certain registrations.

-A stop payment on a dividend, redemption or money market draft check.

-Reactivation of your Money Line (provided an application and voided check is on file).

-Suspension (up to six months) or cancellation of Money Line.

-A duplicate copy of a statement or tax form.

-Cancellation of cross-reinvestment of dividends.





OTHER SERVICES
+ REINSTATEMENT PRIVILEGE:

If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you invest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you invest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you invest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinstatements in Class B shares of less than $1,000.

Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

+ CERTIFICATE SHARES:
Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

+ MONEY MARKET FUND DRAFT CHECKS:
Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.



FEE  TABLE:
Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC,
Attn: Correspondence Dept., 581 Main Street, Woodbridge, NJ 07095-1198 to request a copy of the following records:



 .

ACCOUNT HISTORY STATEMENTS:
1974 - 1982*    $10 per year fee

1983 - present  $5 total fee for all years

Current & Two Prior Years Free

*ACCOUNT HISTORIES ARE NOT AVAILABLE PRIOR TO 1974



CANCELLED CHECKS:
There is a $10 fee for a copy of a cancelled dividend, liquidation, or investment check requested. There is a $15 fee for a copy of a cancelled money market draft check.

DUPLICATE TAX FORMS:
Current Year    Free

Prior Year(s)   $7.50 per tax form per year



+ RETURN MAIL:
If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail." No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be escheated to your state (in other words turned over) in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.



+ TRANSFERRING  SHARES:
A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the fund.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (if any).

-The name(S), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(S).

If First Investors is your broker-dealer, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1
(800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.



ACCOUNT STATEMENTS

TRANSACTION
CONFIRMATION STATEMENTS
You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.

-check investments.

-Federal Funds wire purchases.

-redemptions.

-exchanges.

-transfers.

-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Payment Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.

-The date of the transaction.

-A description of the transaction (PURCHASE, REDEMPTION, ETC.).

-The number of shares bought or sold for the transaction.

-The dollar amount of the transaction.

-The dollar amount of the dividend payment (IF APPLICABLE).

-The total share balance in the account.

-The dollar amount of any dividends or capital gains paid.

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The confirmation statement also may provide a perforated Investment Stub with your preprinted name, registration, and fund account number for future investments.


MASTER  ACCOUNT
STATEMENTS
If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.

-fund's current market value.

-total distributions paid year-to-date.

-total number of shares owned.

ANNUAL  AND
SEMI-ANNUAL  REPORTS
You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.



DIVIDENDS AND
DISTRIBUTIONS
DIVIDENDS  AND
DISTRIBUTIONS
For funds that declare daily dividends, except money market funds, you start earning dividends on the day your purchase is made. For FI money market fund purchases, including Money Line and API purchases, you start earning dividends on the day Federal Funds are credited to your fund account. For exchanges into the money market funds, you start earning dividends on the day following the Trading Day on which an exchange is processed. No dividends are earned on exchanges out of the money market funds on the Trading Day on which an exchange is processed. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:




DIVIDEND PAYMENT SCHEDULE

MONTHLY:                            QUARTERLY:                    ANNUALLY (IF ANY):
Cash Management Fund                Blue Chip Fund                Focused Equity Fund
Fund for Income                     Growth & Income Fund          Global Fund
Government Fund                     Total Return Fund             Mid-Cap Opportunity Fund
Insured Intermediate Tax-Exempt     Utilities Income Fund         Special Situations Fund
Insured Tax Exempt Fund
Investment Grade Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund


Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.


BUYING  A  DIVIDEND
If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

 There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.


TAX FORMS

TAX FORM                       DESCRIPTION                                           MAILED BY
1099-DIV   Consolidated report lists all taxable dividend and capital gains          January 31
           distributions for all of the  shareholder's accounts.  Also includes foreign taxes paid and any federal income tax withheld  due to backup withholding.

1099-B     Lists proceeds from all redemptions including systematic                  January 31
           withdrawals and exchanges. A separate form is issued for each fund account. Includes amount of federal income tax withheld due to backup withholding.

1099-R     Lists taxable distributions from a retirement account. A separate         January 31
           form is issued for each fund account. Includes federal income tax withheld due to IRS withholding requirements.

5498       Provided to shareholders who made an annual IRA                           May 31
           contribution or rollover purchase. Also provides the account's fair market value as of the last business day of the previous year.
           A separate form is issued for each fund account.

1042-S     Provided to non-resident alien shareholders to report the amount          March 15
           of fund dividends paid and the amount of federal taxes withheld.
           A separate form is issued for each fund account.

Cost Basis Uses the "average cost-single category" method to show the cost           January 31
Statement    basis of any shares sold or exchanged. Information is provided to assist shareholders in calculating capital gains or losses.
           A separate statement, included with Form 1099-B, is issued for each fund account. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

Tax Savings  Consolidated report lists all amounts not subject to federal,          January 31
Report for state and local income tax for all the shareholder's accounts.
Non-Taxable Also includes any amounts subject to alternative minimum tax.
Income

Tax Savings  Provides the percentage of income paid by each fund that may           January 31
Summary be exempt from state income tax.



THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the Outlook, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.







(This page Intentionally Left Blank)

                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 1-212-858-8000

                                 Transfer Agent
                      Administrative Data Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
      A SERIES OF FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
FIRST INVESTORS HIGH YIELD FUND, INC.

95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2000

      This is a Statement of Additional Information ("SAI") for FIRST INVESTORS CASH MANAGEMENT FUND, INC. ("CASH MANAGEMENT FUND"), FIRST INVESTORS GOVERNMENT FUND, INC. ("GOVERNMENT FUND"), FIRST INVESTORS INVESTMENT GRADE FUND ("INVESTMENT GRADE FUND"), a series of FIRST INVESTORS SERIES FUND ("SERIES FUND"), FIRST INVESTORS FUND FOR INCOME, INC. ("FUND FOR INCOME"), and FIRST INVESTORS HIGH YIELD FUND, INC. ("HIGH YIELD FUND"). Each fund is an open-end management investment company. Series Fund offers five separate series, one of which INVESTMENT GRADE FUND, is described in this SAI, while HIGH YIELD Fund,
FUND FOR INCOME, GOVERNMENT FUND and CASH MANAGEMENT FUND each offers one series. GOVERNMENT FUND, INVESTMENT GRADE FUND, FUND FOR INCOME, HIGH YIELD FUND and CASH MANAGEMENT FUND are referred to herein collectively as "Funds."

      This SAI is not a prospectus. It should be read in conjunction with each Fund's Prospectus dated January 28, 2000, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting your Fund at the address or telephone number noted above.

                                TABLE OF CONTENTS

                                                                        PAGE
Investment Strategies and Risks......................................     2
Investment Policies..................................................     5
Futures and Options  Strategies......................................    16
Investment Restrictions..............................................    18
Portfolio Turnover...................................................    25
Directors/Trustees and Officers......................................    25
Management...........................................................    27
Underwriter..........................................................    29
Distribution Plans...................................................    30
Determination of Net Asset Value.....................................    31
Allocation of Portfolio Brokerage....................................    33
Purchase, Redemption and Exchange of Shares..........................    34
Taxes................................................................    35
Performance Information..............................................    37
General Information..................................................    44
Appendix A...........................................................    48
Appendix B...........................................................    51
Appendix C...........................................................    52
Appendix D...........................................................    53
Financial Statements.................................................    59
Shareholder Manual:  A Guide to your First Investors Mutual
   Fund Account......................................................   104

                         INVESTMENT STRATEGIES AND RISKS

CASH MANAGEMENT FUND

    CASH MANAGEMENT FUND seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Fund invests primarily in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. The U.S. Government securities in which the Fund may invest include a variety of U.S. Treasury securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. See "U.S. Government Securities" below. The Fund may invest in domestic bank certificates of deposit (insured up to $100,000) and bankers' acceptances (not insured) issued by domestic banks and savings institutions which are insured by the Federal Deposit Insurance Corporation ("FDIC") and that have total assets exceeding $500 million. The Fund also may invest in certificates of deposit issued by London branches of domestic or foreign banks ("Eurodollar CDs"). The Fund may invest in time deposits and other short-term obligations, including uninsured, direct obligations bearing fixed, floating or variable interest rates, issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. The Fund also may invest in repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are market makers in U.S. Government securities, and, in either case, only where the debt instrument subject to the repurchase agreement is a U.S. Treasury or agency obligation. Repurchase agreements maturing in over seven days are deemed illiquid securities, and can constitute no more than 10% of the Fund's net assets. See "Investment Policies" for additional information on repurchase agreements.

    The Fund also may purchase high quality, U.S. dollar denominated short-term bonds and notes, including variable rate and master demand notes issued by domestic and foreign corporations (including banks). The Fund may invest in floating and variable rate demand notes and bonds that permit the Fund, as the holder, to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. The
Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. When market conditions warrant, the Fund may purchase short-term, high quality fixed and variable rate instruments issued by state and municipal governments and by public authorities.

    Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

GOVERNMENT FUND

      GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, at least 80% of its assets in U.S. Government Obligations (including mortgage-backed securities). The Fund has no fixed policy with respect to the duration of U.S. Government Obligations it purchases. Securities issued or guaranteed as to payment of principal and interest (but not market value) by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, shares of GOVERNMENT FUND are not insured or guaranteed by the U.S. Government or any agency or instrumentality. The net asset value of shares of the Fund generally will fluctuate in response to interest rate levels. When interest rates rise, prices of fixed income securities generally decline; when interest rates decline, prices of fixed income securities generally rise. See "U.S. Government Obligations" and "Debt Securities," below.

      GOVERNMENT FUND may invest in mortgage-backed securities, including Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (obligations supported only by the credit of the issuer, but do not give the issuer the right to borrow from the U.S. Treasury, and are not guaranteed by the U.S. Government); the Federal Home Loan Bank (obligations supported by the right of the issuer to borrow from the U.S. Treasury to meet its obligations but are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (the obligations of each supported by the right of the issuer to borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (obligations backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. See "Mortgage-Backed Securities," below.

      The Fund may, from time to time or for temporary defensive purposes, invest up to 20% of its assets in prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances, repurchase agreements (applicable to U.S. Government Obligations), participation interests, insured certificates of deposit and certificates representing accrual on U.S. Treasury securities. The Fund also may purchase securities on a when-issued basis and make loans of portfolio securities. The Fund may borrow money on a temporary or emergency basis in amounts not exceeding 5% of its total assets.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

INVESTMENT GRADE FUND

      INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in debt securities of U.S. issuers that are rated in the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or in unrated securities that are deemed to be of comparable quality ("investment grade securities") by the Fund's Investment Adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"). The Fund may invest up to 35% of its total assets in U.S. Government Obligations (including mortgage-backed securities), dividend-paying common and preferred stocks, obligations convertible into common stocks, repurchase agreements, debt securities rated below investment grade and money market instruments. The Fund may invest up to 10% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. markets. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may make loans of portfolios securities and invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis. The Fund may invest up to 5% of its net assets in zero coupon or pay-in-kind securities.

      Although up to 100% of the Fund's total assets can be invested in debt securities rated at least Baa by Moody's or at least BBB by S&P, or unrated debt securities deemed to be of comparable quality by the Adviser, no more than 10% of the Fund's net assets may be invested in debt securities rated lower than Baa by Moody's or BBB by S&P (commonly referred to as "high yield bonds" or "junk bonds") (including securities that have been downgraded), or if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security which has been downgraded to a rating lower than investment grade. However, if downgrading results in the Fund holding more than 10% of its net assets in securities rated lower than Baa by Moody's or BBB by S&P, the Adviser will sell sufficient securities to stay within this limit. See "Debt Securities" and Appendix A for a description of corporate bond ratings.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

HIGH YIELD FUND AND FUND FOR INCOME

      The HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation by investing, under normal market conditions, at least 65% of its total assets in high risk, high yield securities, commonly referred to as "junk bonds" ("High Yield Securities"). Similarly, the FUND FOR INCOME primarily seeks to earn a high level of current income and, to the extent possible, in view of that objective, secondarily seeks growth of capital by emphasizing, under normal market conditions, investments in High Yield Securities.

      High Yield Securities include the following instruments: fixed, variable or floating rate debt obligations (including bonds, debentures and notes) which are rated below Baa by Moody's or below BBB by S&P, or are unrated and deemed to be of comparable quality by the Fund's Adviser; preferred stocks and dividend-paying common stocks that have yields comparable to those of high yielding debt securities; any of the foregoing securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Deep Discount Securities"); and any securities convertible into any of the foregoing. See "High Yield Securities" and "Deep Discount Securities," below.

      Each Fund may invest in debt securities issued by foreign governments and companies and in foreign currencies for the purpose of purchasing such securities. However, a Fund may not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies. Each Fund may invest up to 5% of its total assets in debt securities of issuers located in emerging market countries. Each Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis, invest up to 15% of its net assets in restricted securities (which may not be publicly marketable), and invest in zero coupon and pay-in-kind securities. In addition, HIGH YIELD FUND may make loans of portfolio securities.

      HIGH YIELD FUND may invest up to 35% of its total assets, and FUND FOR INCOME may invest without limitation, in the following instruments: common and preferred stocks, other than those considered to be High Yield Securities; debt obligations of all types (including bonds, debentures and notes) rated A or better by Moody's or S&P; securities issued by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); warrants and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances and repurchase agreements.

      In any period of market weakness or of uncertain market or economic conditions, each Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed income securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, U.S. Government Obligations and commercial paper issued by domestic corporations.

      The medium- to lower-rated, and certain of the unrated, securities in which each Fund invests tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not be as strong as that of other issuers. Debt obligations rated lower than A by Moody's or S&P have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market values tend to fluctuate more than those of higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment.

In addition, fluctuations in market value do not affect the cash income from the securities, but are reflected in the computation of a Fund's net asset value. When interest rates rise, the net asset value of the Funds tends to decrease. When interest rates decline, the net asset value of the Funds tends to increase.

      Variable or floating rate debt obligations in which the Funds may invest periodically adjust their interest rates to reflect changing economic conditions. Thus, changing economic conditions specified by the terms of the security would serve to change the interest rate and the return offered to the investor. This reduces the effect of changing market conditions on the security's underlying market value.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Although each Fund invests primarily in High Yield Securities, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      Because of the greater number of investment considerations involved in investing in High Yield Securities, the achievement of either Fund's investment objectives depends more on the Adviser's research abilities than would be the case if a Fund were investing primarily in securities in the higher rated categories. Because medium- to lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities that carry medium to lower ratings or are unrated. See "Types of Securities and Their Risks-High Yield Securities" and Appendix A for a description of corporate bond ratings.

      Each Fund seeks to achieve its secondary objective to the extent consistent with its primary objective. There can be no assurance that either Fund will be able to achieve its investment objectives. Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.


                               INVESTMENT POLICIES

      BANKERS' ACCEPTANCES. Each Fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF ACCRUAL ON U.S. TREASURY SECURITIES. GOVERNMENT FUND may purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

      CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper is a promissory note issued by a corporation to finance short-term needs, which may either be unsecured or backed by a letter of credit. Commercial Paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in commercial paper by HIGH YIELD FUND, GOVERNMENT FUND, FUND FOR INCOME and INVESTMENT GRADE FUND are limited to obligations rated Prime-l by Moody's or A-l by S&P. See Appendix B to the SAI for a description of commercial paper ratings.

      CONVERTIBLE SECURITIES. HIGH YIELD FUND, FUND FOR INCOME and INVESTMENT GRADE FUND may invest in convertible securities. The convertible securities in which the Funds may invest will be rated no higher nor lower by Moody's or by S&P than the bonds in which each Fund may invest. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Adviser will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock and the judgment of the value of the convertible security relative to the common stock at current prices.

      DEBT SECURITIES. Each Fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. See Appendix A for a description of corporate bond ratings.

      DEEP DISCOUNT SECURITIES. HIGH YIELD FUND and FUND FOR INCOME may each invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization. Such securities are usually available at a deep discount from the face value of the instrument. A Fund will invest in Deep Discount Securities when the Adviser believes that there exist factors that are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets or other unusual circumstances. Debt instruments purchased at deep discounts may pay very high effective yields. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop paying interest and lose value or become worthless. The Adviser will attempt to balance the benefits of investing in Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated. See "High Yield Securities," below.

      EURODOLLAR CERTIFICATES OF DEPOSIT. CASH MANAGEMENT FUND may invest in Eurodollar CDs, which are issued by London branches of domestic or foreign banks. Such securities involve risks that differ from CDs issued by domestic branches of U.S. banks. These risks include future political and economic developments, the possible imposition of United Kingdom withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such securities.

      FOREIGN GOVERNMENT OBLIGATIONS. INVESTMENT GRADE FUND, HIGH YIELD FUND and FUND FOR INCOME may invest in foreign government obligations, which generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Investments in foreign government debt obligations involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      FOREIGN SECURITIES-RISK FACTORS. INVESTMENT GRADE FUND, HIGH YIELD FUND and FUND FOR INCOME may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or the Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Investing in foreign securities involves more risk than investing in securities of U.S. companies. Each Fund currently does not intend to hedge its foreign investments against the risk of foreign currency fluctuations. Accordingly, changes in the value of foreign currencies can significantly affect a Fund's share price, irrespective of developments relating to the issuers of securities held by the Funds. In addition, a Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

      HIGH YIELD SECURITIES. HIGH YIELD FUND, FUND FOR INCOME and INVESTMENT GRADE FUND may invest in High Yield Securities. High Yield Securities are subject to greater risks than those that are present with investments in higher grade debt securities, as discussed below.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk or loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in a Fund's net asset value. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus a Fund's net asset value. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

            Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund. While it is impossible to protect entirely against this risk, diversification of a Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities helps to minimize the impact of a decrease in value of a particular security or group of securities in a Fund's portfolio.

            THE HIGH YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in recent years and its growth paralleled a long economic expansion. At times in the past, the prices of many lower-rated debt securities have declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income streams that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

            CREDIT RATINGS. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value. Each Fund which is permitted to invest in High Yield Securities may invest in securities rated as low as D by S&P or C by Moody's or, if unrated, deemed to be of comparable quality by the Adviser. Debt obligations with these ratings either have defaulted or are in great danger of defaulting and are considered to be highly speculative. See "Deep Discount Securities." The Adviser continually monitors the investments in a Fund's portfolio and carefully evaluates whether to dispose of or retain High Yield Securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

            LIQUIDITY AND VALUATION. Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of a Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

            The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of each Fund's Board of Directors to value High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      LOANS OF PORTFOLIO SECURITIES. While they have no present intention of doing so, HIGH YIELD FUND, INVESTMENT GRADE FUND and GOVERNMENT FUND may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to the Fund and agrees to maintain at all times with the Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by the Fund; the Fund pays only reasonable custodian fees in connection with the loan; and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by the Fund at any time and the Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. The Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral.

      MORTGAGE-BACKED SECURITIES. GOVERNMENT FUND and INVESTMENT GRADE FUND may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

      Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

            GNMA CERTIFICATES. GNMA Certificates are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

            GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

            LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

            YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

            FHLMC SECURITIES. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

            FNMA SECURITIES. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

            Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

      MUNICIPAL SECURITIES. Each Fund may invest in the following municipal securities.

      MUNICIPAL BONDS. Municipal bonds are debt obligations that generally are issued to obtain funds for various public purposes and have a time to maturity, at issuance, of more than one year. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue bonds generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields on municipal bonds depend on, among other things, general money market conditions, condition of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issuer. Generally, the value of municipal bonds varies inversely to changes in interest rates. See Appendix A for a description of municipal bond ratings.

      MUNICIPAL COMMERCIAL PAPER. Issues of commercial paper are short-term unsecured negotiable promissory notes. Municipal commercial paper is issued usually to meet temporary capital needs of the issuer or to serve as a source of temporary construction financing. These obligations are paid from general revenues of the issuer or are refinanced with long-term debt.

      MUNICIPAL NOTES. Municipal notes are principally tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. The obligations are sold by an issuer prior to the occurrence of another revenue producing event to bridge a financial gap for such issuer. Municipal notes are usually general obligations of the issuing municipality. Project notes are issued by housing agencies, but are guaranteed by the U.S. Department of Housing and Urban Development and are secured by the full faith and credit of the United States. Such municipal notes must be rated MIG-1 by Moody's or SP-1 by S&P or have insurance through the issuer or an independent insurance company. A description of municipal note ratings is contained in Appendix C.

      PRIVATE ACTIVITY BONDS OR INDUSTRIAL DEVELOPMENT BONDS. Certain types of revenue bonds, referred to as private activity bonds ("PABs") or industrial development bonds ("IDBs"), are issued by or on behalf of public authorities to obtain funds to provide for various privately operated facilities, such as airports or mass transportation facilities. Most PABs and IDBs are pure revenue bonds and are not backed by the taxing power of the issuing agency or authority. Consequently, the payment of principal and interest on PABs and IDBs usually depends entirely on the ability of the owner of the project financed to meet its financial obligation to repay the bonds. In many instances these financial obligations of private parties are secured by liens or pledges upon real and personal property or are backed up by a standby letter of credit issued by a commercial bank, which letter of credit effectively guarantees payment of principal and interest on behalf of the party obligated to pay. Banks which issue standby letters of credit to support the payment of principal and/or interest on PABs and IDBs are restricted as to the form the letter of credit may take, the total amount committed by standby letters of credit that may be issued on behalf of one person or affiliates thereof and will usually only have to fulfill their obligation when there is little chance of recovery against the defaulting account party.

      PUT BONDS. A "put bond" is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer at a specified price with interest and exercise date, which is typically well in advance of the bond's maturity date. The Fund may invest in multi-modal put (or tender option) bonds. A tender option bond generally allows the underwriter or issuer, at its discretion over the life of the indenture, to convert the bond into one of several enumerated types of securities or "modes" upon 30 days' notice to holders. Within that 30 days, holders must either submit the existing security to the paying agent to receive the new security, or put back the security and receive principal and interest accrued up to that time. There is no assurance that an issuer of a put bond acquired by a Fund will be able to repurchase the bond on the exercise date, if the Fund chooses to exercise its right to put the bond back to the issuer.

      VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments ("VRDIs") generally are revenue bonds, issued primarily by or on behalf of public authorities, and are not backed by the taxing power of the issuing authority. The interest on these instruments is adjusted at various intervals ranging from one day to six months, and the adjustments are based on market conditions. These instruments allow the holder to demand payment of all unpaid principal plus accrued interest from the issuer. The Fund will invest only in VRDIs that have a demand notice period of not more than seven calendar days in length. Usually, the Fund may also demand payment from a redemption agent. In either instance, the obligation to pay the holder upon demand is usually backed by a standby letter of credit issued by a commercial bank to support the obligation of the party which has the duty to pay upon demand. Issuers of VRDIs may have the right to prepay the outstanding principal and interest upon the instrument in their discretion with a notice period to the holder for prepayment by the issuer usually equal to that for the demand feature.

    Banks issuing standby letters of credit to support VRDIs receive a fee from or on behalf of the issuer to establish the credit and may charge other fees if the standby letter of credit is drawn upon. Such banks also enter into a reimbursement agreement whereby the issuer or the redemption agent agrees to reimburse the bank for any draw under the standby letter of credit. Such reimbursement agreement, however, in no way affects the obligation of the bank issuing the standby letter of credit, and payment of the Fund under a demand feature backed by a standby letter of credit is not conditioned upon the bank's likelihood of recovery under the reimbursement agreement. Consequently, the Adviser will monitor the quality of the bank issuing any standby letter of credit which supports the demand feature of any VRDI purchased by the Fund.

    VRDIs reduce the likelihood of changes in value in the obligations they represent as is typical with fixed rate instruments. As interest rates change, fixed rate instruments' values change as the market re-evaluates the price of the fixed rate of income in light of new market interest rates. If interest rates rise, the value of an existing fixed rate instrument may fail to provide a new purchaser with the effective market rate of income then prevailing. If interest rates fall, the value of such an instrument may rise for similar reasons. If interest rates change, the value of a VRDI should not change as much as a fixed rate obligation, to the extent rate adjustments on the variable rate instrument mirror the market. Therefore, the potential risk of capital depreciation is much lower on a VRDI than on a fixed rate obligation, although the potential for capital appreciation is also reduced. VRDIs are not comparable to long-term fixed-rate securities, and the rates on these instruments may be higher or lower than simultaneous market rates for fixed rate securities of similar quality and time to maturity.

    To determine time to maturity of VRDIs for the purpose of either the 397-day maturity maximum for all of the Fund's investments or for computing the Fund's dollar weighted average portfolio maturity, the maturity of the instrument is deemed to be the greater of (1) the notice period required before the Fund may receive payment under the demand feature of the instrument, or (2) the time remaining until the next interest rate adjustment on the instrument.

      PARTICIPATION INTERESTS. Participation interests which may be held by GOVERNMENT Fund are pro rata interests in securities held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between the Fund and the entity in whose name the security is issued, rather than possession by the Fund. The Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creation of a security interest in favor of the Fund in the underlying security. However, the issuer of the participation interests to the Fund will agree in writing, among other things: to promptly remit all payments of principal, interest and premium, if any, to the Fund once received by the issuer; to repurchase the participation interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Fund.

        CASH MANAGEMENT FUND may acquire any eligible Municipal Instrument in the form of a participation interest. Under such an arrangement, the Fund acquires as much as a 100% interest in a Municipal Instrument held by a bank or other financial institution at a negotiated yield to the Fund. Banks or other financial institutions may retain a fee, amounting to the excess of interest paid on an instrument over the negotiated yield to the fund, for issuing participation interests to the Fund. The Fund will acquire written participation interests in Municipal Instruments only if they are issued by banks or other financial institutions which, in the opinion of the Fund's investment adviser, present minimal credit risk to the Fund. Participation interests may be accompanied by a standby commitment by the bank or other financial institution to repurchase the participations at the option of the Fund. The Fund purchases such a participation only if the issuer has a private letter ruling from the Internal Revenue Service ("IRS") or an opinion of its counsel that interest on the participation for which standby commitments have been issued is exempt from Federal income taxation. Participations that are not accompanied by a standby commitment may not be liquid assets. The Fund will only purchase participations accompanied by a standby commitment.

      PREFERRED STOCK. Each Fund except CASH MANAGEMENT FUND may invest in preferred stock. A preferred stock is a security which has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. While each Fund has no present intention of doing so, it may invest in repurchase agreements. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. The Funds will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of Cash Management Fund's net assets, and more than 15% of the other Funds' net assets, would be invested in such repurchase agreements and other illiquid investments.

      RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. None of the Funds may purchase or otherwise acquire any security if, as a result, more than 10% of Cash Management Fund's net assets, and more than 15% of the other Funds' net assets, (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Directors or Trustees, as applicable (hereinafter "Directors" or "Board"), or the Adviser has determined under Board-approved guidelines are liquid.

      Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to the 10% or 15% limits, as applicable. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

      SEPARATED OR DIVIDED U.S. TREASURY SECURITIES. GOVERNMENT FUND may invest in separated or divided U.S. Treasury securities. These instruments represent a single interest, or principal, payment on a U.S. Treasury bond which has been separated from all the other interest payments as well as the bond itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

      STANDBY COMMITMENTS. Each Fund may acquire standby commitments from banks with respect to simultaneous purchases of Municipal Instruments for the Fund's portfolio. Under this arrangement, a bank agrees to buy a particular Municipal Instrument from a Fund at a specified price at the Fund's option. A standby commitment is similar to a put option for a particular Municipal Instrument in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for the Municipal Instruments when a Fund decides to sell the Municipal Instrument for which it is issued and the lack of familiarity with standby commitments in the marketplace.

    The Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a Municipal Instrument covered by a standby commitment at any time and to any person.

    The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for Municipal Instruments covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the Municipal Instruments so covered. The total amount a Fund may pay as consideration in either manner, on an annual basis, of the issuance of standby commitments may not exceed 0.50% of that Fund's total assets.

    Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

    In the absence of either a favorable ruling of the IRS, or opinion from the bond issuer's counsel, that the Interest on Municipal Instruments for which standby commitments have been issued is exempt from Federal income taxation, the Fund will not acquire standby commitments.

      TIME DEPOSITS. Each Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. For the most part, time deposits that may be held by the Fund would not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government Obligations. U.S. Government Obligations include: (1) U.S. Treasury obligations (which differ only in their interest rates, maturities and times of issuance), and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States (such as securities issued by the Federal Housing Administration,

Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration). The range of maturities of U.S. Government Obligations is usually three months to thirty years.

      VARIABLE RATE AND FLOATING RATE NOTES. Each Fund may invest in derivative variable rate and floating rate notes. Issuers of such notes include corporations, banks, broker-dealers and finance companies. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

      The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the right of the Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Fund will invest in obligations that are unrated only if the Adviser determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

      WARRANTS. HIGH YIELD FUND, FUND FOR INCOME and INVESTMENT GRADE FUND may purchase warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is greater risk that warrants might drop in value at a faster rate than the underlying stock.

      WHEN-ISSUED SECURITIES. Each Fund, other than CASH MANAGEMENT FUND, may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

      ZERO COUPON AND PAY-IN-KIND SECURITIES. Each Fund, other than CASH MANAGEMENT FUND, may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on zero coupon securities and the "interest" on pay-in-kind securities must be accounted for by the Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Taxes." These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

                         FUTURES AND OPTIONS STRATEGIES

      Although they do not intend to engage in such strategies, HIGH YIELD FUND may engage in certain futures strategies to hedge its investment portfolio and INVESTMENT GRADE FUND may buy and sell interest rate futures contracts and buy and sell call and put options thereon traded on a U.S. exchange or board of trade, and may also enter into closing transactions with respect to such options to terminate an existing position. Certain special characteristics of and risks associated with using hedging instruments are discussed below. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the Commodities Futures Trading Commission ("CFTC") and the several futures exchanges upon which futures contracts are traded.

      Participation in the futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. A Fund might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

      COVER FOR HEDGING STRATEGIES. In the event that the Funds engage in hedging, they will not use leverage in their hedging strategies. In the case of each transaction entered into as a hedge, the Funds will hold securities or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Funds will not enter into a hedging strategy that exposes the Funds to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities or futures contracts, or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. The Funds will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or futures positions used for cover and assets held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of each Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      FUTURES GUIDELINES. In the event that a Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund was entered. This policy does not limit a Fund's assets at risk to 5%.

      SPECIAL CHARACTERISTICS AND RISKS OF FUTURES TRADING. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligation to or from a clearing organization. The Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Holders and writers of futures positions can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing, respectively, a futures position with the same terms as the position held or written. Positions in futures contracts thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements the Fund would have to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by a Fund of futures contracts will depend upon the Adviser's ability to predict movements in the direction of the overall interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in prices of the securities being hedged. In addition, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term.

      Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

      Each Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, each Fund also may save on commissions by using futures as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below have been adopted by the respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security.

    CASH MANAGEMENT FUND.  CASH MANAGEMENT FUND will not:

    (1) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings.

    (2) Make loans, except by purchase of debt obligations and through repurchase agreements referred to under "Investment Objective and Policies" in the Prospectuses, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's net assets (taken at current value).

    (3) Purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result thereof more than 25% of the Fund's total assets (taken at current value) would be invested in the obligations of one or more issuers having their principal business activities in the same industry; provided, however, that the Fund may invest more than 25% of its total assets in the obligations of banks.

    (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    (5) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

    (6) Make short sales of securities unless at all times while a short position is open the Fund maintains a long position in the same security in an amount at least equal thereto.

    (7) Write or purchase any put or call options.

    (8) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

    (9) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

    (10) Purchase the securities of other investment companies or investment trusts.

    (11) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser owning individually more than one-half of one percent of said issuer's outstanding stock own, in the aggregate, more than five percent of said issuer's outstanding stock.

    (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

    (13)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

    (14) Issue senior securities.

    (15) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration.

    The Fund has adopted the following non-fundamental investment restrictions which may be changed without shareholder approval:

    (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933, Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

    (2) Notwithstanding fundamental investment restriction (1) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

    (3) Notwithstanding fundamental investment restriction (4) above, with respect to 100% of its total assets, the Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Funds total assets would be invested in the securities of that issuer.

      GOVERNMENT FUND will not:

      (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

      (2) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more then seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

      (4) Purchase, with respect to only 75% of the Fund's assets, the securities of any issuer (other than U.S. Government Obligations (as defined in the Prospectus)) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

      (5) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase securities on margin; except that the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities. (The deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.)

      (8) Write put or call options; except that the Fund may write options with respect to U.S. Government Obligations (as defined in the Prospectus) and interest rate futures contracts. Notwithstanding the foregoing, a non-fundamental investment restriction, adopted by the Fund's Board of Directors, prohibits the Fund from engaging in any option transactions.

      (9) Make short sales of securities.

      (10) Issue senior securities.

      (11) Purchase the securities of other investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      (12) Underwrite securities issued by other persons except to the extent that, in connection with this disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (13) Buy or sell real estate, (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration; provided, however, the Fund may invest in securities secured by real estate or interests in real estate.

      (14) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options.

      The Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that the Fund will not:

      Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      INVESTMENT GRADE FUND will not:

      (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

      (2) Issue senior securities, as defined in the 1940 Act, or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

      (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts. However, this restriction will not preclude bona fide hedging transactions, including the purchase and sale of futures contracts and related options.

      (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (9) Make investments for the purpose of exercising control or management.

      (10) Purchase any securities on margin (although the Fund may obtain such short-term credit as may be necessary for the purchases and sales of its portfolio securities).

      (11) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of its portfolio securities, or (c) to the extent a repurchase agreement is deemed a loan.

      (12) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (13) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restriction is not fundamental and may be changed without shareholder approval. The investment restriction provides that the Fund will not:

      Invest more than 15% of its assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees.

      HIGH YIELD FUND will not:

      (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets.

      (2)   Engage in "short sales" in excess of 10% of the Fund's total assets.

      (3) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraphs (1) and (2) above and for margin to secure its obligations under interest rate futures contracts, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (4) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

      (5) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (6) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (8) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the Act and are readily marketable and may invest in interest rate futures contracts and options thereon (provided the margin required does not violate the investment restrictions pertaining to pledging assets).

      (9) Invest in companies for the purpose of exercising control or management.

      (10) Invest in securities of other investment companies, except in connection with a merger of another investment company.

      (11) Purchase any securities on margin (however, the Fund's engaging in "hedging transactions" and the margins required thereon shall not be considered a violation of this provision).

      (12) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer or if all such officers and Directors together own more than 5% of the securities of such issuer.

      (13) Invest 25% or more of the value of its total assets in a particular industry at any one time.

      (14) Invest more than 5% of the value of its net assets in warrants, with no more than 2% in warrants not listed on either the New York or American Stock Exchange.

      (15) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (16) Invest more than 15% of the value of its total assets, at the time of purchase, in deep discount securities of companies that are financially troubled, in default or in bankruptcy or reorganization.

      (17) Issue senior securities.

      (18) Invest any of its assets in interests in oil, gas or other mineral exploration or development programs, or in puts, calls, straddles or any combination thereof.

      (19) Invest more than 10% of its net assets in when-issued securities at the time such purchase is made.

      The Fund has adopted the following non-fundamental investment restriction which may be changed without shareholder approval. This investment restriction provides that the Fund will not:

      Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      FUND FOR INCOME will not:

      (1) Borrow money except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

      (2) Make loans to other persons except that the Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceeds 10% of the value of the Fund's total assets. The Fund may terminate such loans at any time and vote the proxies if a material event affecting the investment is about to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to collateral whenever the market value of the securities rises above the level of such collateral. The primary objective of such loaning function is to supplement the Fund's income through investment of the cash collateral in short-term interest-bearing obligations. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan.

      (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (4) Invest more than 5% of the value of its total assets in securities of issuers, including the operations of predecessors, that have been in business for less than three years.

      (5) Invest 25% or more of the value of its total assets in a particular industry at one time.

      (6) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (7) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable.

      (8) Invest in companies for the purpose of exercising control or management.

      (9) Invest in securities of other investment companies, except in connection with a merger of another investment company.

      (10) Purchase any securities on margin or sell any securities short.

      (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

      (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (13) Issue senior securities.

      The  Fund   has   adopted   the   following   non-fundamental   investment
restrictions,   which  may  be  changed  without  shareholder  approval.   These
investment restrictions provide that the Fund will not:

      (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      (2) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

                               PORTFOLIO TURNOVER

      Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage." For the fiscal years ended September 30, 1998 and September 30, 1999, HIGH YIELD FUND'S portfolio turnover rate was 20% and 30%, respectively, FUND FOR INCOME'S portfolio turnover rate was 28% and 28%, respectively, GOVERNMENT FUND'S portfolio turnover rate was 62% and 99%, and INVESTMENT GRADE'S portfolio turnover rate was 49% and 18%.


                             DIRECTORS AND OFFICERS

      Each Fund's Board of Directors, as part of its overall management responsibility, oversees various organizations responsible for that Fund's day-to-day management. The following table lists the Directors and executive officers of CASH MANAGEMENT FUND, GOVERNMENT FUND, INVESTMENT GRADE FUND, FUND FOR INCOME, and HIGH YIELD FUND, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

GLENN O. HEAD*+ (74), President and Director. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Asset Management Company, Inc. ("FIAMCO"), First Investors Corporation ("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

JAMES J. COY (85),  Emeritus  Director,  90 Buell Lane, East Hampton,  NY 11937.
Retired;  formerly  Senior  Vice  President,   James  Talcott,  Inc.  (financial
institution).

KATHRYN S. HEAD*+ (44), Director, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (52) Director. Assistant Secretary, ADM, EIC, EIMCO, FIAMCO, FICC, and FIMCO; President, FIAMCO; Secretary and General Counsel, FIC.

REX R. REED** (77), Director, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT  RUBINSTEIN**  (78),  Director,   695  Charolais  Circle,   Edwards,  CO
81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (68), Director, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (67), Director, 39 Hampton Road, Chatham, NJ 07928. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (67), Director and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (70), Director, 217 Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I. BENEDEK (42), Treasurer and Principal Accounting Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIMCO, EIMCO and FIAMCO.

CONCETTA DURSO (64), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

NANCY W. JONES (55), Vice President, FUND FOR INCOME and HIGH YIELD FUND. Vice President, First Investors Asset Management Company, Inc., Executive Investors Trust, First Investors Series Fund, and First Investors Special Bond Fund, Inc.; Portfolio Manager, FIMCO.

GEORGE V. GANTER (47), Vice President, INVESTMENT GRADE FUND. Vice President, First Investors Asset Management Company, Inc.; Portfolio Manager, FIMCO.

CLARK D. WAGNER (40), Vice President, GOVERNMENT FUND and INVESTMENT GRADE FUND. Vice President, First Investors Multi-State Insured Tax Free Fund, Executive Investors Trust, First Investors Series Fund, First Investors New York Insured Tax Free Fund, Inc. and First Investors Government Fund, Inc.; Chief Investment Officer, FIMCO.

MICHAEL J. O'KEEFE (33), Vice President, CASH MANAGEMENT FUND. Portfolio Manager of Cash Management Fund since December 1995; Assistant Portfolio Manager from 1985-1995; Vice President, First Investors Tax-Exempt Money Market Fund, Inc.

-------------------------

* These Directors may be deemed to be "interested persons," as defined in the 1940 Act.
** These Directors are members of the Board's Audit Committee.
+  Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

      The Directors and officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

      All of the officers and Directors, except for Ms. Jones, Mr. Ganter and Mr. Wagner, hold identical or similar positions with the other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management

Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

      The following table lists compensation paid to the Directors of each Fund for the fiscal year ended September 30, 1999.


                          AGGREGATE                                                                              TOTAL
                          COMPENSATION     AGGREGATE         AGGREGATE        AGGREGATE         AGGREGATE        COMPENSATION
                          FROM             COMPENSATION      COMPENSATION     COMPENSATION      COMPENSATION     FROM FIRST
DIRECTOR                  CASH             FROM              FROM             FROM              FROM             INVESTORS
--------                  MANAGEMENT       HIGH YIELD        FUND FOR         GOVERNMENT        INVESTMENT       FAMILY OF
                          FUND**++         FUND**            INCOME**         FUND**            GRADE FUND**     FUNDS PAID
                          ----------       ----------        -----------      -----------       ------------     TO DIRECTOR+
                                                                                                                 -------------
James J. Coy*             $0               $0                $0               $0                $0               $0
Glenn O. Head             $0               $0                $0               $0                $0               $0
Kathryn S. Head           $0               $0                $0               $0                $0               $0
Larry R. Lavoie           $0               $0                $0               $0                $0               $0
Rex R. Reed               $1,350           $1,800            $2,400           $1,800            $1,200           $41, 695
Herbert Rubinstein        $1,350           $1,800            $2,400           $1,800            $1,200           $41, 695
James M. Srygley          $1,350           $1,800            $2,400           $1,800            $1,200           $41, 695
John T. Sullivan          $0               $0                $0               $0                $0               $0
Robert F. Wentworth       $1,350           $1,800            $2,400           $1,800            $1,200           $41, 695
Nancy Schaenen            $1,350           $1,800            $2,400           $1,800            $1,200           $41, 695

* On March 27, 1997, Mr. Coy resigned as a Director of the Funds. Mr. Coy currently serves as an emeritus Director.
** Compensation to officers, interested Directors of the Funds and the emeritus Director is paid by the Adviser.
+ The First Investors Family of Funds consist of 15 separate registered investment companies. The total compensation shown in this column is for the twelve month period ended September 30, 1999.
++ Period  covered is nine months from  January 1, 1999  through  September  30,
1999.

                                   MANAGEMENT

      Investment advisory services to each Fund are provided by First Investors Management Company, Inc. pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement") dated June 13, 1994. Each Advisory Agreement was approved by the Board of the applicable Fund, including a majority of the Directors who are not parties to such Fund's Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose and by a majority of the public shareholders of the applicable Fund.

      Pursuant to each Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the applicable Fund's Directors. Each Advisory Agreement also provides that FIMCO shall provide the applicable Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of such Fund and assume certain expenses thereof, other than obligations or liabilities of such Fund. Each Advisory Agreement may be terminated at any time without penalty by the applicable Fund's Directors or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to the applicable Fund, for a period of over two years only if such continuance is approved annually either by such Fund's Directors or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of such Fund's Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under its Advisory Agreement, CASH MANAGEMENT FUND pays the Adviser an annual fee, payable monthly, of 0.50% of its average daily net assets. With respect to the other Funds, under each Advisory Agreement, the applicable Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

                                 HIGH YIELD FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $200 million.....................................................   1.00%
In excess of $200 million up to $500 million...........................   0.75
In excess of $500 million up to $750 million...........................   0.72
In excess of $750 million up to $1.0 billion...........................   0.69
Over $1.0 billion......................................................   0.66


                                 FUND FOR INCOME
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $250 million.....................................................   0.75%
In excess of $250 million up to $500 million...........................   0.72
In excess of $500 million up to $750 million...........................   0.69
Over $750 million......................................................   0.66

                                 GOVERNMENT FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $200 million....................................................    1.00%
In excess of $200 million up to $500 million..........................    0.75
In excess of $500 million up to $750 million..........................    0.72
In excess of $750 million up to $1.0 billion..........................    0.69
Over $1.0 billion.....................................................    0.66

                              INVESTMENT GRADE FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $300 million.................................................       0.75%
In excess of $300 million up to $500 million.......................       0.72
In excess of $500 million up to $750 million.......................       0.69
Over $750 million..................................................       0.66

      For the fiscal years ended December 31, 1997 and 1998, and the nine month period from January 1, 1999 through September 30, 1999, CASH MANAGEMENT FUND paid $669,184, $748,196 and $613,472, respectively, in advisory fees. For the same periods, the Adviser voluntarily assumed expenses for CASH MANAGEMENT FUND in the amounts of $379,265, $323,850 and $268,706, respectively. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, HIGH YIELD FUND paid the Adviser $1,674,251, $1,212,262 and $1,499,122, respectively, in advisory fees. For the same periods, the Adviser voluntarily waived $400,000, $375,000 and $495,021, respectively, in advisory fees. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, FUND FOR INCOME paid the Adviser $3,217,285, $2,448,268 and $3,121,524, respectively, in advisory fees. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, GOVERNMENT FUND paid the Adviser $1,241,821, $810,988 and $951,583, respectively, in advisory fees. For these same time periods, the Adviser voluntarily waived $532,208, $436,686 and $600,530, respectively, in advisory fees. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, INVESTMENT GRADE paid the Adviser $307,123, $226,719 and $338,731, respectively, in advisory fees. For the same periods, the Adviser voluntarily waived $47,250, $56,680 and $84,683, respectively, in advisory fees. In addition, for the same periods the Adviser voluntarily assumed expenses in the amount of $105,581, $58,718 and $72,220, respectively.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, George V. Ganter, Michael Deneka, David Hanover, Glenn O. Head, Kathryn S. Head, Nancy W. Jones, Michael O'Keefe, Patricia D. Poitra, Clark D. Wagner, and Matthew Wright. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


                                   UNDERWRITER

      Each Fund has entered into an Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. Each Underwriting Agreement was approved by the applicable Fund's Board, including a majority of the Independent Directors. Each Underwriting Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of such Fund's Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. Each Underwriting Agreement will terminate automatically in the event of its assignment.

      For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, FIC received underwriting commissions with respect to HIGH YIELD FUND of $466,862, $383,388 and $279,503, respectively. For the same periods, FIC reallowed an additional $133,969, $60,089 and $54,481, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, FIC received underwriting commissions with respect to FUND FOR INCOME of $472,941, $503,910 and $750,061, respectively. For the same periods, FIC reallowed an additional $60,576, $102,233 and $137,914, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, FIC received underwriting commissions with respect to GOVERNMENT FUND of $176,381, $127,799 and $177,774, respectively. For the same periods, FIC reallowed an additional $8,095, $8,072 and $4,677, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1997 and September 30, 1998 and 1999, FIC received underwriting commissions with respect to INVESTMENT GRADE FUND of $223,846, $229,010 and $371,329. For the same periods, FIC reallowed an additional $1, $6,498 and $13,926, respectively, to unaffiliated dealers.

                               DISTRIBUTION PLANS

      Each Fund except CASH MANAGEMENT FUND has adopted a separate plan of distribution for each class of its shares pursuant to Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan" and, collectively, "Plans"). CASH MANAGEMENT FUND has adopted a Class B Plan (also a "Plan") only. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. Each Class A Plan is a reimbursement plan, except for INVESTMENT GRADE FUND Class A Plan which is a compensation plan.

      Each Plan was approved by the applicable Fund's Board, including a majority of the Independent Directors, and by a majority of the outstanding voting securities of the relevant class of such Fund. Each Plan will continue in effect from year to year as long as its continuance is approved annually be either the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      For the fiscal year ended September 30, 1999, HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND paid $571,559, $1,234,576, $400,309 and $149,689, respectively, pursuant to their respective Class A Plan. For the same period, the Underwriter incurred the following Class A Plan-related expenses with respect to each Fund:

                          COMPENSATION TO    COMPENSATION TO     COMPENSATION TO
FUND                        UNDERWRITER          DEALERS         SALES PERSONNEL

HIGH YIELD FUND                $474,253            $2,152              $92,665
FUND FOR INCOME                $829,266            $3,952             $395,787
GOVERNMENT FUND                $234,108               $61             $164,564
INVESTMENT GRADE FUND           $92,861              $504              $55,652

      For the fiscal year ended September 30, 1999, CASH MANAGEMENT FUND, HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND paid $9,498, $94,087, $116,392, $30,974 and $65,580, respectively, pursuant to their respective Class B Plan. For the same period, the Underwriter incurred the following Class B Plan-related expenses with respect to each Fund:

                          COMPENSATION TO    COMPENSATION TO     COMPENSATION TO
FUND                        UNDERWRITER          DEALERS         SALES PERSONNEL

CASH MANAGEMENT FUND                 $0                $0               $9,498
HIGH YIELD FUND                 $85,346            $2,944               $5,319
FUND FOR INCOME                 $79,071           $34,618               $1,999
GOVERNMENT FUND                 $26,947               $22               $3,858
INVESTMENT GRADE FUND           $61,251              $771               $3,184

      DEALER CONCESSIONS. With respect to Class A shares of each Fund, the Fund will reallow a portion of the sales load to the dealers selling the shares as shown in the following table:

                                       SALES CHARGES AS % OF    CONCESSION TO
                                       ---------------------    -------------
                                      OFFERING    NET AMOUNT   DEALERS AS % OF
AMOUNT OF INVESTMENT                    PRICE      INVESTED     OFFERING PRICE
--------------------                    -----      --------     --------------
Less than $25,000...................    6.25%        6.67%           5.13%
$25,000 but under $50,000...........    5.75         6.10            4.72
$50,000 but under $100,000..........    5.50         5.82            4.51
$100,000 but under $250,000.........    4.50         4.71            3.69
$250,000 but under $500,000.........    3.50         3.63            2.87
$500,000 but under $1,000,000.......    2.50         2.56            2.05


                        DETERMINATION OF NET ASSET VALUE

CASH MANAGEMENT FUND

    The Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in the Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

    The Board of Directors of the Fund has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND

      Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be
OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities may also be priced by pricing services. Pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the applicable Fund's officers in a manner specifically authorized by the applicable Fund's Board of Directors.

      "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

ALL FUNDS

      Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      EMERGENCY PRICING PROCEDURES. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.


                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. Purchases and sales of portfolio securities by CASH MANAGEMENT FUND generally are principal transactions. In agency transactions, a Fund generally pays brokerage commissions. In principal transactions, a Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

      In purchasing and selling portfolio securities on behalf of a Fund, the Adviser will seek to obtain best execution. A Fund may pay more than the lowest available commission in return for brokerage and research services. Additionally, upon instruction by the Board, the Adviser may use dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser and the Fund Board to analyze a fund's performance relative to other comparable funds.

      In   selecting   the   broker-dealers   to  execute  a  Fund's   portfolio
transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

      The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Group of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board of Directors.

      For the fiscal year ended December 31, 1997, HIGH YIELD FUND paid $2,359 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $385,732. For the fiscal year ended December 31, 1997, FUND FOR INCOME paid $1,200 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $538,470. For the fiscal year ended December 31, 1997, GOVERNMENT FUND, INVESTMENT GRADE FUND and CASH MANAGEMENT FUND did not pay any brokerage commissions.

      For the fiscal year ended September 30, 1998, HIGH YIELD FUND paid $1,071 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $100,312. For the fiscal year ended September 30, 1998, FUND FOR INCOME paid $4,005 in brokerage commissions of which $2,723 was paid to brokers who furnished research services on portfolio transactions in the amount of $463,349. For the fiscal year ended September 30, 1998, GOVERNMENT FUND AND INVESTMENT GRADE FUND did not pay any brokerage commissions. For the fiscal year ended December 31, 1998, CASH MANAGEMENT FUND did not pay any brokerage commissions.

      For the fiscal year ended September 30, 1999, HIGH YIELD FUND paid $2,567 in brokerage commissions $767 of which was paid to brokers who furnished research services on portfolio transactions in the amount of $296,180. For the fiscal year ended September 30, 1999, FUND FOR INCOME paid $218 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $64,486. For the fiscal year ended September 30, 1999, GOVERNMENT FUND, INVESTMENT GRADE FUND and CASH MANAGEMENT FUND did not pay any brokerage commissions.


                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

      Information regarding the purchase, redemption and exchange of Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may be obtained free of charge by contacting your Fund.

      REDEMPTIONS-IN-KIND. If each Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities for this purpose is described under "Determination of Net Asset Value."

SPECIAL FEATURES WITH RESPECT TO CASH MANAGEMENT FUND

    SUPER CHECKING PROGRAM. Class A shareholders may establish Super Checking. Super Checking links your Fund account with a non-interest bearing checking account at First Financial Savings Bank, S.L.A. ("FFS"), an affiliate of the Funds. Each day, the Fund automatically "sweeps," or transfers, funds to your FFS account to cover your withdrawals, in increments of $100 ($1,000 for Business Super Checking) to maintain a balance of $1,000 ($3,000 for Business Super Checking). FFS will accept deposits into the FFS account only by an electronic direct deposit, a federal funds wire transfer or by "sweep" from your Fund account. You will receive a consolidated monthly reconciliation statement summarizing all transactions. The Federal Deposit Insurance Corporation ("FDIC") insures your funds in your FFS account up to $100,000. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT OBLIGATIONS OF OR GUARANTEED BY FFS, AND ARE SUBJECT TO RISK OF LOSS OF PRINCIPAL. For more information on the Super Checking Program, call FFS at 1-800-304-7748.

    CHECK REDEMPTION PRIVILEGE. You may obtain checks for non-retirement Fund accounts ("Redemption Checks"). Dividends are earned on Fund shares until a Redemption Check clears. You are subject to the rules and regulations of the

Custodian covering checking accounts. Neither the Funds nor the Custodian charges you for the use of such Redemption Checks. On presentation of a Redemption Check to the Custodian for payment, the Fund determines that a sufficient number of full and fractional shares are available in your account to cover the amount of the Redemption Check. Shares are considered available after a fifteen day clearing period. The Funds return all cancelled checks to you once a month. Neither the Fund nor the Custodian can certify or directly cash Redemption Checks. Any "stop payment" requests must be directed to the Transfer Agent and not to the Custodian. However, there is no guarantee that a "stop payment" request will stop the payment of a Redemption Check. You cannot use the Check Redemption Privilege for the redemption of shares for which certificates have been issued, for redemptions from retirement accounts or for redemptions of shares which are subject to a contingent deferred sales charge ("CDSC"). A CDSC may be imposed on the redemption of Fund shares acquired through an exchange of Class A shares from another Eligible Fund which were originally purchased at net asset value. Because each Fund accrues dividends on a daily basis, you may not redeem your Fund account in its entirety by the use of the check redemption privilege. The Check Redemption Privilege is not available for Super Checking.

    It is your responsibility to be certain that sufficient shares are in your account and available to cover the amount of the Redemption Check since, if there are insufficient shares, the Redemption Check will be returned through banking channels marked "insufficient funds." It is also your responsibility to ensure that such Redemption Checks are not made available to unauthorized individuals and to promptly notify the Funds of any lost or stolen Redemption Checks. Either the funds or the Custodian may at any time amend or terminate the Check Redemption Privilege. The Funds bear all expenses relating to this Check Redemption Privilege.


                                      TAXES

      In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, for those Funds that can invest in options and futures contracts, gains from options and futures contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions are taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from a Fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. Although each Fund is authorized to hold equity securities, it is expected that any dividend income received by a Fund will be minimal; accordingly, very little, if any, of the distributions made by the Funds will be eligible for the dividends-received deduction.

      If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      As applicable, dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Each Fund, other than CASH MANAGEMENT FUND, may each invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder ( effective after October 31, 1999) - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If these Funds invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF") then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Effective for its taxable year beginning November 1, 1999, these Funds may elect to "mark-to-market" its stock in any PFICs. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

      Each Fund except CASH MANAGEMENT FUND may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, a Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because a Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses HIGH YIELD FUND and INVESTMENT GRADE FUND will realize in connection therewith. Gains from options and futures contracts derived by a Fund with respect to its business of investing in securities or foreign currencies and gains from each Fund's disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations) will qualify as permissible income under the Income Requirement.

      If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

                             PERFORMANCE INFORMATION

CASH MANAGEMENT FUND

    The Fund provides current yield quotations based on its daily dividends. The Fund declares dividends daily and pays dividends monthly from net investment income.

    For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by the Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

    In addition to providing current yield quotations, the Fund provides effective yield quotations for a base period return of seven days. The Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

    The following is an example, for purposes of illustration only, of the current and effective yield calculation for Class A and Class B shares for the seven day period ended December 31, 1999.


                                                     CASH MANAGEMENT FUND
                                                  CLASS A        CLASS B
                                                   SHARES        SHARES
                                                   ------        ------
Dividends per share from net investment       $.000996540       $.000853434
income (seven calendar days ended December
31, 1999) (Base Period)
Annualized (365 day basis)*                   $.051962415       $.044500501
Average net asset value per share of the      $1.00             $1.00
seven calendar days ended December 31, 1999
Annualized historical yield per share for     5.20%             4.45%
the seven calendar days ended December 31,
1999
Effective Yield**                             5.33%             4.54%
Weighted average life to maturity of the portfolio on December 31, 1999 as 64 days

------------

* This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 1999.
**    Effective Yield = [(Base Period Return+1)365/7] - 1

HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND

      A Fund may advertise its top holdings from time to time. A Fund may also advertise performance in various ways.

      Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)^(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P  = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, each Fund will deduct the maximum sales charge of 6.25% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of

Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Average annual return and total return computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares) for the period ended September 30, 1999 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN1, 2

                              High Yield Fund            Fund for Income
                              ---------------            ---------------
                           Class A       Class B      Class A       Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                   -3.93%         -2.11%       -3.36%        -1.71%
Five Years                  7.60%          N/A          8.13%         N/A
Ten Years                   7.77%          N/A          8.29%         N/A
Life of Fund3                N/A           8.44%        N/A           8.87%

                              Government Fund         Investment Grade Fund
                              ---------------         ---------------------
                           Class A       Class B      Class A       Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                    -5.81%        -4.24%       -8.31%        -6.78%
Five Years                   5.22%         N/A          5.81%         N/A
Ten Years                    6.09%         N/A          N/A           N/A
Life of Fund3                N/A           5.82%        6.58%         6.42%

TOTAL RETURN 1, 2

                              High Yield Fund            Fund for Income
                              ---------------            ---------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                     -3.93%       -2.11%        -3.36%       -1.71%
Five Years                   44.20%        N/A          47.82%        N/A
Ten Years                   111.37%        N/A         121.82%        N/A
Life of Fund3                N/A          46.52%         N/A         49.28%

                              Government Fund         Investment Grade Fund
                              ---------------         ---------------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                    -5.81%        -4.24%       -8.31%        -6.78%
Five Years                  28.96%         N/A         32.63%         N/A
Ten Years                   80.62%         N/A           N/A          N/A
Life of Fund3                 N/A         30.59%       73.25%        34.11%

-----------------------

1 All Class A total return figures assume the maximum front-end sales charge of 6.25% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to July 1, 1993, the maximum front-end sales charge was 6.90%. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for HIGH YIELD FUND and GOVERNMENT FUND, and 8.50% for FUND FOR INCOME. Prior to December 18, 1990, HIGH YIELD FUND'S dividends were paid in additional shares at the public offering price.
2 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1999. Accordingly, return figures are higher than they would have been had such expenses not been waived.
3 The commencement  date for the offering of Class B shares is January 12, 1995.
  The inception dates for Class A shares of the funds are as follows: CASH MANAGEMENT FUND - October 16, 1978; GOVERNMENT FUND - August 6, 1984; INVESTMENT GRADE FUND - February 19, 1991; FUND FOR INCOME - January 1, 1971; and HIGH YIELD FUND - August 12, 1986.

      Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual total return and total return computed at net asset value for the period ended September 30, 1999 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN1

                              High Yield Fund            Fund for Income
                              ---------------            ---------------
                           Class A       Class B       Class A      Class B
                            SHARES       SHARES        SHARES        SHARES
                            ------       ------        ------        ------
One Year                      2.54%       1.89%          3.13%        2.29%
Five Years                    8.99%        N/A           9.54%        N/A
Ten Years                     8.46%        N/A           9.00%        N/A
Life of Fund2                 N/A         8.75%          N/A          9.18%

                              Government Fund         Investment Grade Fund
                              ---------------         ---------------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                      0.50%       -0.25%        -2.22%        -2.90%
Five Years                    6.58%        N/A           7.20%        N/A
Ten Years                     6.78%        N/A           N/A          N/A
Life of Fund2                 N/A         6.17%                        6.76%
                                                         7.38%

TOTAL RETURN 1

                          High Yield Fund              Fund for Income
                          ---------------              ---------------
                        Class A       Class B       Class A      Class B
                         Shares       Shares        Shares        Shares
                         ------       ------        ------        ------
One Year                    2.54%        1.89%       3.13%          2.29%
Five Years                 53.78%       N/A         57.73%         N/A
Ten Years                 125.29%       N/A        136.76%         N/A
Life of Fund2              N/A          48.52%        N/A          51.28%

                         Government Fund              Investment Grade Fund
                         ---------------              ---------------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares        Shares        Shares
                            ------       ------        ------        ------
One Year                      0.50%        -0.25%       -2.22%        -2.90%
Five Years                   37.53%        N/A          41.55%        N/A
Ten Years                    92.69%        N/A           N/A          N/A
Life of Fund2                 N/A          32.59%                     36.11%
                                                         84.80%
----------------------

1 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1999. Accordingly, return figures are higher than they would have been had such expenses not been waived.
2 The  commencement  date for the offering of Class B shares is January 12, 1995
  The commencement date for the offering of Class B shares is January 12, 1995. The inception dates for Class A shares of the funds are as follows: CASH MANAGEMENT FUND - October 16, 1978; GOVERNMENT FUND - August 6, 1984; INVESTMENT GRADE FUND - February 19, 1991; FUND FOR INCOME - January 1, 1971; and HIGH YIELD FUND - August 12, 1986.

      Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost).
Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      For the 30 days ended September 30, 1999, the yield for Class A shares and Class B shares of HIGH YIELD FUND was 9.16% and 9.07%, respectively. For the 30 days ended September 30, 1999, the yield for Class A and Class B shares of FUND FOR INCOME was 8.99% and 8.89%, respectively. For the 30 days ended September 30, 1999, the yield for Class A shares and Class B shares of GOVERNMENT FUND was 5.78% and 5.41%, respectively. For the 30 days ended September 30, 1999, the yield for Class A and Class B shares of INVESTMENT GRADE FUND was 5.70% and 5.37%, respectively. During this period certain expenses of the Funds were waived. Accordingly, yield is higher than it would have been if such expenses had not been waived.

      The distribution rate for each Fund is presented for a twelve-month period. It is calculated by adding the dividends for the last twelve months and dividing the sum by a Fund's offering price per share at the end of that period. The distribution rate is also calculated by using a Fund's net asset value. Distribution rate calculations do not include capital gain distributions, if any, paid. The distribution rate for the twelve-month period ended September 30, 1999 for Class A shares of HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND calculated using the offering price was 8.76%, 9.19%, 5.26% and 5.59%, respectively. The distribution rate for the same period for Class A shares of the Funds calculated using net asset value was 9.36%, 9.80%, 5.61% and 5.96%, respectively. The distribution rate for the same period for Class B shares of HIGH YIELD FUND, FUND FOR INCOME, GOVERNMENT FUND AND INVESTMENT GRADE FUND calculated using net asset value was 8.71%, 9.23%, 4.84% and 5.22%, respectively. During this period certain expenses of the Funds were waived. Accordingly, the distribution rates are higher than they would have been had such expenses not been waived.

ALL FUNDS

      Each Fund may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated
period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by the Fund of past or future yield or return. Examples of typical graphs and charts depicting such historical performance, compounding and hypothetical returns are included in Appendix D.

      From time to time, in reports and promotional literature, each Fund may compare its performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, that Fund's portfolio holdings, such as:

      Donoghue's Money Fund Average, a published statistic indicating the performance of money market mutual funds.

      Bank Rate Monitor Index, a published statistic indicating a composite interest rate available through banks on their money market deposit accounts.

      Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

      Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

      Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

      Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

      THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., Credit Suisse First Boston, Salomon Smith Barney, Morgan Stanley Dean Witter & Co., Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette,

      Value Line, Datastream International, HBSC James Capel, Warburg Dillion Read, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

      Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      Reuters, a wire service that frequently reports on global business.

      The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

      The Credit Suisse First Boston High Yield Index is designed to measure the performance of the high yield bond market.

      The Lehman Brothers Aggregate Index is an unmanaged index which generally covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities.

      The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million.

      The Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

      The Morgan Stanley World Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges.

      The  NYSE  composite  of  component   indices--unmanaged  indices  of  all
      industrial, utilities, transportation, and finance stocks listed on the NYSE.

      The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization.

      The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization.

      The Salomon Brothers Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

      The Salomon Brothers Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes.

      The   Standard   &   Poor's   400   Mid-Cap    Index   is   an   unmanaged
      capitalization-weighted index that is generally representative of the U.S. market for medium cap stocks.

      The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

      The Standard & Poor's Small-Cap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

      The Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 41 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

      From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

                               GENERAL INFORMATION

            CASH MANAGEMENT FUND was incorporated in the state of Maryland on July 17, 1978 and March 11, 1983. The Fund's authorized capital stock consists of 5 billion shares of common stock, all of one series, with a par value per share of $0.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. The Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Fund's outstanding shares, the Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of the Fund has equal voting rights except as noted above.

      HIGH YIELD FUND and FUND FOR INCOME were incorporated in the state of Maryland on November 14, 1984 and August 20, 1970, respectively. HIGH YIELD FUND'S authorized capital stock consists of 500 million shares of common stock, all of one series, with a par value per share of $0.01. FUND FOR INCOME'S authorized capital stock consists of 1 billion shares of common stock, all of one series, with a par value per share of $1.00. Each Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of each Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the same assets of that Fund. The Funds do not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of a Fund's outstanding shares, such Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of each Fund has equal voting rights except as noted above.

      GOVERNMENT FUND was incorporated in the state of Maryland on September 21, 1983. GOVERNMENT FUND'S authorized capital stock consists of 1 billion shares of common stock, all of one series, with a par value per share of $.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of the Fund represents interests in the same assets of that Fund. The Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Fund's outstanding shares, the Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of the Fund has equal voting rights except as noted above.

      SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series, each having two classes, designated Class A shares and Class B shares. SERIES FUND does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of SERIES FUND'S outstanding shares, SERIES FUND'S Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each share of each Fund has equal voting rights except as noted above.

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

      AUDITS AND REPORTS. The accounts of each Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA, 19103. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

      5% SHAREHOLDERS. As of December 31, 1999, The Bank of New York, 48 Wall Street, New York, NY 10286, Custodian of First Investors Periodic Payment Plans for Investment In First Investors High Yield Fund, Inc., owned of record 7.8% of the outstanding Class A shares of HIGH YIELD FUND for beneficial owners of such Plans and as Custodian of First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc. owned 22.2% of the outstanding Class A shares of INCOME FUND for beneficial owners of such Plans. As of December 31, 1999, The Bank of New York, 48 Wall Street, New York, NY 10286, Custodian First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc., owned of record 18.6% of the outstanding Class A shares of GOVERNMENT FUND for beneficial owners of such Plans.

      As of December 31, 1999 the following owned of record or beneficially 5% or more of the outstanding Class A shares of the CASH MANAGEMENT FUND:

SHAREHOLDER                   % OF SHARES
-----------                   -----------
First  Investors   Management     8.4
Company, Inc.
95 Wall Street
New York, NY  10005

      As of December 31, 1999, the following owned of record or beneficially 5% or more of the outstanding Class B shares of the CASH MANAGEMENT FUND:

SHAREHOLDER                   % OF SHARES
-----------                   -----------
Maria L. Nicola Moeller        5.5
John R. Moeller JTWROS
2623 River Road
Point Pleasant  Beach,  NJ
08742

Wheeling Distribution          7.5
Center
FBO Dan Shay
22 Hamilton Avenue
Wheeling, WV  26003

Dean Deuster                   6.1
9004 Kerrydale Ct.
Springfield, VA  22152

Estate   of   Hazel   E.K.     11.5
Carberry
Freda L. Williams,
Executrix
c/o  Koromilas & Koromilas Esq.
466 Central Avenue
Dover, NH  03820

      SHAREHOLDER LIABILITY. SERIES FUND, INVESTMENT GRADE FUND is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of INVESTMENT GRADE FUND. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of INVESTMENT GRADE FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Fund's Declaration of Trust provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of INVESTMENT GRADE FUND. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. INVESTMENT GRADE FUND may have an obligation to indemnify Trustees and officers with respect to litigation.

      TRADING BY  PORTFOLIO  MANAGERS  AND OTHER  ACCESS  PERSONS.  Pursuant  to
Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds, the Adviser and the Distributor have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of the Funds. Among other things, such persons, except the Directors: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and
(d) are prohibited from purchasing securities of initial public offerings.

                                  APPENDIX A

              DESCRIPTION OF CORPORATE AND MUNICIPAL BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2.    Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.

      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                            APPENDIX B

              DESCRIPTION OF CORPORATE AND MUNICIPAL COMMERCIAL PAPER RATINGS


STANDARD & POOR'S RATINGS GROUP

      S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

MOODY'S INVESTORS SERVICE, INC.

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.
      -     High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                   APPENDIX C

                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

STANDARD & POOR'S RATINGS GROUP

    S&P's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC.

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the difference between short-term credit risk and long-term risk.

    MIG-1. Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2. Loans bearing this designation are of high quality, with margins of protection ample although not as large as the preceding group.

                                   APPENDIX D

    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                              FINANCIAL STATEMENTS
                            AS OF SEPTEMBER 30, 1999


Registrants incorporate by reference the financial statements and report of independent accountants contained in the annual reports to shareholders for the fiscal year ended September 30, 1999 electronically filed with the Commission on December 6, 1999 (Accession Number: 0000912057-99-008417).

A Guide to Your
First Investors
Mutual Fund Account

as of January 11, 2000




INTRODUCTION
Investing in mutual funds doesn't have to be complicated. Your registered representative is available to answer your questions and help you process your transactions. First Investors offers personalized service and a wide variety of mutual funds. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds.

Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.



                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 1-212-858-8000
                                 Transfer Agent
                      Administrative Data Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026
TABLE OF CONTENTS
HOW TO BUY SHARES
To Open  an  Account................1
To Open a Retirement Account........2
Minimum Initial Investment..........2
Additional Investments..............2
Acceptable Forms of Payment.........2
Share Classes.......................2
Share Class Specification...........3
Class A Shares......................3
Class B Shares......................5
How to Pay..........................6
HOW TO SELL SHARES
Written Redemptions.................9

Telephone Redemptions...............9
Electronic Funds Transfer...........9
Systematic Withdrawal Plans.........10
Expedited Wire Redemptions..........10

HOW TO EXCHANGE SHARES
Exchange Methods....................11
Exchange Conditions.................12
Exchanging Funds with
Automatic Investments or
Systematic Withdrawals..............12

WHEN AND HOW
FUND SHARES ARE PRICED..............13

HOW PURCHASE,
REDEMPTION AND
EXCHANGE ORDERS ARE
PROCESSED AND PRICED.................13
SPECIAL RULES FOR MONEY
MARKET FUNDS ........................14

RIGHT TO REJECT PURCHASE
OR EXCHANGE ORDERS...................15

SIGNATURE GUARANTEE
POLICY  .............................15

TELEPHONE SERVICES
Telephone Exchanges
and Redemptions......................16
Shareholder Services.................17

OTHER SERVICES.......................18

ACCOUNT STATEMENTS
Transaction Confirmation Statements..20
Master Account Statements 20
Annual and Semi-Annual Reports.......20

DIVIDENDS AND DISTRIBUTIONS
Dividends and Distributions..........21
Buying a Dividend....................21

TAX FORMS  ..........................22
THE OUTLOOK..........................22

HOW TO BUY SHARES
First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1
(800) 423-4026 or visit us on-line at www.firstinvestors.com for more information.

TO  OPEN  AN  ACCOUNT
Before investing, you must establish an account with your broker-dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). Some types of accounts require additional paperwork.* After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative.





NON-RETIREMENT
ACCOUNTS

We offer a variety of different "non-retirement" accounts, which is the term we use to describe all accounts other than retirement accounts.

INDIVIDUAL ACCOUNTS. These accounts may be opened by any adult individual. Telephone privileges are automatically available, unless they are declined.

JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners.

* ADDITIONAL PAPERWORK REQUIRED FOR CERTAIN ACCOUNTS.




TYPE OF ACCOUNT      ADDITIONAL DOCUMENTS REQUIRED

Corporations   First Investors Certificate of Authority
Partnership
& Trusts

Transfer On Death    First Investors TOD Registration Request Form
(TOD)

Estates        Original or Certified Copy of Death Certificate
               Certified Copy of Letters Testamentary/Administration
               First Investors Executor's Certification & Indemnification Form

Conservatorships     Certified copy of court document appointing Conservator/
& Guardianships      Guardian

RETIREMENT  ACCOUNTS
We offer the following types of retirement plans for individuals and employers:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS for employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP-IRAs are available as trustee to trustee transfers.

403(B)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

 401(K) plans for employers.

MONEY PURCHASE PENSION
& PROFIT SHARING plans for sole proprietors and partnerships.

Currently, there are no annual service fees chargeable to a participant in connection with an IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. Each Fund currently pays the annual $10.00 custodian fee for each IRA account maintained with such Fund. This policy may be changed at any time by a Fund on 45 days' written notice to the holder of any IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. First Financial Savings has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA. (First Financial Savings Bank will change its name to First Investors Federal Savings Bank.)

For more information about these plans call your registered representative or our Shareholder Services Department at
1 (800) 423-4026.

MINIMUM INITIAL
INVESTMENT
Your initial investment in a non-retirement fund account may be as little as $1,000. The minimum is waived if you use one of our Automatic Investment Programs (see How to Pay) or if you open a Fund account through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion.


ADDITIONAL INVESTMENTS
Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.
Mail checks to:
FIRST INVESTORS CORPORATION
ATTN: DEPT. CP
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

ACCEPTABLE FORMS OF PAYMENT The following forms of payment are acceptable:

-checks made payable to First Investors Corporation.

-Money Line and Automatic Payroll Investment electronic funds transfers.

-Federal Funds wire transfers.

For your protection, never give your registered representative cash or a check made payable to your registered representative.

We DO NOT accept:

-Third party checks.
-Traveler's checks.
-Checks drawn on non-US banks.
-Money orders.
-Cash.

SHARE  CLASSES
All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.



Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

SHARE CLASS             SPECIFICATION
It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

CLASS  A SHARES
When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

    CLASS  A  SALES  CHARGES

                            AS A % OF          AS A % OF YOUR
    YOUR INVESTMENT       OFFERING PRICE        INVESTMENT
    up to  $24,999             6.25%              6.67%
    $25,000 - $49,999          5.75%              6.10%
    $50,000 - $99,999          5.50%              5.82%
    $100,000 - $249,999        4.50%              4.71%
    $250,000 - $499,999        3.50%              3.63%
    $500,000 - $999,999        2.50%              2.56%
    $1,000,000 or more            0%*                0%*

* If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.

Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
SALES CHARGE WAIVERS
& REDUCTIONS ON CLASS A SHARES:

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE: 1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation, or by his/her spouse, child (under age 21) or grandchild (under age 21).

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates or by his/her spouse, child (under age 21) or child under UTMA/UGMA provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.



3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When Class A share fund distributions are reinvested in Class A shares.

5: When Class A share Systematic Withdrawal Plan payments are reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contracts or First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:
1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

+ CUMULATIVE PURCHASE PRIVILEGE
The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. The Cumulative Purchase Privilege lets you add the values of all of your existing FI Fund accounts (except for amounts that have been invested directly in Cash Management or Tax Exempt Money Market accounts on which no sales charge was previously imposed) to the amount of your next Class A share investment in determining whether you are entitled to a sales charge discount. While sales charge discounts are available only on Class A shares, we will also include any Class B shares you may own in determining whether you have achieved a discount level. For example, if the combined current value of your existing FI Fund accounts is $25,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

 -Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

 -Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

+ LETTER OF INTENT
A Letter of Intent ("LOI") lets you purchase Class A shares at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction. Amounts invested in the Cash Management or Tax Exempt Money Market Funds are not counted toward an LOI.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

CLASS B SHARES
Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account or through cross reinvestment of dividends from another Class B share account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.



                              CLASS B SALES CHARGES

            THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:





      YEAR 1    2    3    4    5    6     7+

      CDSC 4%   4%   3%   3%   2%   1%    0%



If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

First-Class B shares representing dividends and capital gains that are not subject to a CDSC.

Second-Class B shares held more than six years which are not subject to a CDSC.

Third-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON
CLASS B SHARES:
The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions due to the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner. Redemptions following the death or disability of one joint owner of a joint account are not deemed to be as the result of death or disability.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11: Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

HOW  TO  PAY
You can invest using one or more of the following options:

+ CHECK:
You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

AUTOMATIC INVESTMENTS:
We offer several automatic investment
programs to simplify investing.

+ MONEY LINE:
With our Money Line program, you can invest in a FI fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.



Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually.

The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:
1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check or account statement. A signature guarantee of all shareholders and bank account owners is required. PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.
HOW TO CHANGE:
Provided you have telephone privileges, you may call Shareholder Services at 1
(800) 423-4026 to:

-Increase the payment up to $999.99 provided bank and fund account registrations are the same.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.



-Change bank information (a new Money Line Application and voided check or account statement is required).

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $25,000 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

+ AUTOMATIC  PAYROLL
  INVESTMENT:
With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

HOW TO APPLY:
1: Complete an API Application. If you are receiving a government payment and wish to participate in the API Program you must also complete the government's Direct Deposit Sign-up Form. Call Shareholder Services at 1 (800) 423-4026 for more information.

2: Complete an API Authorization Form.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

+ WIRE  TRANSFERS:
You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING First Investors account. Federal Fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.



Shares will be purchased on the day we receive your wire transfer provided that we have received adequate instructions and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026). Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit. There are special rules for money market fund accounts.

To wire Federal Funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to:
FIRST FINANCIAL SAVINGS BANK, S.L.A.
ABA # 221272604
ACCOUNT # 0306142
YOUR NAME
YOUR FIRST INVESTORS FUND ACCOUNT #

(First Financial Savings Bank will change its name to First Investors Federal Savings Bank.)


+ DISTRIBUTION
  CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW  fund account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

+ SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS: You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account in the same class of shares. -Payments are invested without a sales charge. -A signature guarantee is required if the ownership on both accounts is not identical.
-Both accounts must be in the same class of shares. -You must invest at least $600 a year if into a new fund account. -You can invest on a monthly, quarterly, semi-annual, or annual basis. Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

HOW TO SELL SHARES
You can sell your shares on any day the New York Stock Exchange ("NYSE") is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:
-Automatic Payroll Investment.
-FIC registered representative payroll checks.
-First Investors Life Insurance Company checks.
-Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at
1 (800) 423-4026 for more information.



WRITTEN REDEMPTIONS
You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request in good order must include:

1:  The name of the fund;

2:  Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see Signature Guarantee Policy).

If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we will also require a Letter of Acceptance from the successor custodian before we effect the redemption.

For your protection, the Fund reserves the right to require additional supporting legal documentation.

Written redemption requests should be mailed to:
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information.


TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem non-retirement shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 4:00 p.m., ET, provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see Telephone Privileges);
-You do not hold share certificates (issued shares);
-The redemption check is made payable to the registered owner(s) or pre-designated bank;
-The redemption check is mailed to your address of record or predesignated bank account;
-Your address of record has not changed within the past 60 days;
-The redemption amount is $50,000 or less; AND
-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed
 $100,000. Telephone redemption orders received between 4:00-5:00p.m. will be processed on the following business day.
ELECTRONIC FUNDS        TRANSFER
The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application. You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1:  Must be electronically transferred to your pre-designated bank account;

2:  Must be at least $500;

3:  Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.



SYSTEMATIC                 WITHDRAWAL PLANS
Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 701/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at
1 (800) 423-4026.

EXPEDITED  WIRE
REDEMPTIONS
(MONEY MARKET FUNDS ONLY)
Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of money market funds must be received in writing or by phone prior to 12:00 p.m., ET on a day the NYSE is open for trading. These days are referred to as "Trading Days" in this manual. Wire Redemption orders received after 12:00 p.m., ET but before the close of regular trading on the NYSE, or received on a day that the Federal Reserve system is closed will be processed on the following business day.

-Each wire under $5,000 is subject to a $15 fee.

-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.00.

-Wires must be directed to your pre-designated bank account.



HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange of non-retirement fund shares is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

EXCHANGE METHODS

METHOD             STEPS TO FOLLOW

Through Your
Registered Representative Call your registered representative.

By Phone         Call Special Services from 9:00 a.m. to 5:00 p.m., ET
1(800) 342-6221 Orders received after the close of the NYSE, usually 4:00 p.m., ET, are processed the following business day.

                 1. You must have telephone privileges.
                     (see Telephone Transactions.)

                 2. Certificate shares cannot be exchanged by phone.

                 3. For trusts, estates, attorneys-in-fact, corporations,
                    partnerships, and other entities, additional documents

                    are required and must be on file.

By Mail to:
ADM
581 MAIN STREET
WOODBRIDGE,         NJ 07095-1198 1. Send us written instructions signed by all account owners exactly as the account is registered.

                 2. Include the name and account number of your fund.

                 3. Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.

                 4.   Specify the existing account number or the name of the

                      new Fund you want to exchange into.

                 5. Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

                 6. For trusts, estates, attorneys-in-fact, corporations,
                          partnerships, and other entities, additional
                                   documents are required.  Call Shareholder
                                   Services at 1(800) 423-4026.




EXCHANGE CONDITIONS
1: You may only exchange shares within the same class.

2: Exchanges can only be made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts exchanged from a non-money market fund to a money market fund may be exchanged back along with the dividends earned on that amount at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Dividends earned on money market shares that were purchased by an exchange from a fund with a sales charge, may be exchanged back at net asset value. Your request must be in writing and include a statement acknowledging that a sales charge will be paid.

8: If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed but the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

9: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

10: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

EXCHANGING FUNDS  WITH  AUTOMATIC INVESTMENTS  OR  SYSTEMATIC  WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:



                      EXCHANGE           EXCHANGE          EXCHANGE A
                      ALL SHARES TO      ALL SHARES TO     PORTION OF
                      ONE FUND           MULTIPLE          SHARES TO ONE OR
                      FUNDS              MULTIPLE
                                         FUNDS

MONEY LINE            ML moves to        ML stays with     ML stays with
(ML)                  Receiving Fund     Original Fund     Original Fund


AUTOMATIC PAYROLL      API moves to      API Stays with    API stays with
 INVESTMENT (API)      Receiving Fund    Original Fund     Original Fund


SYSTEMATIC             SWP moves to      SWP               SWP stays
WITHDRAWALS            Receiving Fund    Canceled          with Original Fund
(SWP)

WHEN AND HOW  FUND SHARES ARE PRICED
Each FI Fund prices its shares each day that the NYSE is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

HOW PURCHASE,
REDEMPTION AND
EXCHANGE ORDERS
ARE PROCESSED AND PRICED
The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, in certain instances, special rules apply to money market transactions. Special rules also apply for emergency conditions. These are described in the Statement of Additional Information.

+ PURCHASES:
Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares," certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., ET, your shares will be purchased at that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the date you select on your application.

-Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

+ REDEMPTIONS:
As described previously in "How To Sell Shares," certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in good order in our Woodbridge, NJ office prior to 4:00 p.m., ET.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

+ EXCHANGES:
Unless you have declined telephone privileges, you or your representative may exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

+ ORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES: All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

+ ORDERS PLACED  VIA      DEALERS:
It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

SPECIAL RULES FOR MONEY MARKET FUNDS
Money market fund shares will not be purchased until the Fund receives Federal Funds for the purchase. Federal Funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the Federal Funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the money market fund account number to receive same day credit. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the Federal Wire and your account information.

To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to:

CASH MANAGEMENT FUND

BANK OF NEW YORK

ABA #021000018
FI CASH MGMT. ACCOUNT 8900005696

FOR FURTHER CREDIT TO:  YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

TAX-EXEMPT MONEY MARKET FUND

BANK OF NEW YORK

ABA #021000018
FI TAX EXEMPT ACCOUNT 8900023198

FOR FURTHER CREDIT TO: YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Trading Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, but before the close of regular trading on the NYSE, will be processed the following Trading Day.

There is no sales charge on Class A share money market fund purchases. However, anytime you make a redemption from a Class A share money market account and subsequently invest the proceeds in another eligible Class A share fund, the purchase will incur a sales charge unless one has already been paid.

RIGHT TO REJECT
PURCHASE OR
EXCHANGE ORDERS
A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE
GUARANTEE POLICY
A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable.

+ SIGNATURE GUARANTEES
  ARE REQUIRED:
1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

TELEPHONE
SERVICES
TELEPHONE EXCHANGES AND REDEMPTIONS
1 (800) 342-6221
You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, telephone privileges are not automatically granted. You must complete additional documentation. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Your registered representative may also use telephone privileges to execute your transactions.

+ SECURITY MEASURES:
For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of the following information is obtained:

-Account number.

-Address.

-Social security number.

-Other information as deemed necessary.

3: A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

+ ELIGIBILITY:
NON-RETIREMENT ACCOUNTS:
You can exchange or redeem shares of any non-retirement account by phone. Shares must be uncertificated and owned for 15 days for telephone redemption. See "How To Sell Shares" for additional information.

Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT ACCOUNTS:
You can exchange shares of any eligible FI fund of any participant directed FI prototype IRA, 403(b) or 401(k) Simplifier Plan. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan

Application is on file with the fund. Contact your registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.



During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, N.J. office.




SHAREHOLDER SERVICES
1 (800) 423-4026

PROVIDED YOU HAVE NOT DECLINED TELEPHONE PRIVILEGES, CALL US TO UPDATE OR
CORRECT:
-Your address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

-The amount of your Money Line up to $999.99 per payment provided bank and fund account registrations are the same.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment on non-retirement accounts.

TO REQUEST:
-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record (non-retirement accounts only).

-Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).

-Money market fund draft checks (non-retirement accounts only). Additional written documentation may be required for certain registrations.

-A stop payment on a dividend, redemption or money market draft check.

-Reactivation of your Money Line (provided an application and voided check is on file).

-Suspension (up to six months) or cancellation of Money Line.

-A duplicate copy of a statement or tax form.

-Cancellation of cross-reinvestment of dividends.





OTHER SERVICES
+ REINSTATEMENT PRIVILEGE:

If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you invest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you invest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you invest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinstatements in Class B shares of less than $1,000.

Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

+ CERTIFICATE SHARES:
Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

+ MONEY MARKET FUND DRAFT CHECKS:
Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.



FEE  TABLE:
Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC,
Attn: Correspondence Dept., 581 Main Street, Woodbridge, NJ 07095-1198 to request a copy of the following records:



 .

ACCOUNT HISTORY STATEMENTS:
1974 - 1982*    $10 per year fee

1983 - present  $5 total fee for all years

Current & Two Prior Years Free

*ACCOUNT HISTORIES ARE NOT AVAILABLE PRIOR TO 1974



CANCELLED CHECKS:
There is a $10 fee for a copy of a cancelled dividend, liquidation, or investment check requested. There is a $15 fee for a copy of a cancelled money market draft check.

DUPLICATE TAX FORMS:
Current Year    Free

Prior Year(s)   $7.50 per tax form per year



+ RETURN MAIL:
If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail." No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be escheated to your state (in other words turned over) in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.



+ TRANSFERRING  SHARES:
A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the fund.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (if any).

-The name(S), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(S).

If First Investors is your broker-dealer, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1
(800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.



ACCOUNT STATEMENTS

TRANSACTION
CONFIRMATION STATEMENTS
You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.

-check investments.

-Federal Funds wire purchases.

-redemptions.

-exchanges.

-transfers.

-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Payment Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.

-The date of the transaction.

-A description of the transaction (PURCHASE, REDEMPTION, ETC.).

-The number of shares bought or sold for the transaction.

-The dollar amount of the transaction.

-The dollar amount of the dividend payment (IF APPLICABLE).

-The total share balance in the account.

-The dollar amount of any dividends or capital gains paid.

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The confirmation statement also may provide a perforated Investment Stub with your preprinted name, registration, and fund account number for future investments.


MASTER  ACCOUNT
STATEMENTS
If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.

-fund's current market value.

-total distributions paid year-to-date.

-total number of shares owned.

ANNUAL  AND
SEMI-ANNUAL  REPORTS
You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.



DIVIDENDS AND
DISTRIBUTIONS
DIVIDENDS  AND
DISTRIBUTIONS
For funds that declare daily dividends, except money market funds, you start earning dividends on the day your purchase is made. For FI money market fund purchases, including Money Line and API purchases, you start earning dividends on the day Federal Funds are credited to your fund account. For exchanges into the money market funds, you start earning dividends on the day following the Trading Day on which an exchange is processed. No dividends are earned on exchanges out of the money market funds on the Trading Day on which an exchange is processed. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:




DIVIDEND PAYMENT SCHEDULE

MONTHLY:                            QUARTERLY:                    ANNUALLY (IF ANY):
Cash Management Fund                Blue Chip Fund                Focused Equity Fund
Fund for Income                     Growth & Income Fund          Global Fund
Government Fund                     Total Return Fund             Mid-Cap Opportunity Fund
Insured Intermediate Tax-Exempt     Utilities Income Fund         Special Situations Fund
Insured Tax Exempt Fund
Investment Grade Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund


Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.


BUYING  A  DIVIDEND
If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

 There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.


TAX FORMS

TAX FORM                       DESCRIPTION                                           MAILED BY
1099-DIV   Consolidated report lists all taxable dividend and capital gains          January 31
           distributions for all of the  shareholder's accounts.  Also includes foreign taxes paid and any federal income tax withheld  due to backup withholding.

1099-B     Lists proceeds from all redemptions including systematic                  January 31
           withdrawals and exchanges. A separate form is issued for each fund account. Includes amount of federal income tax withheld due to backup withholding.

1099-R     Lists taxable distributions from a retirement account. A separate         January 31
           form is issued for each fund account. Includes federal income tax withheld due to IRS withholding requirements.

5498       Provided to shareholders who made an annual IRA                           May 31
           contribution or rollover purchase. Also provides the account's fair market value as of the last business day of the previous year.
           A separate form is issued for each fund account.

1042-S     Provided to non-resident alien shareholders to report the amount          March 15
           of fund dividends paid and the amount of federal taxes withheld.
           A separate form is issued for each fund account.

Cost Basis Uses the "average cost-single category" method to show the cost           January 31
Statement    basis of any shares sold or exchanged. Information is provided to assist shareholders in calculating capital gains or losses.
           A separate statement, included with Form 1099-B, is issued for each fund account. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

Tax Savings  Consolidated report lists all amounts not subject to federal,          January 31
Report for state and local income tax for all the shareholder's accounts.
Non-Taxable Also includes any amounts subject to alternative minimum tax.
Income

Tax Savings  Provides the percentage of income paid by each fund that may           January 31
Summary be exempt from state income tax.



THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the Outlook, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.







(This page Intentionally Left Blank)

                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 1-212-858-8000

                                 Transfer Agent
                      Administrative Data Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

                          PART C. OTHER INFORMATION
                          -------------------------

Item 23.   EXHIBITS
           --------

     (a)(i)       Amended and Restated Declaration of Trust1

        (ii)      Supplemental Declaration of Trust2

     (b)          By-laws1

     (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated September 19, 1988, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

     (d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

     (e) Underwriting Agreement between Registrant and First Investors Corporation1

     (f)          Bonus, profit sharing or pension plans - none

     (g)(i)       Custodian  Agreement  between  Registrant  and Irving  Trust
                  Company(1)

         (ii) Supplement to Custodian Agreement between Registrant and The Bank of New York1

     (h)(i) Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.1

        (ii)      Schedule A to Administration Agreement(2)

        (iii)     Transfer Agency Agreement - filed herewith

     (i)          Consent of Counsel - filed herewith

     (j)(i)       Consent of Independent Accountants - filed herewith

        (ii)      Powers of Attorney1

     (k)          Financial statements omitted from prospectus -none

     (l)          Initial capital agreements - none

     (m)(i)       Amended and Restated Class A Distribution Plan1

         (ii)     Class B Distribution Plan1

     (n)    Financial Data Schedules - filed herewith

     (o)    18f-3 Plan1

____________
1 Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 33-25623) filed on April 23, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 33-25623) filed on May 15, 1997.


Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  REGISTRANT
           --------------------------------------------------------------

           There are no persons controlled by or under common control with the Registrant.


Item 25.   INDEMNIFICATION
           ---------------

           Article XI, Section 1 of Registrant's Declaration of Trust provides as follows:

           Section 1.

           Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

           Section 2.

           (a) Subject to the  exceptions and  limitations  contained in Section
               (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words  "claim,"  "action,"  "suit,"  or  "proceeding"
                       shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)    No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                  (A)  by the court or other body  approving  the  settlement;
                       or

                  (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                  (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

           The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

           The Registrant's Investment Advisory Agreement provides as follows:

           The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

           The Registrant's Underwriting Agreement provides as follows:

           The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 30 herein.


Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
           ----------------------------------------------------

           First Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."


Item 27.   PRINCIPAL UNDERWRITERS
           ----------------------

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            First Investors Cash Management Fund, Inc.
            First Investors Fund For Income, Inc.
            First Investors Global Fund, Inc.
            First Investors Government Fund, Inc.
            First Investors High Yield Fund, Inc.
            First Investors Insured Tax Exempt Fund, Inc.
            First Investors Multi-State Insured Tax Free Fund
            First Investors New York Insured Tax Free Fund, Inc.
            First Investors Tax-Exempt Money Market Fund, Inc.
            First Investors U.S. Government Plus Fund
            First Investors Series Fund II, Inc.
            First Investors Life Variable Annuity Fund A
            First Investors Life Variable Annuity Fund C
            First Investors Life Variable Annuity Fund D
            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

     (b)  The   following   persons  are  the  officers  and  directors  of  the
          Underwriter:

                                  Position and                 Position and
Name and Principal                Office with First            Office with
BUSINESS ADDRESS                  INVESTORS CORPORATION        REGISTRANT
----------------                  ---------------------        ----------

Glenn O. Head                     Chairman                     President
95 Wall Street                    and Director                 and Trustee
New York, NY 10005

Marvin M. Hecker                  President                    None
95 Wall Street
New York, NY  10005

John T. Sullivan                  Director                     Chairman of the
95 Wall Street                                                 Board of Trustees
New York, NY 10005

Joseph I. Benedek                 Treasurer                    Treasurer
581 Main Street
Woodbridge, NJ 07095

Lawrence A. Fauci                 Senior Vice President        None
95 Wall Street                    and Director
New York, NY 10005

Kathryn S. Head                   Vice President               Trustee
581 Main Street                   and Director
Woodbridge, NJ 07095

Louis Rinaldi                     Senior Vice                  None
581 Main Street                   President
Woodbridge, NJ 07095

Frederick Miller                  Senior Vice President          None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                   Secretary and                Trustee
95 Wall Street                    General Counsel
New York, NY  10005

Matthew Smith                     Vice President                 None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons                  Director                      None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                       Vice President                 None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                    Director                       None
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly                   Vice President                None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                   Vice President-                None
95 Wall Street                    Sales Administration
New York, NY 10005

William M. Lipkus                 Chief Financial Officer        None
581 Main Street
Woodbridge, NJ 07095

     (c)   Not applicable


Item 28.   LOCATION OF ACCOUNTS AND RECORDS
           --------------------------------

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data

Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.


Item 29.   MANAGEMENT SERVICES
           -------------------

           Not Applicable.


Item 30.   UNDERTAKINGS
           ------------

           The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 13th day of January, 2000.


                                          FIRST INVESTORS SERIES FUND
                                          (Fund)

                                          By:  /s/ Glenn O. Head
                                               -----------------
                                                Glenn O. Head
                                                President and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Glenn O. Head              Principal Executive            January 13, 2000
-----------------------------  Officer and Trustee
Glenn O. Head

/s/ Joseph I. Benedek          Principal Financial            January 13, 2000
-----------------------------  and Accounting Officer
Joseph I. Benedek

             *                 Trustee                        January 13, 2000
-----------------------------
Kathryn S. Head

/s/ Larry R. Lavoie            Trustee                        January 13, 2000
-----------------------------
Larry R. Lavoie

             *                 Trustee                        January 13, 2000
-----------------------------
Herbert Rubinstein

             *                 Trustee                        January 13, 2000
-----------------------------
Nancy Schaenen

             *                 Trustee                        January 13, 2000
-----------------------------
James M. Srygley

             *                 Trustee                        January 13, 2000
-----------------------------
John T. Sullivan


             *                 Trustee                        January 13, 2000
-----------------------------
Rex R. Reed

             *                 Trustee                        January 13, 2000
-----------------------------
Robert F. Wentworth





*By:  /s/ Larry R. Lavoie
      -------------------
      Larry R. Lavoie
      Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
NUMBER     DESCRIPTION
------     -----------

23(a)(i)   Amended and Restated Declaration of Trust1

23(a)(ii)  Supplemental Declaration of Trust2

23(b)      By-laws1

23(c) Shareholders rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated September 19, 1988, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement; and
           (b) Articles III and V of Registrant's  By-laws,  previously filed as
           Exhibit 99.B2 to Registrant's Registration Statement.

23(d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

23(e)      Underwriting   Agreement  between   Registrant  and  First  Investors
           Corporation1

23(f)      Bonus or Profit Sharing Contracts--None

23(g)(i)   Custodian Agreement between Registrant and Irving Trust Company(1)

23(g)(ii)  Supplement to Custodian  Agreement between  Registrant and The Bank of New York(1)

23(h)(i)   Administration   Agreement  between  Registrant,   First  Investors
           Management   Company,   Inc.,   First  Investors   Corporation  and
           Administrative Data Management Corp.(1)

23(h)(ii)  Schedule A to Administration Agreement(2)

23(h)(iii) Transfer Agency Agreement - filed herewith

23(i)      Consent of Counsel - filed herewith

23(j)(i)   Consent of independent accountants - filed herewith

23(j)(ii)  Powers of Attorney(1)

23(k)      Omitted Financial Statements -- None

23(l)      Initial Capital Agreements -- None

23(m)(i)   Amended and Restated Class A Distribution Plan1

23(m)(ii)  Class B Distribution Plan1

23(n)      Financial Data Schedules - filed herewith

23(o)      Rule 18f-3 Plan1

--------------
1 Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 33-25623) filed on April 23, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 33-25623) filed on May 15, 1997.